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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05629

Voya Investors Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Perspectives Portfolio

Voya High Yield Portfolio

Voya Large Cap Growth Portfolio

Voya Large Cap Value Portfolio

Voya Limited Maturity Bond Portfolio

Voya Liquid Assets Portfolio

Voya Multi-Manager Large Cap Core Portfolio

Voya Retirement Conservative Portfolio

Voya Retirement Growth Portfolio

Voya Retirement Moderate Growth Portfolio

Voya Retirement Moderate Portfolio

Voya U.S. Stock Index Portfolio

VY® BlackRock Inflation Protected Bond Portfolio

VY® Clarion Global Real Estate Portfolio

VY® Clarion Real Estate Portfolio

VY® FMR® Diversified Mid Cap Portfolio

VY® Franklin Income Portfolio

VY® Invesco Growth and Income Portfolio

VY® JPMorgan Emerging Markets Equity Portfolio

VY® JPMorgan Small Cap Core Equity Portfolio

VY® Morgan Stanley Global Franchise Portfolio

VY® T. Rowe Price Capital Appreciation Portfolio

VY® T. Rowe Price Equity Income Portfolio

VY® T. Rowe Price International Stock Portfolio

VY® Templeton Global Growth Portfolio

The schedules are not audited.

Voya Global Perspectives Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
954,676	Voya Emerging Markets Index Portfolio - Class I	$8,477,522	5.2
2,869,292	Voya Global Bond Fund - Class R6	28,090,371	17.3
3,255,555	Voya GNMA Income Fund - Class I	28,160,551	17.3
2,933,365	Voya High Yield Portfolio - Class I	28,248,302	17.4
399,078	Voya Index Plus LargeCap Portfolio - Class I	8,332,750	5.1
962,554	Voya International Index Portfolio - Class I	8,383,847	5.2
572,412	Voya MidCap Opportunities Portfolio - Class I	8,345,767	5.1
435,031	Voya Small Company Portfolio - Class I	8,256,883	5.1
2,627,565	Voya U.S. Bond Index Portfolio - Class I	28,141,217	17.3
724,506	VY® Clarion Global Real Estate Portfolio - Class I	8,230,392	5.1

	Total Mutual Funds
	(Cost $170,324,513)	$162,667,602	100.1

	Liabilities in Excess of Other Assets	(136,159)	(0.1)
	Net Assets	$162,531,443	100.0

Cost for federal income tax purposes is $171,663,300.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$150,900
Gross Unrealized Depreciation	(9,146,598)

Net Unrealized Depreciation	$(8,995,698)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Mutual Funds	$162,667,602	$–	$–	$162,667,602
Total Investments, at fair value	$162,667,602	$–	$–	$162,667,602

Voya Global Perspectives Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$18,953,435	$3,989,347	$(12,751,228)	$(1,714,032)	$8,477,522	$397,195	$(1,266,142)	$-
Voya Global Bond Fund - Class R6	19,845,384	12,963,410	(4,366,372)	(352,051)	28,090,371	-	(220,124)	-
Voya GNMA Income Fund - Class I	20,139,247	12,806,576	(4,761,569)	(23,703)	28,160,551	401,031	10,172	-
Voya High Yield Portfolio - Class I	19,835,292	13,646,886	(4,666,642)	(567,234)	28,248,302	852,757	(242,681)	-
Voya Index Plus LargeCap Portfolio - Class I	19,965,853	1,321,454	(12,315,827)	(638,730)	8,332,750	300,457	(578,778)	-
Voya International Index Portfolio - Class I	19,274,607	2,407,110	(13,227,277)	(70,593)	8,383,847	569,777	(1,011,955)	-
Voya MidCap Opportunities Portfolio - Class I	20,146,343	849,921	(13,513,256)	862,759	8,345,767	-	(1,386,262)	-
Voya Small Company Portfolio - Class I	20,320,885	4,020,608	(15,614,482)	(470,128)	8,256,883	92,127	(2,910,196)	2,661,069
Voya U.S. Bond Index Portfolio - Class I	20,208,739	12,785,379	(4,693,840)	(159,061)	28,141,217	215,751	77,825	40,496
VY® Clarion Global Real Estate Portfolio - Class I	20,303,181	3,197,920	(13,176,174)	(2,094,535)	8,230,392	601,433	744,878	-
	$198,992,966	$67,988,611	$(99,086,667)	$(5,227,308)	$162,667,602	$3,430,528	$(6,783,263)	$2,701,565

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 95.4%
		Basic Materials: 5.2%
750,000		Aleris International, Inc., 7.875%, 11/01/20	$731,325	0.1
1,760,000	L	ArcelorMittal, 5.125%, 06/01/20	1,597,376	0.2
1,760,000		ArcelorMittal, 6.125%, 06/01/25	1,430,000	0.2
2,365,000	#	Aruba Investments, Inc., 8.750%, 02/15/23	2,376,825	0.3
2,530,000	#	Cascades, Inc., 5.500%, 07/15/22	2,412,987	0.4
1,580,000	#	Constellium NV, 5.750%, 05/15/24	1,208,700	0.2
1,500,000		Eagle Spinco, Inc., 4.625%, 02/15/21	1,275,030	0.2
895,000	#	Evolution Escrow Issuer LLC, 7.500%, 03/15/22	568,325	0.1
1,000,000	#,L	FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19	806,250	0.1
590,000	#,L	FMG Resources August 2006 Pty Ltd., 9.750%, 03/01/22	550,912	0.1
2,339,048		FMG Resources August 2006 Pty Ltd, 2.750%, 06/28/19	1,923,867	0.3
1,750,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	1,395,275	0.2
1,500,000		Hexion US Finance Corp., 6.625%, 04/15/20	1,282,500	0.2
1,220,000	#,L	Huntsman International LLC, 5.125%, 11/15/22	1,049,200	0.2
3,000,000		Momentive Performance Materials, Inc., 3.880%, 10/24/21	2,355,000	0.3
4,000,000	±	Momentive Performance Materials, Inc., 10/15/20	–	–
1,295,000	#	PQ Corp., 8.750%, 05/01/18	1,299,856	0.2
500,000	#	Rain CII Carbon, LLC / CII Carbon Corp., 8.000%, 12/01/18	413,750	0.1
1,000,000	#,L	Rain CII Carbon, LLC / CII Carbon Corp., 8.250%, 01/15/21	810,000	0.1
1,575,000		Steel Dynamics, Inc., 5.125%, 10/01/21	1,500,188	0.2
1,575,000		Steel Dynamics, Inc., 5.500%, 10/01/24	1,448,016	0.2
2,710,000		Tronox Finance LLC, 6.375%, 08/15/20	1,734,400	0.3
3,000,000	#	Unifrax I LLC / Unifrax Holding Co., 7.500%, 02/15/19	2,955,000	0.4
2,610,000	#	US Coatings Acquisition, Inc. / Axalta Coating Systems Dutch Holding B BV, 7.375%, 05/01/21	2,756,813	0.4
945,000	#	WR Grace & Co-Conn, 5.125%, 10/01/21	935,550	0.1
945,000	#	WR Grace & Co-Conn, 5.625%, 10/01/24	929,644	0.1
			35,746,789	5.2

		Communications: 19.2%
400,000	#	Altice Financing SA, 6.500%, 01/15/22	387,204	0.1
1,080,000	#	Altice Financing SA, 6.625%, 02/15/23	1,039,500	0.2
1,000,000	#,L	Altice Finco SA, 8.125%, 01/15/24	955,000	0.1
1,530,000	#	Altice SA, 7.625%, 02/15/25	1,344,487	0.2
2,360,000	#	Altice SA, 7.750%, 05/15/22	2,153,500	0.3
885,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/23	816,961	0.1
1,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 03/15/21	987,375	0.1
1,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/22	940,000	0.1
1,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	1,006,875	0.2
3,000,000		CenturyLink, Inc., 5.625%, 04/01/20	2,786,250	0.4
3,000,000	#	Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21	2,651,250	0.4
750,000	#	Cequel Communications Holdings I, LLC / Cequel Capital Corp., 6.375%, 09/15/20	710,625	0.1
3,000,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	3,030,000	0.4
1,000,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	998,750	0.1
1,250,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	1,259,375	0.2
1,000,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	1,006,250	0.1
1,760,000	#	CommScope Tech Finance LLC, 6.000%, 06/15/25	1,692,909	0.3
1,000,000	#	CommScope, Inc., 5.500%, 06/15/24	958,750	0.1
2,920,000		CSC Holdings LLC, 5.250%, 06/01/24	2,310,450	0.3
2,950,000		DISH DBS Corp., 5.000%, 03/15/23	2,478,000	0.4
1,000,000		DISH DBS Corp., 5.875%, 07/15/22	885,000	0.1
1,750,000		DISH DBS Corp., 6.750%, 06/01/21	1,675,625	0.2
400,000		DISH DBS Corp., 7.875%, 09/01/19	420,332	0.1

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
1,285,000		Equinix, Inc., 5.375%, 04/01/23	$1,263,283	0.2
1,700,000		Equinix, Inc., 5.750%, 01/01/25	1,695,750	0.3
1,000,000		Frontier Communications Corp., 7.125%, 03/15/19	984,500	0.1
730,000	#	Frontier Communications Corp., 8.875%, 09/15/20	717,225	0.1
920,000	#	Frontier Communications Corp., 10.500%, 09/15/22	897,000	0.1
1,825,000	#	Frontier Communications Corp., 11.000%, 09/15/25	1,770,250	0.3
1,775,000		GCI, Inc., 6.875%, 04/15/25	1,792,750	0.3
3,000,000		Gray Television, Inc., 7.500%, 10/01/20	3,086,250	0.5
1,900,000	#	Harron Communications L.P./Harron Finance Corp., 9.125%, 04/01/20	2,025,875	0.3
1,500,000		Intelsat Jackson Holdings SA, 5.500%, 08/01/23	1,241,250	0.2
1,000,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	921,250	0.1
1,500,000		Intelsat Luxembourg SA, 8.125%, 06/01/23	982,500	0.1
2,175,000		Lamar Media Corp., 5.375%, 01/15/24	2,207,625	0.3
500,000		Lamar Media Corp., 5.000%, 05/01/23	495,000	0.1
500,000		Lamar Media Corp., 5.875%, 02/01/22	521,875	0.1
2,955,000	#	Level 3 Financing, Inc., 5.125%, 05/01/23	2,829,412	0.4
2,250,000		LIN Television Corp., 6.375%, 01/15/21	2,348,437	0.3
1,220,000	#	Media General Financing Sub, Inc., 5.875%, 11/15/22	1,213,900	0.2
3,725,000		Mediacom Broadband LLC / Mediacom Broadband Corp., 6.375%, 04/01/23	3,538,750	0.5
3,000,000		MetroPCS Wireless, Inc., 6.625%, 11/15/20	3,056,250	0.5
3,000,000	#	Midcontinent Communications & Midcontinent Finance Corp., 6.250%, 08/01/21	3,000,000	0.4
2,150,000	#	Neptune Finco Corp., 10.875%, 10/15/25	2,176,875	0.3
3,000,000		Netflix, Inc., 5.750%, 03/01/24	3,075,000	0.5
200,000	#	Netflix, Inc., 5.875%, 02/15/25	206,500	0.0
2,000,000		Nexstar Broadcasting, Inc., 6.875%, 11/15/20	2,067,500	0.3
1,250,000		Nielsen Finance LLC / Nielsen Finance Co., 4.500%, 10/01/20	1,257,813	0.2
925,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	898,406	0.1
1,100,000		Northwestern Bell Telephone, 7.750%, 05/01/30	1,220,533	0.2
3,575,000	#	Numericable Group SA, 6.250%, 05/15/24	3,458,813	0.5
2,500,000	#	Numericable Group SA, 6.000%, 05/15/22	2,415,625	0.4
1,170,000	#	Plantronics, Inc., 5.500%, 05/31/23	1,175,850	0.2
1,335,000	#	Sable International Finance Ltd., 6.875%, 08/01/22	1,351,688	0.2
500,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	526,875	0.1
3,350,000		Sinclair Television Group, Inc., 6.125%, 10/01/22	3,333,250	0.5
2,500,000	#	Sirius XM Radio, Inc., 5.750%, 08/01/21	2,510,938	0.4
1,340,000	#	Sirius XM Radio, Inc., 6.000%, 07/15/24	1,350,050	0.2
2,500,000		Sprint Capital Corp., 6.900%, 05/01/19	2,206,250	0.3
2,000,000		Sprint Corp., 7.125%, 06/15/24	1,544,200	0.2
500,000		Sprint Corp., 7.250%, 09/15/21	410,625	0.1
5,000,000		Sprint Nextel Corp., 6.000%, 11/15/22	3,775,000	0.6
2,000,000		Sprint Nextel Corp., 8.750%, 03/15/32	1,560,000	0.2
2,610,000		Starz LLC / Starz Finance Corp., 5.000%, 09/15/19	2,603,475	0.4
3,400,000	#	TEGNA, Inc., 5.500%, 09/15/24	3,315,000	0.5
750,000		T-Mobile USA, Inc., 6.250%, 04/01/21	749,250	0.1
2,950,000		T-Mobile USA, Inc., 6.731%, 04/28/22	2,950,000	0.4
250,000		T-Mobile USA, Inc., 6.836%, 04/28/23	248,125	0.0
1,750,000	#	Tribune Media Co., 5.875%, 07/15/22	1,701,875	0.3
3,000,000	#	Univision Communications, Inc., 5.125%, 02/15/25	2,820,000	0.4
3,140,000	#	West Corp., 5.375%, 07/15/22	2,912,350	0.4
1,750,000	#	Wind Acquisition Finance SA, 4.750%, 07/15/20	1,736,875	0.3
1,940,000	#	Wind Acquisition Finance SA, 7.375%, 04/23/21	1,920,600	0.3
2,955,000	L	Windstream Corp., 7.500%, 04/01/23	2,201,475	0.3

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
2,360,000	#	Zayo Group LLC / Zayo Capital, Inc., 6.000%, 04/01/23	$2,295,100	0.3
			131,059,516	19.2

		Consumer, Cyclical: 16.5%
2,840,000		Affinia Group, Inc., 7.750%, 05/01/21	2,996,200	0.4
750,000		Allegion US Holding Co., Inc., 5.750%, 10/01/21	772,500	0.1
2,500,000		AMC Entertainment, Inc., 5.875%, 02/15/22	2,525,000	0.4
1,160,000	#	American Tire Distributors, Inc., 10.250%, 03/01/22	1,189,000	0.2
2,905,000		Asbury Automotive Group, Inc., 6.000%, 12/15/24	3,021,200	0.4
2,930,000	#	Ashton Woods USA LLC, 6.875%, 02/15/21	2,710,250	0.4
1,180,000		Boyd Gaming Corp., 6.875%, 05/15/23	1,203,600	0.2
3,000,000	#	Building Materials Holding Corp., 9.000%, 09/15/18	3,172,500	0.5
2,580,000	L	Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.000%, 10/01/20	2,463,900	0.4
580,000	#	Caleres, Inc., 6.250%, 08/15/23	584,350	0.1
3,500,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	3,613,750	0.5
1,170,000	#	Carmike Cinemas, Inc., 6.000%, 06/15/23	1,184,625	0.2
2,320,000	#	CDR DB Sub, Inc., 7.750%, 10/15/20	1,600,800	0.2
2,635,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/24	2,654,762	0.4
2,685,000		Century Communities, Inc., 6.875%, 05/15/22	2,564,175	0.4
2,000,000		Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	2,127,400	0.3
119,666		Continental Airlines 2001-1 Class B Pass Through Trust, 7.373%, 12/15/15	120,115	0.0
1,790,000		Dana Holding Corp., 5.500%, 12/15/24	1,731,825	0.3
585,000	#	Family Tree Escrow LLC, 5.250%, 03/01/20	602,784	0.1
2,915,000	#	Family Tree Escrow LLC, 5.750%, 03/01/23	3,038,887	0.4
295,000		FelCor Lodging L.P., 6.000%, 06/01/25	296,475	0.0
1,180,000		Fiat Chrysler Automobiles NV, 5.250%, 04/15/23	1,106,250	0.2
1,175,000	#,L	Guitar Center, Inc., 6.500%, 04/15/19	1,086,875	0.2
1,100,000	#,L	Guitar Center, Inc., 9.625%, 04/15/20	929,500	0.1
600,000	#	HD Supply, Inc., 5.250%, 12/15/21	605,250	0.1
3,560,000	#	Hot Topic, Inc., 9.250%, 06/15/21	3,435,400	0.5
945,000	#	International Game Technology PLC, 5.625%, 02/15/20	921,375	0.1
980,000	#	International Game Technology PLC, 6.250%, 02/15/22	916,300	0.1
955,000	#	International Game Technology PLC, 6.500%, 02/15/25	864,275	0.1
2,520,000		JC Penney Corp., Inc., 8.125%, 10/01/19	2,532,600	0.4
2,700,000		LKQ Corp., 4.750%, 05/15/23	2,612,250	0.4
2,000,000	#,L	MCE Finance Ltd., 5.000%, 02/15/21	1,770,000	0.3
850,000		Meritage Homes Corp., 7.150%, 04/15/20	928,625	0.1
2,685,000		Meritage Homes Corp., 7.000%, 04/01/22	2,909,869	0.4
3,335,000		Meritor, Inc., 6.250%, 02/15/24	3,193,262	0.5
2,000,000		MGM Resorts International, 6.625%, 12/15/21	2,060,000	0.3
2,000,000		MGM Resorts International, 6.750%, 10/01/20	2,075,000	0.3
1,000,000		MGM Resorts International, 8.625%, 02/01/19	1,102,500	0.2
1,500,000		MGM Resorts International, 10.000%, 11/01/16	1,608,750	0.2
665,000	#	Michaels Stores, Inc., 5.875%, 12/15/20	696,587	0.1
1,200,000	#	NCL Corp. Ltd., 5.250%, 11/15/19	1,229,256	0.2
2,600,000	#,&	Neiman Marcus Group LLC., 8.750%, 10/15/21	2,691,000	0.4
2,955,000		Oshkosh Corp., 5.375%, 03/01/22	3,014,100	0.4
550,000	#	Party City Holdings, Inc., 6.125%, 08/15/23	556,875	0.1
2,915,000	#	Rite Aid Corp., 6.125%, 04/01/23	2,904,069	0.4
2,315,000	#	RSI Home Products, Inc., 6.500%, 03/15/23	2,326,575	0.3
1,050,000		Ryland Group, Inc., 5.375%, 10/01/22	1,065,750	0.2
1,000,000	#	Schaeffler Finance BV, 4.750%, 05/15/21	990,000	0.1
250,000	#,&	Schaeffler Holding Finance BV, 6.750%, 11/15/22	270,000	0.0

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
1,900,000	#,&	Schaeffler Holding Finance BV, 6.875%, 08/15/18	$1,964,125	0.3
750,000	L	Scientific Games Corp., 8.125%, 09/15/18	701,250	0.1
1,000,000		Scientific Games International, Inc., 6.250%, 09/01/20	722,500	0.1
1,210,000	#	Scientific Games International, Inc., 7.000%, 01/01/22	1,200,925	0.2
1,815,000		Scientific Games International, Inc., 10.000%, 12/01/22	1,588,125	0.2
580,000	#	Shea Homes L.P. / Shea Homes Funding Corp., 5.875%, 04/01/23	595,950	0.1
580,000	#	Shea Homes L.P. / Shea Homes Funding Corp., 6.125%, 04/01/25	595,950	0.1
3,500,000		Sonic Automotive, Inc., 5.000%, 05/15/23	3,368,750	0.5
3,590,000		Springs Industries, Inc., 6.250%, 06/01/21	3,572,050	0.5
1,250,000	#,L	Studio City Finance Ltd., 8.500%, 12/01/20	1,168,750	0.2
2,050,000	#	Tops Holding LLC / Tops Markets II Corp., 8.000%, 06/15/22	2,060,250	0.3
3,000,000		US Airways Group, Inc., 6.125%, 06/01/18	3,090,000	0.4
2,220,000	#	Viking Cruises Ltd., 8.500%, 10/15/22	2,442,000	0.4
505,000	#	WMG Acquisition Corp., 5.625%, 04/15/22	491,113	0.1
2,540,000	#	WMG Acquisition Corp., 6.750%, 04/15/22	2,406,650	0.3
350,000		Wolverine World Wide, Inc., 6.125%, 10/15/20	365,313	0.1
			112,910,092	16.5

		Consumer, Non-cyclical: 21.2%
3,490,000		Acadia Healthcare Co., Inc., 5.125%, 07/01/22	3,446,375	0.5
2,616,000	#	Albea Beauty Holdings SA, 8.375%, 11/01/19	2,759,880	0.4
1,545,000	#	Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc., 7.750%, 10/15/22	1,661,338	0.2
1,170,000	#	Alere, Inc., 6.375%, 07/01/23	1,190,475	0.2
2,750,000	#	Alliance Data Systems Corp., 5.375%, 08/01/22	2,688,125	0.4
1,225,000		Amsurg Corp., 5.625%, 11/30/20	1,249,500	0.2
3,195,000		Amsurg Corp., 5.625%, 07/15/22	3,202,987	0.5
1,890,000	#	Anna Merger Sub, Inc., 7.750%, 10/01/22	1,781,325	0.3
2,750,000		ARAMARK Corp., 5.750%, 03/15/20	2,859,587	0.4
1,000,000	#	Ashtead Capital, Inc., 6.500%, 07/15/22	1,050,000	0.2
1,180,000	#,&,L	BI-LO LLC / BI-LO Finance Corp., 8.625%, 09/15/18	1,067,900	0.2
1,165,000	#	BI-LO LLC / BI-LO Finance Corp., 9.250%, 02/15/19	1,182,475	0.2
2,500,000	#	Brand Energy & Infrastructure Services, Inc., 8.500%, 12/01/21	2,243,750	0.3
1,210,000	#	Bumble Bee Holdings, Inc., 9.000%, 12/15/17	1,237,225	0.2
2,570,000	#	C&S Group Enterprises LLC, 5.375%, 07/15/22	2,351,550	0.3
3,390,000	#,&	Capsugel SA, 7.000%, 05/15/19	3,387,881	0.5
1,755,000	#	CEB, Inc., 5.625%, 06/15/23	1,755,000	0.3
1,290,000	#	Ceridian HCM Holding, Inc., 11.000%, 03/15/21	1,185,187	0.2
750,000		CHS/Community Health Systems, Inc., 6.875%, 02/01/22	767,782	0.1
2,000,000		CHS/Community Health Systems, Inc., 7.125%, 07/15/20	2,085,000	0.3
1,790,000		Cott Beverages, Inc., 6.750%, 01/01/20	1,843,700	0.3
1,660,000		DaVita HealthCare Partners, Inc., 5.125%, 07/15/24	1,633,232	0.2
860,000		DaVita HealthCare Partners, Inc., 5.000%, 05/01/25	827,750	0.1
1,465,000	#	Endo Finance LLC, 5.375%, 01/15/23	1,411,894	0.2
880,000	#	Endo Finance LLC, 6.000%, 07/15/23	873,400	0.1
2,880,000	#	Envision Healthcare Corp., 5.125%, 07/01/22	2,858,400	0.4
2,000,000		HCA Holdings, Inc., 6.250%, 02/15/21	2,135,000	0.3
1,185,000		HCA, Inc., 5.375%, 02/01/25	1,179,075	0.2
2,000,000		HCA, Inc., 5.875%, 05/01/23	2,080,000	0.3
3,500,000		HCA, Inc., 7.500%, 02/15/22	3,963,750	0.6
2,000,000		HCA, Inc., 8.000%, 10/01/18	2,264,800	0.3
2,370,000		HealthSouth Corp., 5.750%, 11/01/24	2,346,300	0.3
1,000,000		Hertz Corp., 6.750%, 04/15/19	1,020,000	0.1
1,500,000	L	Hertz Corp., 7.375%, 01/15/21	1,556,250	0.2
1,695,000	#	Hill-Rom Holdings, Inc., 5.750%, 09/01/23	1,707,712	0.2
3,500,000		Immucor, Inc., 11.125%, 08/15/19	3,622,500	0.5
2,905,000	#	Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 08/01/23	2,832,375	0.4

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
470,000	#	JBS USA LLC / JBS USA Finance, Inc., 5.750%, 06/15/25	$432,400	0.1
2,250,000	#	JBS USA LLC / JBS USA Finance, Inc., 5.875%, 07/15/24	2,115,000	0.3
1,736,231		Kindred Healthcare, Inc., 4.250%, 04/09/21	1,734,755	0.3
2,540,000	#	Live Nation Entertainment, Inc., 5.375%, 06/15/22	2,501,900	0.4
2,400,000	#	Logo Merger Sub Corp., 8.375%, 10/15/20	2,412,000	0.4
810,000	#	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23	740,138	0.1
2,920,000	#	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/22	2,861,600	0.4
3,120,000	#	MPH Acquisition Holdings LLC, 6.625%, 04/01/22	3,127,800	0.5
3,025,000	#	Multi-Color Corp., 6.125%, 12/01/22	3,108,188	0.5
1,170,000	#	Mustang Merger Corp., 8.500%, 08/15/21	1,219,725	0.2
2,000,000		NBTY, Inc., 9.000%, 10/01/18	2,050,000	0.3
1,100,000	#	Post Holdings, Inc., 7.750%, 03/15/24	1,130,250	0.2
1,100,000	#	Post Holdings, Inc., 8.000%, 07/15/25	1,135,063	0.2
3,365,000		Quad/Graphics, Inc., 7.000%, 05/01/22	3,028,500	0.4
1,000,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	1,012,500	0.1
2,500,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	2,592,188	0.4
1,000,000		RR Donnelley & Sons Co., 6.000%, 04/01/24	923,750	0.1
3,000,000		RR Donnelley & Sons Co., 7.000%, 02/15/22	2,921,250	0.4
3,000,000	#	Safway Group Holding LLC / Safway Finance Corp., 7.000%, 05/15/18	3,086,250	0.5
145,000	#	Spectrum Brands, Inc., 5.750%, 07/15/25	148,625	0.0
1,500,000		Spectrum Brands, Inc., 6.375%, 11/15/20	1,594,313	0.2
1,000,000		Spectrum Brands, Inc., 6.625%, 11/15/22	1,062,500	0.2
2,060,000	#	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23	2,049,700	0.3
2,323,000		Teleflex, Inc., 5.250%, 06/15/24	2,346,230	0.3
750,000		Tenet Healthcare Corp., 6.000%, 10/01/20	793,125	0.1
2,025,000		Tenet Healthcare Corp., 6.750%, 02/01/20	2,080,688	0.3
1,590,000		Tenet Healthcare Corp., 6.750%, 06/15/23	1,582,050	0.2
750,000		Tenet Healthcare Corp., 8.125%, 04/01/22	799,050	0.1
1,000,000		Tenet Healthcare Corp., 8.000%, 08/01/20	1,035,000	0.2
1,000,000		Truven Health Analytics, Inc., 10.625%, 06/01/20	1,050,000	0.2
300,000		United Rentals North America, Inc., 6.125%, 06/15/23	300,750	0.0
2,500,000		United Rentals North America, Inc., 7.625%, 04/15/22	2,668,750	0.4
3,050,000	#	Universal Health Services, Inc., 4.750%, 08/01/22	3,118,625	0.5
250,000	#	Valeant Pharmaceuticals International, Inc., 5.500%, 03/01/23	237,500	0.0
3,000,000	#	Valeant Pharmaceuticals International, Inc., 7.000%, 10/01/20	3,067,500	0.4
1,500,000	#	Valeant Pharmaceuticals International, 5.625%, 12/01/21	1,428,750	0.2
500,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	515,625	0.1
1,000,000	#	VPI Escrow Corp., 6.375%, 10/15/20	996,875	0.1
580,000	#	VRX Escrow Corp., 5.375%, 03/15/20	565,138	0.1
2,580,000	#	VRX Escrow Corp., 5.875%, 05/15/23	2,480,025	0.4
2,080,000	#	VRX Escrow Corp., 6.125%, 04/15/25	1,997,632	0.3
1,260,000		WhiteWave Foods Co., 5.375%, 10/01/22	1,310,400	0.2
			144,671,588	21.2

		Diversified: 1.4%
1,000,000	&	Alphabet Holding Co., Inc., 7.750%, 11/01/17	975,000	0.2
2,905,000	#	Argos Merger Sub, Inc., 7.125%, 03/15/23	2,944,944	0.4
1,285,000	#,&	Carlson Travel Holdings, Inc., 7.500%, 08/15/19	1,291,425	0.2
885,000	#	Horizon Pharma Financing, Inc., 6.625%, 05/01/23	784,331	0.1
2,010,000	#	James Hardie International Finance Ltd, 5.875%, 02/15/23	2,045,175	0.3
1,250,000	#	The Nielsen Co. Luxembourg SARL, 5.500%, 10/01/21	1,248,438	0.2
			9,289,313	1.4

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: 9.4%
2,000,000		Alta Mesa Holdings / Alta Mesa Finance Services Corp., 9.625%, 10/15/18	$1,065,000	0.2
610,000		Antero Resources Corp., 5.125%, 12/01/22	527,650	0.1
2,000,000		Antero Resources Corp., 6.000%, 12/01/20	1,860,000	0.3
3,600,000		Berry Petroleum Co., 6.375%, 09/15/22	1,095,768	0.2
3,030,000	#	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22	2,893,650	0.4
3,075,000		Bonanza Creek Energy, Inc., 6.750%, 04/15/21	2,167,875	0.3
2,710,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 6.500%, 04/15/21	2,452,550	0.4
250,000	#	Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 7.750%, 04/15/23	230,780	0.0
1,180,000		Carrizo Oil & Gas, Inc., 6.250%, 04/15/23	1,041,350	0.2
2,500,000		Chaparral Energy, Inc., 7.625%, 11/15/22	750,000	0.1
2,500,000	L	Chesapeake Energy Corp., 5.750%, 03/15/23	1,642,967	0.2
1,000,000		Chesapeake Energy Corp., 7.250%, 12/15/18	832,500	0.1
3,000,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.000%, 12/15/20	2,707,500	0.4
3,000,000	#	CrownRock L.P. / CrownRock Finance, Inc., 7.125%, 04/15/21	2,895,000	0.4
1,760,000		EP Energy LLC / Everest Acquisition Finance, Inc., 6.375%, 06/15/23	1,311,200	0.2
1,180,000	#,L	Halcon Resources Corp., 8.625%, 02/01/20	985,300	0.1
3,250,000	#	Hilcorp Energy I L.P./Hilcorp Finance Co., 5.000%, 12/01/24	2,778,750	0.4
2,500,000		Legacy Reserves L.P. / Legacy Reserves Finance Corp., 6.625%, 12/01/21	1,712,500	0.3
2,365,000	#	Lonestar Resources America, Inc., 8.750%, 04/15/19	1,572,725	0.2
2,500,000		Memorial Production Partners L.P. / Memorial Production Finance Corp., 6.875%, 08/01/22	1,537,500	0.2
1,950,000		Memorial Resource Development Corp., 5.875%, 07/01/22	1,784,250	0.3
3,260,000		Murphy Oil USA, Inc., 6.000%, 08/15/23	3,349,650	0.5
1,990,000		Noble Energy, Inc., 5.625%, 05/01/21	2,004,310	0.3
860,000		Noble Energy, Inc., 5.875%, 06/01/24	857,135	0.1
1,175,000		Northern Oil And Gas, Inc., 8.000%, 06/01/20	879,781	0.1
640,000	#	Paragon Offshore PLC, 6.750%, 07/15/22	89,600	0.0
1,280,000	#	Paragon Offshore PLC, 7.250%, 08/15/24	179,200	0.0
1,765,000	#,L	PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/23	1,539,963	0.2
640,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.000%, 10/01/22	625,965	0.1
3,050,000	#	Rockies Express Pipeline, LLC, 5.625%, 04/15/20	2,973,750	0.4
640,000		Rose Rock Midstream L.P. / Rose Rock Finance Corp., 5.625%, 07/15/22	566,400	0.1
1,310,000	L	Sanchez Energy Corp., 6.125%, 01/15/23	884,250	0.1
976,000	L	Sanchez Energy Corp., 7.750%, 06/15/21	727,120	0.1
5,260,000	±	SemGroup Corp. Escrow	–	–
1,784,000		SemGroup Corp., 7.500%, 06/15/21	1,685,880	0.2
3,165,000		Seventy Seven Energy, Inc., 6.500%, 07/15/22	1,250,175	0.2
595,000	#	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20	529,431	0.1
1,480,000	#	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20	1,316,904	0.2
2,485,000	#	Sunoco L.P. / Sunoco Finance Corp., 6.375%, 04/01/23	2,441,513	0.4
3,455,000	#	Talos Production LLC, 9.750%, 02/15/18	2,366,675	0.3
720,000	#	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.750%, 03/15/24	688,500	0.1
398,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 5.875%, 10/01/20	388,050	0.1
2,500,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.125%, 10/15/21	2,468,750	0.4

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
2,812,000		WPX Energy, Inc., 6.000%, 01/15/22	$2,432,380	0.4
			64,090,197	9.4

		Financial: 6.3%
3,565,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, 4.500%, 05/15/21	3,569,456	0.5
500,000		Ally Financial, Inc., 3.500%, 07/18/16	501,875	0.1
1,000,000		Ally Financial, Inc., 4.125%, 03/30/20	991,875	0.1
2,500,000		Ally Financial, Inc., 7.500%, 09/15/20	2,843,750	0.4
1,652,000		Ally Financial, Inc., 8.000%, 11/01/31	1,970,010	0.3
3,150,000		CBRE Services, Inc., 5.250%, 03/15/25	3,200,501	0.5
1,000,000		CIT Group, Inc., 4.250%, 08/15/17	1,015,000	0.1
1,000,000	#	CIT Group, Inc., 5.500%, 02/15/19	1,040,000	0.2
3,000,000		CIT Group, Inc., 5.000%, 08/15/22	3,003,750	0.4
1,775,000		Communications Sales & Leasing, Inc. / CSL Capital LLC, 8.250%, 10/15/23	1,526,500	0.2
2,000,000		Crown Castle International Corp., 5.250%, 01/15/23	2,122,900	0.3
295,000	#	Energizer Holdings, Inc., 5.500%, 06/15/25	287,994	0.0
2,350,000	#	ESH Hospitality, Inc., 5.250%, 05/01/25	2,320,625	0.3
2,000,000		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 4.875%, 03/15/19	2,008,000	0.3
1,000,000		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 6.000%, 08/01/20	1,033,750	0.2
1,250,000	#	International Lease Finance Corp., 7.125%, 09/01/18	1,379,512	0.2
1,000,000		International Lease Finance Corp., 8.250%, 12/15/20	1,172,500	0.2
565,000	#	Iron Mountain, Inc., 6.000%, 10/01/20	571,893	0.1
665,000		iStar Financial, Inc., 4.000%, 11/01/17	641,725	0.1
1,330,000		iStar Financial, Inc., 5.000%, 07/01/19	1,269,312	0.2
499,200	#,±	Lehman Brothers Holdings, Inc., 8.160%, 05/30/09	26,770	0.0
3,035,000	L	Navient Corp., 5.875%, 10/25/24	2,390,062	0.3
2,685,000	#	Rayonier AM Products, Inc., 5.500%, 06/01/24	2,027,175	0.3
1,210,000	#,L	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/21	1,223,612	0.2
590,000	#	RHP Hotel Properties L.P. / RHP Finance Corp., 5.000%, 04/15/23	590,000	0.1
1,250,000		Sabra Health Care L.P. / Sabra Capital Corp., 5.500%, 02/01/21	1,306,250	0.2
1,250,000	#,&	Sophia Holding Finance L.P. / Sophia Holding Finance, Inc., 9.625%, 12/01/18	1,279,688	0.2
600,000		Springleaf Finance Corp., 5.250%, 12/15/19	588,000	0.1
1,000,000		Springleaf Finance Corp., 6.900%, 12/15/17	1,047,500	0.2
			42,949,985	6.3

		Industrial: 8.8%
3,630,000		ADS Waste Holdings, Inc., 8.250%, 10/01/20	3,639,075	0.5
630,000	#	AECOM Technology Corp., 5.750%, 10/15/22	636,300	0.1
630,000	#	AECOM Technology Corp., 5.875%, 10/15/24	636,300	0.1
250,000		Allegion PLC, 5.875%, 09/15/23	256,875	0.0
2,754,813	#,&	Ardagh Finance Holdings SA, 8.625%, 06/15/19	2,830,570	0.4
441,176	#	Ardagh Packaging Finance PLC, 7.000%, 11/15/20	443,382	0.1
1,170,000	#	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/23	1,175,850	0.2
3,520,000	#	BC Mountain LLC / BC Mountain Finance, Inc., 7.000%, 02/01/21	2,904,000	0.4
1,750,000	#	Builders FirstSource, Inc., 10.750%, 08/15/23	1,756,563	0.3
2,295,000	#	Building Materials Corp. of America, 6.000%, 10/15/25	2,329,425	0.3
2,000,000	#	Building Materials Corp. of America, 6.750%, 05/01/21	2,137,500	0.3
1,500,000	#	Cleaver-Brooks, Inc., 8.750%, 12/15/19	1,425,000	0.2
2,500,000	#	Dematic SA / DH Services Luxembourg Sarl, 7.750%, 12/15/20	2,537,500	0.4
295,000	#	EnerSys, 5.000%, 04/30/23	287,625	0.0
3,000,000	#	Gardner Denver, Inc., 6.875%, 08/15/21	2,670,000	0.4
3,280,000	#	Gates Global LLC / Gates Global Co., 6.000%, 07/15/22	2,656,800	0.4
1,735,000	#	Masonite International Corp., 5.625%, 03/15/23	1,778,375	0.3
2,000,000		Nortek, Inc., 8.500%, 04/15/21	2,110,000	0.3

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
1,595,000	#,L	Orbital ATK, Inc., 5.500%, 10/01/23	$1,600,981	0.2
275,000	#	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	277,750	0.0
2,525,000	#	Owens-Brockway Glass Container, Inc., 6.375%, 08/15/25	2,554,984	0.4
2,880,000	#	PaperWorks Industries, Inc., 9.500%, 08/15/19	2,793,600	0.4
2,900,000	#	Plastipak Holdings, Inc., 6.500%, 10/01/21	2,784,000	0.4
664,000		AVINTIV Specialty Materials, Inc., 7.750%, 02/01/19	689,730	0.1
2,675,000	#	Sanmina Corp., 4.375%, 06/01/19	2,695,063	0.4
1,970,000		SBA Communications Corp., 4.875%, 07/15/22	1,940,450	0.3
1,000,000	#	Sealed Air Corp., 5.500%, 09/15/25	1,017,500	0.2
500,000	#	Sealed Air Corp., 6.500%, 12/01/20	550,000	0.1
1,180,000	#	TransDigm, Inc., 6.500%, 05/15/25	1,113,625	0.2
1,340,000		TransDigm, Inc., 6.500%, 07/15/24	1,266,099	0.2
1,340,000		TransDigm, Inc., 6.000%, 07/15/22	1,256,250	0.2
3,015,000	#	Waterjet Holdings, Inc., 7.625%, 02/01/20	3,030,075	0.4
2,500,000	#	Wise Metals Group LLC, 8.750%, 12/15/18	2,412,500	0.4
675,000	#	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., 9.750%, 06/15/19	652,219	0.1
1,170,000	#	XPO Logistics, Inc., 6.500%, 06/15/22	993,769	0.1
			59,839,735	8.8

		Technology: 5.3%
2,520,000	#	Activision Blizzard, Inc., 6.125%, 09/15/23	2,683,800	0.4
1,210,000	#	Audatex North America, Inc., 6.125%, 11/01/23	1,220,587	0.2
1,565,000	#	Audatex North America, Inc., 6.000%, 06/15/21	1,573,983	0.2
3,000,000	#	BMC Software Finance, Inc., 8.125%, 07/15/21	2,435,625	0.4
1,850,000	#,&,L	Boxer Parent Co., Inc., 9.000%, 10/15/19	1,320,437	0.2
1,500,000		CDW LLC / CDW Finance Corp., 5.500%, 12/01/24	1,503,750	0.2
1,200,000		CDW LLC / CDW Finance Corp., 6.000%, 08/15/22	1,255,500	0.2
3,750,000		Emdeon, Inc., 11.000%, 12/31/19	4,007,812	0.6
2,586,000	#	Entegris, Inc., 6.000%, 04/01/22	2,634,487	0.4
370,000	#	First Data Corp., 5.375%, 08/15/23	367,225	0.1
1,750,000	#	First Data Corp., 8.250%, 01/15/21	1,822,188	0.3
1,940,000		First Data Corp., 10.625%, 06/15/21	2,131,575	0.3
1,512,000		First Data Corp., 11.750%, 08/15/21	1,682,100	0.2
1,500,000	#	IMS Health, Inc., 6.000%, 11/01/20	1,541,250	0.2
2,360,000	#,&	Infor Software Parent LLC / Infor Software Parent, Inc., 7.125%, 05/01/21	2,085,650	0.3
910,000	#	MSCI, Inc., 5.250%, 11/15/24	924,788	0.1
865,000	#	MSCI, Inc., 5.750%, 08/15/25	873,650	0.1
1,500,000		NCR Corp., 4.625%, 02/15/21	1,441,875	0.2
500,000		NCR Corp., 5.000%, 07/15/22	475,625	0.1
750,000		NCR Corp., 6.375%, 12/15/23	737,813	0.1
1,780,000	#	Open Text Corp., 5.625%, 01/15/23	1,769,988	0.3
1,500,000	#	Sophia L.P. / Sophia Finance, Inc., 9.750%, 01/15/19	1,613,625	0.2
145,000	#	SS&C Technologies Holdings, Inc., 5.875%, 07/15/23	147,900	0.0
			36,251,233	5.3

		Utilities: 2.1%
870,000		AES Corp., 5.500%, 03/15/24	775,605	0.1
1,250,000		AES Corp., 7.375%, 07/01/21	1,303,125	0.2
70,000		AES Corp., 8.000%, 06/01/20	79,450	0.0
585,000	#	Altice US Finance SA, 7.750%, 07/15/25	517,725	0.1
1,275,000		Calpine Corp., 5.375%, 01/15/23	1,195,313	0.2
2,085,000		Calpine Corp., 5.500%, 02/01/24	1,948,172	0.3
1,275,000		Calpine Corp., 5.750%, 01/15/25	1,196,906	0.2
3,000,000	#	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/23	3,127,500	0.4
1,750,000		NRG Energy, Inc., 6.250%, 07/15/22	1,601,250	0.2
500,000		NRG Energy, Inc., 7.875%, 05/15/21	509,375	0.1
2,000,000		NRG Energy, Inc., 8.250%, 09/01/20	2,064,000	0.3
			14,318,421	2.1

	Total Corporate Bonds/Notes
	(Cost $694,911,939)		651,126,869	95.4

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.1%
	Securities Lending Collateralcc: 4.1%
5,519,027	Citigroup, Inc., Repurchase Agreement dated 09/30/15, 0.12%, due 10/01/15 (Repurchase Amount $5,519,045, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $5,629,408, due 05/15/18-10/01/45)	$5,519,027	0.8
6,672,109	Daiwa Capital Markets, Repurchase Agreement dated 09/30/15, 0.20%, due 10/01/15 (Repurchase Amount $6,672,146, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $6,805,551, due 10/01/15-09/09/49)	6,672,109	1.0
6,672,109	HSBC Securities USA, Repurchase Agreement dated 09/30/15, 0.11%, due 10/01/15 (Repurchase Amount $6,672,129, collateralized by various U.S. Government Agency Obligations, 0.625%-6.500%, Market Value plus accrued interest $6,805,574, due 12/28/16-10/01/45)	6,672,109	1.0
6,672,109	Nomura Securities, Repurchase Agreement dated 09/30/15, 0.14%, due 10/01/15 (Repurchase Amount $6,672,135, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $6,805,551, due 11/15/15-07/20/65)	6,672,109	1.0
2,557,667	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/15, 0.17%, due 10/01/15 (Repurchase Amount $2,557,679, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $2,609,829, due 01/15/17-02/15/42)	2,557,667	0.3
		28,093,021	4.1

	Total Short-Term Investments
	(Cost $28,093,021)	28,093,021	4.1

	Total Investments in Securities (Cost $723,004,960)	$679,219,890	99.5
	Assets in Excess of Other Liabilities	3,266,249	0.5
	Net Assets	$682,486,139	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
&	Payment-in-kind
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.
±	Defaulted security

Cost for federal income tax purposes is $723,126,116.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$6,682,626
Gross Unrealized Depreciation	(50,588,852)

Net Unrealized Depreciation	$(43,906,226)

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$651,126,869	$–	$651,126,869
Short-Term Investments	–	28,093,021	–	28,093,021
Total Investments, at fair value	$–	$679,219,890	$–	$679,219,890

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Consumer Discretionary: 22.7%
416,559		Amazon.com, Inc.	$213,232,387	3.5
249,800	@	AMC Networks, Inc.	18,277,866	0.3
111,958	@	Chipotle Mexican Grill, Inc.	80,637,749	1.3
2,633,666		Comcast Corp. – Class A	149,802,922	2.5
1,403,249		Dish Network Corp. - Class A	81,865,547	1.4
955,948		Dollar General Corp.	69,248,873	1.1
3,023,891		Hilton Worldwide Holdings, Inc.	69,368,060	1.2
1,888,405		Home Depot, Inc.	218,091,893	3.6
1,214,599		Jarden Corp.	59,369,599	1.0
1,006,360		Lululemon Athletica, Inc.	50,972,134	0.8
1,307,174		Nike, Inc.	160,743,187	2.7
1,478,283		Ross Stores, Inc.	71,652,377	1.2
1,076,890		Starbucks Corp.	61,210,428	1.0
400,804		Ulta Salon Cosmetics & Fragrance, Inc.	65,471,333	1.1
			1,369,944,355	22.7

		Consumer Staples: 11.2%
1,434,896		Altria Group, Inc.	78,058,342	1.3
754,882		Church & Dwight Co., Inc.	63,334,600	1.1
1,913,389		Coca-Cola Enterprises, Inc.	92,512,358	1.5
637,585		Costco Wholesale Corp.	92,175,664	1.5
1,086,992		CVS Health Corp.	104,872,988	1.8
505,301		Monster Beverage Corp.	68,286,377	1.1
1,843,819		PepsiCo, Inc.	173,872,132	2.9
			673,112,461	11.2

		Energy: 0.9%
1,472,235		Halliburton Co.	52,043,507	0.9

		Financials: 5.1%
800,721	@	Aon PLC	70,951,888	1.2
397,429		Blackrock, Inc.	118,223,204	2.0
368,315		Intercontinental Exchange, Inc.	86,550,342	1.4
1,031,007		TD Ameritrade Holding Corp.	32,827,263	0.5
			308,552,697	5.1

		Health Care: 17.7%
311,886	@	Allergan plc	84,773,734	1.4
584,446		Amgen, Inc.	80,840,571	1.3
305,478		Biogen, Inc.	89,141,535	1.5
2,096,458		Bristol-Myers Squibb Co.	124,110,314	2.1
789,707		Celgene Corp.	85,422,606	1.4
657,476		Edwards Lifesciences Corp.	93,473,363	1.5
1,462,297		Gilead Sciences, Inc.	143,582,942	2.4
546,726		McKesson Corp.	101,160,712	1.7
1,678,509		Merck & Co., Inc.	82,901,559	1.4
380,807	@	Shire PLC ADR	78,153,021	1.3
888,711		UnitedHealth Group, Inc.	103,099,363	1.7
			1,066,659,720	17.7

		Industrials: 10.2%
1,383,195		Ametek, Inc.	72,368,762	1.2
1,334,481		Danaher Corp.	113,711,126	1.9
2,425,025		Delta Airlines, Inc.	108,810,872	1.8
1,358,004	@	Ingersoll-Rand PLC - Class A	68,945,863	1.2
407,134		Northrop Grumman Corp.	67,563,887	1.1
531,104		Roper Technologies, Inc.	83,223,997	1.4
454,163		Stanley Black & Decker, Inc.	44,044,728	0.7
1,442,716		Textron, Inc.	54,303,830	0.9
			612,973,065	10.2

		Information Technology: 27.9%
1,090,794		Adobe Systems, Inc.	89,685,083	1.5
3,855,215		Apple, Inc.	425,230,214	7.0
635,660	@	Avago Technologies Ltd.	79,463,857	1.3
1,668,615		Cognizant Technology Solutions Corp.	104,471,985	1.7
880,722		Electronic Arts, Inc.	59,668,915	1.0
463,676	@	Facebook, Inc.	41,684,472	0.7
1,314,213	@	Freescale Semiconductor Holdings Ltd.	48,073,912	0.8
430,972		Google, Inc. - Class A	275,119,596	4.6
1,073,332		Intuit, Inc.	95,258,215	1.6
2,679,552		Microsoft Corp.	118,596,971	2.0
905,325		Red Hat, Inc.	65,074,761	1.1
3,185,691		Visa, Inc.	221,915,235	3.7
728,358	@	VMware, Inc.	57,387,327	0.9
			1,681,630,543	27.9

		Materials: 3.0%
1,506,698		Crown Holdings, Inc.	68,931,433	1.2
1,040,623		Eastman Chemical Co.	67,349,121	1.1
703,800		Packaging Corp. of America	42,340,608	0.7
			178,621,162	3.0

	Total Common Stock
	(Cost $5,415,205,971)		5,943,537,510	98.7

SHORT-TERM INVESTMENTS: 1.2%
		Mutual Funds: 1.2%
70,290,600		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%††
		(Cost $70,290,600)	70,290,600	1.2

	Total Short-Term Investments
	(Cost $70,290,600)		70,290,600	1.2

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Total Investments in Securities (Cost $5,485,496,571)	$6,013,828,110	99.9
Assets in Excess of Other Liabilities	7,844,100	0.1
Net Assets	$6,021,672,210	100.0

††	Rate shown is the 7-day yield as of September 30, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $5,500,155,755.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$765,053,957
Gross Unrealized Depreciation	(251,381,602)

Net Unrealized Appreciation	$513,672,355

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$5,943,537,510	$—	$—	$5,943,537,510
Short-Term Investments	70,290,600	—	—	70,290,600
Total Investments, at fair value	$6,013,828,110	$—	$—	$6,013,828,110

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.9%
		Consumer Discretionary: 5.5%
531,014		Coach, Inc.	$15,362,235	0.9
204,986	@	Delphi Automotive PLC	15,587,135	1.0
192,288		Dish Network Corp. - Class A	11,218,082	0.7
151,362		Hasbro, Inc.	10,919,255	0.7
585,301		Hilton Worldwide Holdings, Inc.	13,426,805	0.8
101,896		Kohl's Corp.	4,718,804	0.3
174,588		McDonald's Corp.	17,202,156	1.1
440,822	@	Prime AET&D Holdings	–	–
			88,434,472	5.5

		Consumer Staples: 6.8%
545,588		Coca-Cola Co.	21,888,991	1.4
227,343		Dr Pepper Snapple Group, Inc.	17,971,464	1.1
201,387		Kimberly-Clark Corp.	21,959,239	1.4
295,211		Kraft Heinz Co.	20,835,992	1.3
321,864		Philip Morris International, Inc.	25,533,471	1.6
			108,189,157	6.8

		Energy: 12.1%
276,394		Anadarko Petroleum Corp.	16,691,434	1.0
261,780		EOG Resources, Inc.	19,057,584	1.2
373,430		Exxon Mobil Corp.	27,764,520	1.7
442,240		Halliburton Co.	15,633,184	1.0
406,151		Occidental Petroleum Corp.	26,866,889	1.7
497,760		Plains GP Holdings L.P.	8,710,800	0.6
315,267	@	Royal Dutch Shell PLC - Class A ADR	14,940,503	0.9
404,335		Schlumberger Ltd.	27,886,985	1.7
355,277	@,L	Total S.A. ADR	15,884,435	1.0
351,924		Valero Energy Corp.	21,150,632	1.3
			194,586,966	12.1

		Financials: 26.8%
143,063		Ameriprise Financial, Inc.	15,612,465	1.0
393,252		Arthur J. Gallagher & Co.	16,233,443	1.0
476,738	L	Blackstone Group LP	15,098,292	1.0
706,798		Brixmor Property Group, Inc.	16,595,617	1.0
818,197		Citigroup, Inc.	40,590,753	2.5
452,281		Discover Financial Services	23,514,089	1.5
450,104		Gaming and Leisure Properties, Inc.	13,368,089	0.8
435,115	@	Hartford Financial Services Group, Inc.	19,853,566	1.2
893,737		JPMorgan Chase & Co.	54,491,145	3.4
1,172,580		Keycorp	15,255,266	1.0
338,505	@	Lazard Ltd.	14,657,266	0.9
326,182		Lincoln National Corp.	15,480,598	1.0
75,815		Mid-America Apartment Communities, Inc.	6,206,974	0.4
208,881		Prudential Financial, Inc.	15,918,821	1.0
123,558		Simon Property Group, Inc.	22,700,076	1.4
624,604		Starwood Property Trust, Inc.	12,816,874	0.8
617,320		Unum Group	19,803,626	1.2
1,341,206		Wells Fargo & Co.	68,870,928	4.3
634,183	@	XL Group Plc	23,033,527	1.4
			430,101,415	26.8

		Health Care: 11.5%
339,791		Bristol-Myers Squibb Co.	20,115,627	1.2
189,527		Gilead Sciences, Inc.	18,609,656	1.2
389,857		Medtronic PLC	26,097,028	1.6
866,437		Merck & Co., Inc.	42,793,323	2.7
1,575,151		Pfizer, Inc.	49,475,493	3.1
230,314		UnitedHealth Group, Inc.	26,718,727	1.7
			183,809,854	11.5

		Industrials: 10.1%
116,844		Boeing Co.	15,300,722	1.0
229,225		Deere & Co.	16,962,650	1.1
154,488		General Dynamics Corp.	21,311,619	1.3
1,993,926		General Electric Co.	50,286,814	3.1
152,231		Hubbell, Inc.	12,932,023	0.8
131,527		Kansas City Southern	11,953,174	0.7
57,761		TransDigm Group, Inc.	12,269,014	0.8
226,887		Union Pacific Corp.	20,059,080	1.3
			161,075,096	10.1

		Information Technology: 11.5%
377,166		Activision Blizzard, Inc.	11,650,658	0.7
210,356		Apple, Inc.	23,202,267	1.5
1,787,719		Cisco Systems, Inc.	46,927,624	2.9
1,378,366		Intel Corp.	41,543,951	2.6
370,307		Microchip Technology, Inc.	15,956,528	1.0
1,007,122		Microsoft Corp.	44,575,220	2.8
			183,856,248	11.5

		Materials: 2.8%
441,645		Dow Chemical Co.	18,725,748	1.2
313,440		International Paper Co.	11,844,898	0.7
480,330		Mosaic Co.	14,943,066	0.9
			45,513,712	2.8

		Telecommunication Services: 2.5%
1,235,811		AT&T, Inc.	40,262,722	2.5

		Utilities: 6.3%
416,421		American Electric Power Co., Inc.	23,677,698	1.5
293,105		DTE Energy Co.	23,556,849	1.4
632,752		Pacific Gas & Electric Co.	33,409,306	2.1

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
214,141	Sempra Energy	$20,711,717	1.3
		101,355,570	6.3

	Total Common Stock
	(Cost $1,638,902,724)	1,537,185,212	95.9

EXCHANGE-TRADED FUNDS: 0.3%
60,372	iShares Russell 1000 Value Index Fund	5,631,500	0.3

	Total Exchange-Traded Funds
	(Cost $5,677,989)	5,631,500	0.3

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.0%
	Communications: –%
32,517	Tribune Co., Escrow	–	–

	Energy: 0.0%
1,685,000	± Samson Investment Co., 9.750%, 02/15/20	29,487	0.0

	Financial: –%
1,216,000	± Tropicana Entertainment, LLC, 12/15/14	–	–

	Total Corporate Bonds/Notes
	(Cost $1,372,582)	29,487	0.0

	Total Long-Term Investments
	(Cost $1,645,953,295)	1,542,846,199	96.2

SHORT-TERM INVESTMENTS: 4.5%
	Securities Lending Collateralcc: 1.9%
2,419,026	Bank of Nova Scotia, Repurchase Agreement dated 09/30/15, 0.10%, due 10/01/15 (Repurchase Amount $2,419,033, collateralized by various U.S. Government Securities, 0.000%-9.250%, Market Value plus accrued interest $2,467,413, due 11/15/15-09/09/49)	2,419,026	0.1
7,271,092	Daiwa Capital Markets, Repurchase Agreement dated 09/30/15, 0.20%, due 10/01/15 (Repurchase Amount $7,271,132, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $7,416,514, due 10/01/15-09/09/49)	7,271,092	0.5
7,271,092	HSBC Securities USA, Repurchase Agreement dated 09/30/15, 0.11%, due 10/01/15 (Repurchase Amount $7,271,114, collateralized by various U.S. Government Agency Obligations, 0.625%-6.500%, Market Value plus accrued interest $7,416,539, due 12/28/16-10/01/45)	7,271,092	0.5
3,595,447	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/15, 0.15%, due 10/01/15 (Repurchase Amount $3,595,462, collateralized by various U.S. Government Securities, 1.500%-3.625%, Market Value plus accrued interest $3,667,356, due 11/30/19-02/15/44)	3,595,447	0.2
7,271,092	Nomura Securities, Repurchase Agreement dated 09/30/15, 0.14%, due 10/01/15 (Repurchase Amount $7,271,120, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $7,416,514, due 11/15/15-07/20/65)	7,271,092	0.4

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
2,787,299	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/15, 0.17%, due 10/01/15 (Repurchase Amount $2,787,312, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $2,844,144, due 01/15/17-02/15/42)	$2,787,299	0.2
		30,615,048	1.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.6%
41,173,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%††
	(Cost $41,173,000)	41,173,000	2.6

	Total Short-Term Investments
	(Cost $71,788,048)	71,788,048	4.5

	Total Investments in Securities (Cost $1,717,741,343)	$1,614,634,247	100.7
	Liabilities in Excess of Other Assets	(10,946,795)	(0.7)
	Net Assets	$1,603,687,452	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.
±	Defaulted security

Cost for federal income tax purposes is $1,722,150,229.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$37,462,697
Gross Unrealized Depreciation	(144,978,679)

Net Unrealized Depreciation	$(107,515,982)

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$88,434,472	$–	$–	$88,434,472
Consumer Staples	108,189,157	–	–	108,189,157
Energy	194,586,966	–	–	194,586,966
Financials	430,101,415	–	–	430,101,415
Health Care	183,809,854	–	–	183,809,854
Industrials	161,075,096	–	–	161,075,096
Information Technology	183,856,248	–	–	183,856,248
Materials	45,513,712	–	–	45,513,712
Telecommunication Services	40,262,722	–	–	40,262,722
Utilities	101,355,570	–	–	101,355,570
Total Common Stock	1,537,185,212	–	–	1,537,185,212
Exchange-Traded Funds	5,631,500	–	–	5,631,500
Corporate Bonds/Notes	–	29,487	–	29,487
Short-Term Investments	41,173,000	30,615,048	–	71,788,048
Total Investments, at fair value	$1,583,989,712	$30,644,535	$–	$1,614,634,247

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 46.1%
		Basic Materials: 1.7%
1,002,000		BHP Billiton Finance USA Ltd., 2.050%, 09/30/18	$1,005,526	0.3
664,000		Eastman Chemical Co., 2.400%, 06/01/17	673,052	0.2
532,000		Freeport-McMoRan, Inc., 2.300%, 11/14/17	480,987	0.2
220,000	#	Glencore Funding LLC, 2.125%, 04/16/18	189,312	0.1
930,000		Monsanto Co., 1.150%, 06/30/17	927,391	0.3
570,000		PPG Industries, Inc., 2.300%, 11/15/19	575,255	0.2
456,000		Rio Tinto Finance USA PLC, 1.375%, 06/17/16	455,338	0.2
417,000		Rockwood Specialties Group, Inc., 4.625%, 10/15/20	431,745	0.1
382,000		Valspar Corp./The, 6.050%, 05/01/17	404,414	0.1
			5,143,020	1.7

		Communications: 1.9%
690,000	#	Alibaba Group Holding Ltd., 1.625%, 11/28/17	686,235	0.2
502,000		British Telecommunications PLC, 5.950%, 01/15/18	550,498	0.2
877,000		Cisco Systems, Inc., 1.100%, 03/03/17	880,072	0.3
640,000		Cisco Systems, Inc., 1.650%, 06/15/18	644,962	0.2
319,000		Thomson Reuters Corp., 1.300%, 02/23/17	318,437	0.1
436,000		Thomson Reuters Corp., 1.650%, 09/29/17	436,006	0.1
656,000		Verizon Communications, Inc., 2.625%, 02/21/20	660,643	0.2
419,000		Vodafone Group PLC, 5.625%, 02/27/17	443,391	0.2
1,107,000		Walt Disney Co., 1.100%, 12/01/17	1,107,392	0.4
			5,727,636	1.9

		Consumer, Cyclical: 3.9%
304,000		American Honda Finance Corp., 1.200%, 07/14/17	303,875	0.1
837,000		American Honda Finance Corp., 2.250%, 08/15/19	843,359	0.3
729,000		Costco Wholesale Corp., 1.125%, 12/15/17	729,188	0.2
335,000		CVS Health Corp., 2.250%, 08/12/19	338,936	0.1
757,000		Ford Motor Credit Co. LLC, 1.684%, 09/08/17	752,422	0.2
1,140,000		Ford Motor Credit Co. LLC, 3.157%, 08/04/20	1,140,043	0.4
925,000		Ford Motor Credit Co., LLC, 1.700%, 05/09/16	927,760	0.3
1,070,000		General Motors Financial Co., Inc., 2.625%, 07/10/17	1,072,040	0.4
420,000	#	Hyundai Capital America, 1.625%, 10/02/15	420,000	0.1
1,075,000	#	Hyundai Capital America, 1.875%, 08/09/16	1,080,305	0.4
281,000		Johnson Controls, Inc., 1.400%, 11/02/17	279,437	0.1
435,000		PACCAR Financial Corp., 1.450%, 03/09/18	435,703	0.1
550,000		PACCAR Financial Corp., 1.750%, 08/14/18	552,980	0.2
542,000		Southwest Airlines Co., 2.750%, 11/06/19	552,848	0.2
766,000		Starbucks Corp., 0.875%, 12/05/16	767,384	0.3
502,000		Toyota Motor Credit Corp., 1.450%, 01/12/18	502,753	0.2
259,000		Walgreens Boots Alliance, Inc., 2.700%, 11/18/19	262,762	0.1
540,000		Whirlpool Corp., 1.650%, 11/01/17	541,952	0.2
			11,503,747	3.9

		Consumer, Non-cyclical: 9.4%
1,300,000		Abbott Laboratories, 2.000%, 03/15/20	1,299,695	0.4
692,000		AbbVie, Inc., 1.750%, 11/06/17	694,410	0.2
680,000		AbbVie, Inc., 1.800%, 05/14/18	678,588	0.2
705,000		Actavis Funding SCS, 2.350%, 03/12/18	708,223	0.2
708,000		Altria Group, Inc., 2.625%, 01/14/20	716,279	0.2
828,000		AmerisourceBergen Corp., 1.150%, 05/15/17	825,086	0.3
1,010,000		Automatic Data Processing, Inc., 2.250%, 09/15/20	1,018,224	0.3
610,000	#	BAT International Finance PLC, 1.850%, 06/15/18	613,225	0.2
570,000	#	Baxalta, Inc., 2.000%, 06/22/18	568,703	0.2
457,000		Baxter International, Inc., 0.950%, 06/01/16	457,304	0.2
592,000	#	Bayer US Finance LLC, 1.500%, 10/06/17	593,913	0.2
403,000		Becton Dickinson and Co., 1.450%, 05/15/17	402,422	0.1
539,000		Becton Dickinson and Co., 1.800%, 12/15/17	541,653	0.2
370,000		Cardinal Health, Inc., 1.950%, 06/15/18	370,666	0.1
550,000		Celgene Corp., 2.125%, 08/15/18	554,781	0.2
410,000		Eli Lilly & Co., 1.250%, 03/01/18	409,902	0.1
300,000		Express Scripts Holding Co., 1.250%, 06/02/17	299,197	0.1
712,000		Express Scripts, Inc., 3.125%, 05/15/16	720,212	0.2
400,000		Gilead Sciences, Inc., 1.850%, 09/04/18	402,995	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
612,000		Gilead Sciences, Inc., 2.350%, 02/01/20	$615,876	0.2
1,060,000	#	HJ Heinz Co., 2.000%, 07/02/18	1,062,257	0.4
860,000	#	JM Smucker Co., 1.750%, 03/15/18	862,485	0.3
485,000		McKesson Corp., 1.292%, 03/10/17	484,252	0.2
609,000		Medtronic, Inc., 0.875%, 02/27/17	609,164	0.2
433,000		Medtronic, Inc., 2.500%, 03/15/20	439,138	0.1
680,000		Merck & Co., Inc., 0.700%, 05/18/16	681,106	0.2
460,000		PepsiCo, Inc., 1.250%, 04/30/18	459,814	0.2
511,000		Perrigo Co. PLC, 1.300%, 11/08/16	507,291	0.2
678,000		Pfizer, Inc., 1.100%, 05/15/17	679,412	0.2
798,000		Philip Morris International, Inc., 1.250%, 11/09/17	798,409	0.3
749,000		Philip Morris International, Inc., 2.500%, 05/16/16	757,244	0.3
600,000		Procter & Gamble Co, 1.900%, 11/01/19	606,535	0.2
490,000		Reynolds American, Inc., 2.300%, 06/12/18	495,627	0.2
241,000	#	Reynolds American, Inc., 3.500%, 08/04/16	244,845	0.1
635,000		Sanofi, 1.250%, 04/10/18	634,002	0.2
470,000		St Jude Medical, Inc., 2.800%, 09/15/20	473,079	0.2
370,000		St Jude Medical, Inc., 2.000%, 09/15/18	371,122	0.1
1,124,000		Synchrony Financial, 1.875%, 08/15/17	1,124,837	0.4
591,000		UnitedHealth Group, Inc., 1.400%, 12/15/17	590,583	0.2
330,000		UnitedHealth Group, Inc., 1.900%, 07/16/18	333,581	0.1
565,000		Ventas Realty L.P., 1.250%, 04/17/17	562,648	0.2
506,000		Ventas Realty L.P., 1.550%, 09/26/16	507,460	0.2
502,000		WellPoint, Inc., 2.250%, 08/15/19	500,236	0.2
560,000	#	WM Wrigley Jr Co., 1.400%, 10/21/16	561,508	0.2
500,000		Zimmer Biomet Holdings, Inc., 2.000%, 04/01/18	500,960	0.2
570,000		Zoetis, Inc., 1.875%, 02/01/18	568,567	0.2
			27,907,516	9.4

		Energy: 2.9%
275,000		BP Capital Markets PLC, 1.674%, 02/13/18	275,414	0.1
400,000		BP Capital Markets PLC, 2.248%, 11/01/16	404,710	0.1
495,000		BP Capital Markets PLC, 2.521%, 01/15/20	502,058	0.2
493,000		Canadian Natural Resources Ltd., 1.750%, 01/15/18	487,620	0.2
820,000		Chevron Corp., 1.365%, 03/02/18	820,944	0.3
320,000	#	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 1.700%, 05/01/18	319,418	0.1
530,000	#	Columbia Pipeline Group, Inc., 2.450%, 06/01/18	531,401	0.2
340,000		ConocoPhillips Co., 1.500%, 05/15/18	339,840	0.1
360,000		Energy Transfer Partners L.P., 2.500%, 06/15/18	358,659	0.1
700,000		Enterprise Products Operating LLC, 1.650%, 05/07/18	695,711	0.2
502,000		Hess Corp., 1.300%, 06/15/17	498,056	0.2
616,000		Kinder Morgan, Inc./DE, 2.000%, 12/01/17	611,857	0.2
507,000		Murphy Oil Corp., 2.500%, 12/01/17	495,277	0.2
350,000		Shell International Finance BV, 2.125%, 05/11/20	350,769	0.1
539,000		Statoil ASA, 1.250%, 11/09/17	537,786	0.2
319,000		Statoil ASA, 1.950%, 11/08/18	321,260	0.1
430,000		Total Capital International SA, 1.550%, 06/28/17	433,333	0.2
430,000		TransCanada PipeLines Ltd, 1.875%, 01/12/18	432,212	0.1
			8,416,325	2.9

		Financial: 21.3%
1,089,000		Abbey National Treasury Services PLC/London, 1.650%, 09/29/17	1,093,701	0.4
612,000		Aegon NV, 2.619%, 07/29/49	488,981	0.2
614,000		Air Lease Corp., 2.125%, 01/15/18	609,395	0.2
327,000		American Express Credit Corp., 1.550%, 09/22/17	327,731	0.1
770,000		American Express Credit Corp., 1.800%, 07/31/18	770,128	0.3
540,000		Bank of America Corp., 1.950%, 05/12/18	542,118	0.2
1,063,000		Bank of America Corp., 2.600%, 01/15/19	1,075,299	0.4
583,000		Bank of America Corp., 2.650%, 04/01/19	590,103	0.2
840,000		Bank of America Corp., 3.750%, 07/12/16	856,900	0.3
656,000		Bank of Montreal, 1.300%, 07/14/17	657,806	0.2
550,000		Bank of Montreal, 1.800%, 07/31/18	552,289	0.2
850,000		Bank of New York Mellon Corp., 2.600%, 08/17/20	863,155	0.3
1,426,000		Bank of Nova Scotia, 1.300%, 07/21/17	1,428,210	0.5

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
704,000	#,L	Bank of Tokyo-Mitsubishi UFJ Ltd., 1.550%, 09/09/16	$707,198	0.2
810,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd., 1.700%, 03/05/18	805,756	0.3
541,000	#	Banque Federative du Credit Mutuel SA, 1.700%, 01/20/17	543,532	0.2
900,000		Barclays Bank PLC, 5.000%, 09/22/16	933,871	0.3
830,000		BB&T Corp., 1.600%, 08/15/17	833,981	0.3
467,000	#	BNP Paribas Home Loan SFH SA, 2.200%, 11/02/15	467,729	0.2
250,000		BPCE SA, 1.613%, 07/25/17	251,452	0.1
546,000		BPCE SA, 1.625%, 02/10/17	548,028	0.2
400,000		Capital One NA/Mclean VA, 2.350%, 08/17/18	401,412	0.1
790,000		Charles Schwab Corp., 1.500%, 03/10/18	791,030	0.3
1,075,000		Citigroup, Inc., 1.850%, 11/24/17	1,079,583	0.4
592,000		Citigroup, Inc., 2.500%, 07/29/19	596,318	0.2
505,000		Citizens Bank NA/Providence RI, 1.600%, 12/04/17	503,346	0.2
630,000		Comerica, Inc., 2.125%, 05/23/19	629,593	0.2
485,000		Commonwealth Bank of Australia/New York NY, 1.125%, 03/13/17	485,602	0.2
605,000		Commonwealth Bank of Australia/New York NY, 1.400%, 09/08/17	607,147	0.2
1,082,000		Compass Bank, 1.850%, 09/29/17	1,082,303	0.4
716,000		Credit Suisse/New York NY, 1.375%, 05/26/17	715,522	0.2
750,000		Credit Suisse/New York NY, 1.700%, 04/27/18	747,667	0.2
292,000		Deutsche Bank AG/London, 1.350%, 05/30/17	290,454	0.1
711,000		Deutsche Bank AG/London, 1.875%, 02/13/18	709,038	0.2
1,050,000		Discover Bank/Greenwood DE, 2.600%, 11/13/18	1,055,246	0.4
540,000		Equity One, Inc., 6.250%, 01/15/17	570,091	0.2
950,000		Fifth Third Bank/Cincinnati OH, 2.150%, 08/20/18	957,626	0.3
611,000		General Electric Capital Corp., 2.200%, 01/09/20	618,242	0.2
1,026,000		Goldman Sachs Group, Inc., 2.375%, 01/22/18	1,039,811	0.3
735,000		Goldman Sachs Group, Inc., 2.550%, 10/23/19	740,967	0.2
587,000		Goldman Sachs Group, Inc., 2.625%, 01/31/19	596,000	0.2
260,000		Welltower, Inc., 3.625%, 03/15/16	262,608	0.1
515,000		HSBC USA, Inc., 1.500%, 11/13/17	514,282	0.2
280,000		HSBC USA, Inc., 2.000%, 08/07/18	280,584	0.1
425,000		Huntington National Bank, 1.350%, 08/02/16	425,243	0.1
729,000		Huntington National Bank, 1.700%, 02/26/18	726,005	0.2
810,000		Huntington National Bank, 2.000%, 06/30/18	812,668	0.3
800,000	#	ING Bank NV, 2.050%, 08/17/18	804,161	0.3
900,000	#	ING Bank NV, 2.700%, 08/17/20	912,248	0.3
535,000		Intesa Sanpaolo SpA, 2.375%, 01/13/17	537,030	0.2
432,000		John Deere Capital Corp., 1.050%, 10/11/16	433,519	0.1
1,284,000		JPMorgan Chase & Co., 1.350%, 02/15/17	1,285,929	0.4
1,070,000		JPMorgan Chase & Co., 1.700%, 03/01/18	1,067,941	0.4
496,000		KeyCorp, 2.300%, 12/13/18	499,070	0.2
206,000		Kilroy Realty L.P., 4.800%, 07/15/18	218,960	0.1
720,000		Lloyds Bank PLC, 1.750%, 05/14/18	719,052	0.2
750,000		Lloyds Bank PLC, 2.000%, 08/17/18	753,260	0.2
1,300,000	#	Macquarie Bank Ltd., 1.600%, 10/27/17	1,297,345	0.4
930,000		Manufacturers & Traders Trust Co., 1.400%, 07/25/17	928,549	0.3
435,000		MetLife, Inc., 1.903%, 12/15/17	438,245	0.1
504,000	#	Mitsubishi UFJ Trust & Banking Corp., 1.600%, 10/16/17	503,793	0.2
481,000	#	Mizuho Bank Ltd., 1.300%, 04/16/17	479,367	0.2
550,000		Morgan Stanley, 2.125%, 04/25/18	553,481	0.2
60,000		Morgan Stanley, 2.200%, 12/07/18	60,590	0.0
744,000		Morgan Stanley, 2.375%, 07/23/19	744,525	0.2
1,169,000		Morgan Stanley, 5.450%, 01/09/17	1,227,909	0.4
622,000		National Rural Utilities Cooperative Finance Corp., 1.100%, 01/27/17	623,887	0.2
500,000	#	Nordea Bank AB, 0.875%, 05/13/16	500,058	0.2
375,000		PNC Bank NA, 1.150%, 11/01/16	375,326	0.1
828,000		PNC Bank NA, 2.400%, 10/18/19	835,845	0.3

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
600,000		PNC Funding Corp., 5.625%, 02/01/17	$632,089	0.2
710,000	#	Pricoa Global Funding I, 1.900%, 09/21/18	714,217	0.2
370,000		Regions Bank/Birmingham AL, 2.250%, 09/14/18	371,765	0.1
596,000		Regions Financial Corp., 2.000%, 05/15/18	595,946	0.2
735,000		Royal Bank of Canada, 1.500%, 01/16/18	735,090	0.2
730,000		Royal Bank of Canada, 1.800%, 07/30/18	733,642	0.2
649,000		Santander Bank NA, 2.000%, 01/12/18	647,171	0.2
626,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 2.375%, 11/05/19	625,874	0.2
538,000		Sumitomo Mitsui Banking Corp., 1.350%, 07/11/17	536,422	0.2
357,000		SunTrust Banks, Inc., 2.500%, 05/01/19	361,272	0.1
586,000		SunTrust Banks, Inc., 3.500%, 01/20/17	599,965	0.2
1,050,000		Toronto-Dominion Bank, 1.125%, 05/02/17	1,051,930	0.4
584,000		Toronto-Dominion Bank, 2.250%, 11/05/19	588,090	0.2
860,000	#	UBS Group Funding Jersey Ltd., 2.950%, 09/24/20	862,693	0.3
915,000		UBS AG/Stamford CT, 1.375%, 08/14/17	912,505	0.3
250,000		UBS AG/Stamford CT, 1.800%, 03/26/18	249,980	0.1
490,000		UBS AG, 5.875%, 07/15/16	507,330	0.2
261,000		US Bancorp, 2.200%, 11/15/16	264,837	0.1
755,000		US Bank NA/Cincinnati OH, 1.375%, 09/11/17	757,437	0.3
526,000		US Bank NA/Cincinnati OH, 2.125%, 10/28/19	530,373	0.2
513,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 1.750%, 09/15/17	509,824	0.2
438,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 2.700%, 09/17/19	436,361	0.1
1,348,000		Wells Fargo & Co., 2.100%, 05/08/17	1,367,156	0.5
580,000		Westpac Banking Corp., 1.500%, 12/01/17	579,870	0.2
			63,157,680	21.3

		Industrial: 1.1%
724,000		Caterpillar Financial Services Corp., 2.250%, 12/01/19	727,158	0.2
540,000		Corning, Inc., 1.500%, 05/08/18	539,961	0.2
403,000		L-3 Communications Corp., 1.500%, 05/28/17	399,478	0.1
750,000	#	Siemens Financieringsmaatschappij NV, 1.450%, 05/25/18	747,225	0.3
184,000		United Parcel Service, Inc., 1.125%, 10/01/17	184,801	0.1
500,000		United Technologies Corp., 1.778%, 05/04/18	499,383	0.2
			3,098,006	1.1

		Technology: 2.1%
504,000		Altera Corp., 1.750%, 05/15/17	506,629	0.2
840,000		Apple, Inc., 0.900%, 05/12/17	841,811	0.3
1,230,000		Applied Materials, Inc., 2.625%, 10/01/20	1,234,665	0.4
317,000		HP Enterprise Co., 2.479%, 10/05/17	316,822	0.1
237,000		HP Enterprise Co., 2.895%, 10/05/18	236,697	0.1
130,000		International Business Machines Corp., 1.950%, 07/22/16	131,509	0.0
870,000		Intel Corp., 1.350%, 12/15/17	868,726	0.3
540,000		KLA-Tencor Corp., 2.375%, 11/01/17	543,086	0.2
525,000		NetApp Inc., 2.000%, 12/15/17	525,830	0.2
700,000		Oracle Corp., 1.200%, 10/15/17	701,389	0.2
390,000		QUALCOMM, Inc., 1.400%, 05/18/18	388,672	0.1
			6,295,836	2.1

		Utilities: 1.8%
525,000		Dominion Resources, Inc., 1.400%, 09/15/17	523,369	0.2
780,000		Dominion Resources, Inc., 1.900%, 06/15/18	779,820	0.3
894,000		Entergy Corp., 4.700%, 01/15/17	917,607	0.3
430,000		NextEra Energy Capital Holdings, Inc., 1.586%, 06/01/17	430,318	0.1
588,000		PSEG Power, LLC, 2.750%, 09/15/16	596,358	0.2
468,000		Southern California Edison Co., 1.125%, 05/01/17	467,018	0.2
706,000		Southern Co., 1.300%, 08/15/17	703,478	0.2
540,000		Southern Power Co., 1.500%, 06/01/18	533,845	0.2
320,000		Xcel Energy, Inc., 0.750%, 05/09/16	320,018	0.1
			5,271,831	1.8

	Total Corporate Bonds/Notes
	(Cost $136,288,103)		136,521,597	46.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 7.1%
1,263,974		Banc of America Commercial Mortgage Trust 2006-4 A4, 5.634%, 07/10/46	$1,285,521	0.4
2,272,640		Banc of America Commercial Mortgage, Inc., 5.948%, 05/10/45	2,295,261	0.8
458,844	#	Banc of America Re-REMIC Trust 2009-UB2 A4AA, 5.811%, 02/24/51	476,280	0.2
2,830,000		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9 C, 5.055%, 09/11/42	2,832,055	1.0
378,612		Bear Stearns Commercial Mortgage Securities Trust 2006-PWR11 A4, 5.603%, 03/11/39	380,386	0.1
395,177		Bear Stearns Commercial Mortgage Securities Trust, 5.074%, 02/13/42	395,088	0.1
235,000		CD 2007-CD5 Mortgage Trust, 6.325%, 11/15/44	249,557	0.1
392,653		Citigroup Commercial Mortgage Trust 2007-C6 A1A, 5.900%, 12/10/49	415,156	0.1
670,000		Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	692,251	0.2
664,623		COBALT CMBS Commercial Mortgage Trust 2007-C2 A3, 5.484%, 04/15/47	697,343	0.2
1,260,000	#	COMM 2010-RR1 GEA Mortgage Trust, 5.543%, 12/11/49	1,296,624	0.4
759,000		CD 2007-CD5 Mortgage Trust AJ, 6.325%, 11/15/44	808,897	0.3
400,000	#	Commercial Mortgage Trust 2004-GG1 F, 6.238%, 06/10/36	406,390	0.1
530,000		Commercial Mortgage Trust, 5.289%, 07/15/44	529,530	0.2
990,000	#	Credit Suisse Mortgage Capital Certificates, 5.342%, 12/16/43	1,009,595	0.3
545,000	#	CSMC Series 2009-RR3 A5A, 5.342%, 12/15/43	562,393	0.2
290,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5, 5.563%, 12/15/44	290,460	0.1
396,573		JP Morgan Chase Commercial Mortgage Securities Trust 2006-CB15 A4, 5.814%, 06/12/43	401,853	0.1
660,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH, 2.457%, 04/15/27	658,143	0.2
1,363,315		JPMorgan Chase Commercial Mortgage Securities Corp., 6.100%, 04/15/45	1,384,598	0.5
424,574		LB-UBS Commercial Mortgage Trust, 5.300%, 11/15/38	427,429	0.1
31,751		ML-CFC Commercial Mortgage Trust, 5.644%, 09/12/49	31,712	0.0
195,652		Merrill Lynch Mortgage Investors Trust Series 1998-C1-CTL, 6.720%, 11/15/26	199,988	0.1
161,479		Morgan Stanley Capital I Trust 2005-TOP17, 4.840%, 12/13/41	162,564	0.1
262,154		Morgan Stanley Capital I Trust 2006-IQ11 A4, 5.890%, 10/15/42	262,730	0.1
390,094	#	Morgan Stanley Re-REMIC Trust 2010-C30 A3B, 5.246%, 12/17/43	389,841	0.1
760,000	#	PFP 2015-2 Ltd., 3.456%, 07/14/34	761,852	0.3
1,320,000	#	TIAA CMBS I Trust 2001-C1A L, 5.770%, 06/19/33	1,353,215	0.5
490,891		Wachovia Bank Commercial Mortgage Trust Series 2006-C24 A3, 5.558%, 03/15/45	493,223	0.2
88,068		Wachovia Bank Commercial Mortgage Trust, 5.418%, 01/15/45	88,131	0.0

	Total Collateralized Mortgage Obligations
	(Cost $21,634,364)		21,238,066	7.1

U.S. TREASURY OBLIGATIONS: 31.0%
		U.S. Treasury Notes: 31.0%
5,000		0.625%, due 07/31/17	5,003	0.0
14,016,000		1.625%, due 07/31/20	14,191,200	4.8
17,773,000		0.625%, due 08/31/17	17,774,742	6.0
19,107,000		0.625%, due 09/30/17	19,100,026	6.4
16,005,000		1.000%, due 09/15/18	16,044,596	5.4
1,030,000		1.375%, due 09/30/20	1,030,067	0.4
22,195,000		1.500%, due 07/31/16	22,409,581	7.6
1,246,000		1.750%, due 09/30/22	1,245,806	0.4
9,000		2.125%, due 06/30/22	9,237	0.0

	Total U.S. Treasury Obligations
	(Cost $91,634,783)		91,810,258	31.0

ASSET-BACKED SECURITIES: 14.3%
		Automobile Asset-Backed Securities: 4.7%
1,500,000	#	Bank of The West Auto Trust 2014-1 A4, 1.650%, 03/16/20	1,513,060	0.5
350,000	#	Bank of The West Auto Trust 2015-1 A4, 1.660%, 09/15/20	351,749	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
740,000		Capital Auto Receivables Asset Trust 2015-1 A3, 1.610%, 06/20/19	$742,480	0.3
260,000		Capital Auto Receivables Asset Trust, 1.620%, 10/22/18	261,599	0.1
1,130,000		CarMax Auto Owner Trust 2015-3 A3, 1.630%, 06/15/20	1,138,049	0.4
940,000		CarMax Auto Owner Trust, 1.320%, 07/15/19	941,991	0.3
450,000	#	Chrysler Capital Auto Receivables Trust, 1.760%, 12/16/19	453,326	0.2
480,000		Fifth Third Auto Trust 2014-2, 1.380%, 12/15/20	482,056	0.2
600,000		Ford Credit Auto Owner Trust 2015-C A4, 1.740%, 02/15/21	603,765	0.2
970,000		Harley-Davidson Motorcycle Trust 2015-1, 1.670%, 08/15/22	976,661	0.3
840,000		Harley-Davidson Motorcycle Trust, 1.550%, 10/15/21	846,962	0.3
710,000		Hyundai Auto Receivables Trust 2013-A, 1.130%, 09/17/18	709,397	0.2
100,000		Hyundai Auto Receivables Trust, 1.460%, 11/15/19	100,475	0.0
420,000		Mercedes-Benz Auto Receivables Trust 2014-1, 1.310%, 11/16/20	420,837	0.2
450,000		Mercedes-Benz Auto Receivables Trust 2015-1 A4, 1.750%, 12/15/21	452,601	0.2
380,000	#	Porsche Innovative Lease Owner Trust 2015-1 A4, 1.430%, 05/21/21	381,964	0.1
1,000,000		Toyota Auto Receivables 2013-B Owner Trust, 1.460%, 01/15/19	1,006,383	0.4
320,000		Toyota Auto Receivables 2015-B Owner Trust A4, 1.740%, 09/15/20	323,629	0.1
700,000		Toyota Auto Receivables Owner Trust, 1.180%, 06/17/19	701,540	0.2
210,000		USAA Auto Owner Trust 2015-1 A4, 1.540%, 11/16/20	212,243	0.1
710,000		Volkswagen Auto Lease Trust, 0.990%, 07/20/18	709,672	0.2
400,000		Volkswagen Auto Loan Enhanced Trust 2012-2, 0.660%, 03/20/19	399,346	0.1
86,805		Volkswagen Auto Loan Enhanced Trust 2013-1, 0.560%, 08/21/17	86,668	0.0
			13,816,453	4.7

		Credit Card Asset-Backed Securities: 4.1%
1,500,000		Cabela's Credit Card Master Note Trust 2015-1A A1, 2.260%, 03/15/23	1,520,605	0.5
1,450,000		Capital One Multi-Asset Execution Trust 2014-A5 A, 1.480%, 07/15/20	1,460,433	0.5
1,000,000		Chase Issuance Trust 2015-A7 A7, 1.620%, 07/15/20	1,011,559	0.3
200,000		Chase Issuance Trust, 0.577%, 04/15/21	200,281	0.1
420,000		Citibank Credit Card Issuance Trust, 2.150%, 07/15/21	428,888	0.1
1,205,000		Citibank Credit Card Issuance Trust, 5.350%, 02/07/20	1,321,704	0.4
1,357,000		Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	1,475,638	0.5
1,300,000		Discover Card Execution Note Trust 2015-A1 A1, 0.557%, 08/17/20	1,296,123	0.4
470,000		Discover Card Execution Note Trust, 1.450%, 03/15/21	469,938	0.2
400,000		Discover Card Execution Note Trust, 0.637%, 07/15/21	401,252	0.1
740,000		Discover Card Execution Note Trust, 1.670%, 01/18/22	740,945	0.3
470,000		Discover Card Execution Note Trust, 2.120%, 12/15/21	479,324	0.2
1,000,000		Discover Card Execution Note Trust, 5.650%, 03/16/20	1,087,341	0.4
430,000		Synchrony Credit Card Master Note Trust 2014-1, 1.600%, 04/15/21	431,814	0.1
			12,325,845	4.1

		Home Equity Asset-Backed Securities: 0.1%
266,529		Chase Funding Loan Acquisition Trust Series, 4.750%, 12/25/19	270,355	0.1

		Other Asset-Backed Securities: 5.4%
750,000	#	American Residential Properties 2014-SFR1 Trust, 2.557%, 09/17/31	745,317	0.2
510,000	#	Ares XII CLO Ltd. 2007-12A C, 2.329%, 11/25/20	502,969	0.2
250,000	#	Ares XII CLO Ltd., 3.579%, 11/25/20	245,754	0.1
500,000	#	Atrium V, 1.023%, 07/20/20	482,561	0.2
750,000	#	Bluemountain CLO III Ltd. 2007-3A C, 1.024%, 03/17/21	724,281	0.2
750,000	#	CIFC Funding 2006-I Ltd., 1.887%, 10/20/20	749,856	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
600,000	#	CIFC Funding 2006-II Ltd., 1.924%, 03/01/21	$588,888	0.2
1,000,000	#	Clydesdale CLO 2006 Ltd, 1.001%, 12/19/18	967,725	0.3
620,000		CNH Equipment Trust 2015-B A4, 1.890%, 04/15/22	624,670	0.2
481,509		CNH Equipment Trust, 0.650%, 04/16/18	481,553	0.2
250,000	#	ColumbusNova CLO Ltd 2006-2A E, 4.061%, 04/04/18	245,573	0.1
750,000	#	ColumbusNova CLO Ltd 2006-II, 1.061%, 04/04/18	742,691	0.2
1,500,000	#	GoldenTree Loan Opportunities III Ltd., 1.550%, 05/01/22	1,437,498	0.5
500,000	#	GoldenTree Loan Opportunities V Ltd., 3.537%, 10/18/21	496,031	0.2
185,953	#	GSAMP Trust 2005-SEA2, 0.544%, 01/25/45	182,850	0.1
500,000	#	GSC Group CDO Fund VIII Ltd, 1.039%, 04/17/21	494,831	0.2
750,000	#	Gulf Stream - Compass CLO 2007-1A D Ltd., 3.744%, 10/28/19	750,273	0.2
400,000	#	Gulf Stream - Compass CLO, 2.294%, 10/28/19	399,974	0.1
500,000	#	Gulf Stream - Sextant CLO 2007-1 Ltd., 2.734%, 06/17/21	487,848	0.2
750,000	#	Kingsland III Ltd., 0.979%, 08/24/21	715,612	0.2
500,000	#	MSIM Peconic Bay Ltd., 2.287%, 07/20/19	494,819	0.2
1,000,000	#	Muir Grove CLO Ltd. 2007-1A B, 2.295%, 03/25/20	970,943	0.3
500,000	#	Muir Grove CLO Ltd., 3.295%, 03/25/20	491,614	0.2
200,000	#	Regatta Funding Ltd. 2007-1A B2L, 3.637%, 06/15/20	198,288	0.1
1,750,000	#	Sierra CLO II Ltd., 3.795%, 01/22/21	1,750,210	0.6
			15,972,629	5.4

	Total Asset-Backed Securities
	(Cost $42,379,653)		42,385,282	14.3

U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.1%
		Federal Home Loan Mortgage Corporation: 0.7%##
2,000,000		0.875%, due 10/14/16	2,008,854	0.7
40		2.000%, due 01/01/17	40	0.0
999		2.084%, due 07/01/24	1,033	0.0
			2,009,927	0.7

		Federal National Mortgage Association: 0.1%##
184,454		1.074%, due 11/25/16	185,131	0.1
44		2.625%, due 12/01/17	44	0.0
2,560		6.000%, due 07/01/16	2,589	0.0
6,462		6.000%, due 03/01/17	6,619	0.0
10,637		6.000%, due 05/01/17	10,895	0.0
6,572		6.000%, due 09/01/17	6,588	0.0
122,369		6.500%, due 10/01/22	139,875	0.0
34,272		6.500%, due 10/01/32	39,183	0.0
16,878		7.000%, due 10/01/32	17,284	0.0
			408,208	0.1

		Government National Mortgage Association: 0.3%
786,799		4.397%, due 05/16/51	859,853	0.3
6,963		9.000%, due 12/15/26	8,015	0.0
			867,868	0.3

	Total U.S. Government Agency Obligations
	(Cost $3,240,054)		3,286,003	1.1

	Total Long-Term Investments
	(Cost $295,176,957)		295,241,206	99.6

SHORT-TERM INVESTMENTS: 2.9%
		Securities Lending Collateralcc: 0.2%
725,891		Nomura Securities, Repurchase Agreement dated 09/30/15, 0.14%, due 10/01/15 (Repurchase Amount $725,894, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $740,409, due 11/15/15-07/20/65)
		(Cost $725,891)	725,891	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.7%
7,863,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%††
	(Cost $7,863,000)	7,863,000	2.7

	Total Short-Term Investments
	(Cost $8,588,891)	8,588,891	2.9

	Total Investments in Securities (Cost $303,765,848)	$303,830,097	102.5
	Liabilities in Excess of Other Assets	(7,530,387)	(2.5)
	Net Assets	$296,299,710	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2015 (Unaudited) (Continued)

##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.

Cost for federal income tax purposes is $303,783,930.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$935,114
Gross Unrealized Depreciation	(888,947)

Net Unrealized Appreciation	$46,167

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$136,521,597	$–	$136,521,597
Collateralized Mortgage Obligations	–	21,238,066	–	21,238,066
Short-Term Investments	7,863,000	725,891	–	8,588,891
U.S. Treasury Obligations	–	91,810,258	–	91,810,258
U.S. Government Agency Obligations	–	3,286,003	–	3,286,003
Asset-Backed Securities	–	42,385,282	–	42,385,282
Total Investments, at fair value	$7,863,000	$295,967,097	$–	$303,830,097
Other Financial Instruments+
Futures	56,424	–	–	56,424
Total Assets	$7,919,424	$295,967,097	$–	$303,886,521
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(93,592)	$–	$(93,592)
Futures	(190,079)	–	–	(190,079)
Total Liabilities	$(190,079)	$(93,592)	$–	$(283,671)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2015, the following futures contracts were outstanding for Voya Limited Maturity Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	248	12/31/15	$54,319,752	$56,424
			$54,319,752	$56,424
Short Contracts
U.S. Treasury 5-Year Note	(278)	12/31/15	(33,503,345)	(190,079)
			$(33,503,345)	$(190,079)

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2015 (Unaudited) (Continued)

At September 30, 2015, the following centrally cleared credit default swaps were outstanding for Voya Limited Maturity Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Clearinghouse	Termination Date	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG.25	Sell	1.000	Intercontinental Exchange	12/20/20	USD	5,000,000	$16,495	$(13,349)
							$16,495	$(13,349)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At September 30, 2015, the following centrally cleared interest rate swaps were outstanding for Voya Limited Maturity Bond Portfolio:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.493%	Chicago Mercantile Exchange	07/30/20	USD	14,016,000	$(80,243)	$(80,243)
					$(80,243)	$(80,243)

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2015 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$56,424
Total Asset Derivatives		$56,424

Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$190,079
Credit contracts	Credit default swaps	13,349
Interest rate contracts	Interest rate swaps	80,243
Total Liability Derivatives		$283,671

Voya Liquid Assets Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
Asset Backed Commercial Paper: 17.6%
250,000		Barton Capital LLC, 0.203%,due 10/07/15	$249,992	0.0
3,600,000		Barton Capital LLC, 0.203%,due 11/02/15	3,599,360	0.3
4,750,000		Barton Capital LLC, 0.244%,due 10/02/15	4,749,968	0.5
6,000,000		Barton Capital LLC, 0.254%,due 10/14/15	5,999,458	0.6
8,300,000	#	Barton Capital LLC, 0.263%,due 10/08/15	8,300,000	0.8
18,650,000	#	Barton Capital LLC, 0.265%,due 10/17/15	18,650,000	1.8
41,300,000		Concord Minutemen Capital Co., 0.191%,due 10/01/15	41,300,000	4.0
14,950,000		Crown Point Capital Co., 0.195%,due 10/05/15	14,949,680	1.4
26,650,000		Crown Point Capital Co., 0.202%,due 10/01/15	26,650,000	2.6
13,500,000		Jupiter Securitization Company LLC, 0.427%,due 01/04/16	13,485,038	1.3
5,400,000		Old Line Funding LLC, 0.152%,due 10/02/15	5,399,978	0.5
500,000		Old Line Funding LLC, 0.193%,due 10/26/15	499,934	0.1
18,100,000	#	Old Line Funding LLC, 0.336%,due 10/20/15	18,100,000	1.7
17,700,000	#	Old Line Funding LLC, 0.414%,due 10/16/15	17,700,000	1.7
2,817,000		Thunder Bay Funding LLC, 0.203%,due 10/05/15	2,816,937	0.3
		Total Asset Backed Commercial Paper
		(Cost $182,450,345)	182,450,345	17.6

Certificates of Deposit: 15.1%
13,750,000		Nordea Bank Finland NY, 0.295%,due 11/06/15	13,751,991	1.3
37,250,000		Norinchukin Bank NY, 0.220%,due 12/01/15	37,250,000	3.6
10,300,000		Royal Bank of Canada NY, 0.293%,due 10/10/15	10,300,248	1.0
4,500,000		Skandinav Enskilda Bank NY, 0.250%,due 10/02/15	4,500,006	0.4
8,800,000		Skandinav Enskilda Bank NY, 0.320%,due 10/06/15	8,800,207	0.8
14,000,000		Sumitomo Mitsui Bank NY, 0.140%,due 10/01/15	14,000,000	1.4
12,750,000		Sumitomo Mitsui Bank NY, 0.340%,due 11/03/15	12,751,750	1.2
1,750,000		Sumitomo Mitsui Bank NY, 0.356%,due 10/14/15	1,750,036	0.2
5,000,000		Sumitomo Mitsui Trust NY, 0.310%,due 10/05/15	5,000,061	0.5
1,425,000		Sumitomo Mitsui Trust NY, 0.350%,due 10/15/15	1,425,094	0.1
13,000,000		Svenska Handelsbanken NY, 0.235%,due 10/02/15	13,000,003	1.3
34,500,000	#	Thunder Bay Funding LLC, 0.288%,due 10/11/15	34,500,000	3.3
		Total Certificates of Deposit
		(Cost $157,029,396)	157,029,396	15.1

Financial Company Commercial Paper: 15.8%
2,100,000		ASB Finance Ltd., 0.173%,due 10/01/15	2,100,000	0.2
18,000,000		Australia & New Zealand Banking Group, 0.427%,due 10/19/15	18,000,000	1.7
20,410,000		Bank of Tokyo - Mitsubishi UFJ NY, 0.163%,due 10/05/15	20,409,636	2.0
41,000,000		Caterpillar Financial Services Corp., 0.132%,due 10/02/15	40,999,852	4.0
2,700,000		Commonwealth Bank of Australia, 0.203%,due 10/02/15	2,699,985	0.3
10,000,000		Mitsubishi UFJ Trust and Banking NY, 0.122%,due 10/07/15	9,999,800	1.0
6,150,000		Mitsubishi UFJ Trust and Banking NY, 0.183%,due 10/14/15	6,149,600	0.6
14,465,000		Nordea Bank AB, 0.193%,due 10/06/15	14,464,618	1.4
23,250,000		Skandinaviska Enskilda Banken AB, 0.223%,due 10/02/15	23,249,858	2.2
2,700,000		Skandinaviska Enskilda Banken AB, 0.244%,due 10/07/15	2,699,892	0.3
10,750,000		Societe Generale, 0.213%,due 10/01/15	10,750,000	1.0
1,500,000		Societe Generale, 0.254%,due 11/02/15	1,499,667	0.1
7,950,000		Sumitomo Mitsui Banking, 0.254%,due 10/06/15	7,949,724	0.8
250,000		Sumitomo Mitsui Trust NY, 0.254%,due 10/13/15	249,979	0.0
2,320,000		UBS Finance Delaware LLC, 0.254%,due 10/30/15	2,319,533	0.2
		Total Financial Company Commercial Paper
		(Cost $163,542,144)	163,542,144	15.8

Government Agency Debt: 3.0%
2,200,000		Fannie Mae Discount Notes, 0.152%,due 11/04/15	2,199,689	0.2

Voya Liquid Assets Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
Government Agency Debt: (continued)
1,550,000		Federal Home Loan Bank Discount Notes, 0.101%,due 11/12/15	$1,549,819	0.2
25,000,000		Federal Home Loan Bank Discount Notes, 0.132%,due 11/09/15	24,996,479	2.4
2,000,000		Freddie Mac Discount Notes, 0.203%,due 01/08/16	1,998,900	0.2
		Total Government Agency Debt
		(Cost $30,744,887)	30,744,887	3.0

Government Agency Repurchase Agreement: 1.4%
14,879,000		Morgan Stanley Repurchase Agreement dated 9/30/2015, 0.08%, due 10/1/15, $14,879,066 to be received upon repurchase (Collateralized by $23,147,000, various U.S. Gvt Agcy Oblig, 0.00%, Market Value plus accrued interest $15,176,614 due 1/15/21-4/15/30)	14,879,000	1.4

		Total Government Agency Repurchase Agreement
		(Cost $14,879,000)	14,879,000	1.4

Investment Companies: 8.2%
39,654,000		BlackRock Liquidity Funds, TempCash, Institutional, 0.088%,due 10/01/15	39,654,000	3.8
45,750,000		BlackRock Liquidity Funds, TempFund, Institutional, 0.084%,due 10/01/15	45,750,000	4.4
		Total Investment Companies
		(Cost $85,404,000)	85,404,000	8.2

Other Commercial Paper: 8.4%
10,000,000		Cargill, Inc., 0.101%,due 10/01/15	10,000,000	1.0
3,550,000		KFW, 0.152%,due 10/05/15	3,549,941	0.3
38,000,000		KFW, 0.198%,due 10/06/15	37,998,971	3.6
1,750,000		Wal-Mart Stores, Inc., 0.152%,due 11/10/15	1,749,708	0.2
34,100,000		Wal-Mart Stores, Inc., 0.154%,due 10/05/15	34,099,424	3.3
		Total Other Commercial Paper
		(Cost $87,398,044)	87,398,044	8.4

Other Note: 10.3%
8,000,000		General Electric Capital Corp., 0.474%,due 10/10/15	8,003,899	0.8
7,000,000		General Electric Capital Corp., 0.933%,due 12/11/15	7,008,560	0.7
5,690,000		General Electric Co., 0.850%,due 10/09/15	5,690,726	0.5
19,000,000		JPMorgan Chase Bank NA, 0.455%,due 10/22/15	19,001,046	1.8
750,000		Royal Bank of Canada, 0.556%,due 12/16/15	750,320	0.1
19,250,000	#	Svenska Handelsbanken AB, 0.484%,due 10/04/15	19,250,000	1.9
5,450,000		Svenska Handelsbanken AB, 0.795%,due 12/21/15	5,459,410	0.5
850,000		Toronto Dominion Bank, 0.501%,due 11/06/15	850,128	0.1
13,500,000		Toyota Motor Credit Corp., 0.302%,due 12/14/15	13,500,000	1.3
27,150,000		Wells Fargo Bank NA, 0.499%,due 12/22/15	27,150,000	2.6
		Total Other Note
		(Cost $106,664,089)	106,664,089	10.3

Treasury Debt: 17.5%
13,750,000		United States Treasury Note, 0.250%,due 11/30/15	13,753,112	1.3
5,311,000		United States Treasury Note, 0.375%,due 01/31/16	5,316,715	0.5
42,000,000		United States Treasury Note, 2.125%,due 12/31/15	42,215,893	4.1
119,250,000		United States Treasury Note, 2.375%,due 03/31/16	120,562,711	11.6
		Total Treasury Debt
		(Cost $181,848,431)	181,848,431	17.5

Treasury Repurchase Agreement: 0.7%
6,741,000		Deutsche Bank Repurchase Agreement dated 9/30/2015, 0.07%, due 10/1/15, $6,741,013 to be received upon repurchase (Collateralized by $6,858,000, U.S. Treasury Obligation, 1.00%, Market Value plus accrued interest $6,875,831 due 09/15/2018)	6,741,000	0.7

		Total Treasury Repurchase Agreement
		(Cost $6,741,000)	6,741,000	0.7

Voya Liquid Assets Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
Treasury Repurchase Agreement: (continued)
	Total Investments in Securities (Cost $1,016,701,336)	$1,016,701,336	98.0
	Assets in Excess of Other Liabilities	20,343,616	2.0
	Net Assets	$1,037,044,952	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is the same as for financial statement purposes.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Certificates of Deposit	$–	$157,029,396	$–	$157,029,396
Other Note	–	106,664,089	–	106,664,089
Treasury Debt	–	181,848,431	–	181,848,431
Treasury Repurchase Agreement	–	6,741,000	–	6,741,000
Government Agency Repurchase Agreement	–	14,879,000	–	14,879,000
Asset Backed Commercial Paper	–	182,450,345	–	182,450,345
Financial Company Commercial Paper	–	163,542,144	–	163,542,144
Investment Companies	85,404,000	–	–	85,404,000
Government Agency Debt	–	30,744,887	–	30,744,887
Other Commercial Paper	–	87,398,044	–	87,398,044
Total Investments, at fair value	$85,404,000	$931,297,336	$–	$1,016,701,336

Voya Multi-Manager Large Cap Core Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.1%
		Consumer Discretionary: 15.9%
38,649		ARAMARK Holdings Corp.	$1,145,556	0.3
162,240		Carmax, Inc.	9,624,077	2.4
196,900	@	Carnival Corp.	9,785,930	2.4
46,410		CBS Corp. - Class B	1,851,759	0.5
87,683		Comcast Corp. – Class A	4,987,409	1.2
39,429	@	Delphi Automotive PLC	2,998,181	0.7
116,000		Dollar Tree, Inc.	7,732,560	1.9
172,495		Lowe's Cos, Inc.	11,888,355	2.9
30,175		McDonald's Corp.	2,973,143	0.7
46,605	@	Michaels Cos, Inc.	1,076,575	0.3
4,069		Mohawk Industries, Inc.	739,704	0.2
25,500		O'Reilly Automotive, Inc.	6,375,000	1.6
1,710		Priceline.com, Inc.	2,115,031	0.5
11,014		PVH Corp.	1,122,767	0.3
			64,416,047	15.9

		Consumer Staples: 8.0%
138,080		Altria Group, Inc.	7,511,552	1.9
110,860		Coca-Cola Co.	4,447,703	1.1
58,551		CVS Health Corp.	5,649,000	1.4
22,449	@	Diageo PLC ADR	2,419,778	0.6
53,440		Edgewell Personal Care Co.	4,360,704	1.1
42,694		PepsiCo, Inc.	4,026,044	1.0
31,615		Philip Morris International, Inc.	2,508,018	0.6
15,886		Walgreens Boots Alliance, Inc.	1,320,127	0.3
			32,242,926	8.0

		Energy: 5.1%
61,574	@	Canadian Natural Resources Ltd.	1,197,614	0.3
86,744		Chevron Corp.	6,842,367	1.7
101,746		ConocoPhillips	4,879,738	1.2
40,710		Exxon Mobil Corp.	3,026,788	0.8
16,200		Noble Energy, Inc.	488,916	0.1
35,505		Range Resources Corp.	1,140,421	0.3
20,250		Schlumberger Ltd.	1,396,643	0.3
44,600		Williams Cos., Inc.	1,643,510	0.4
			20,615,997	5.1

		Financials: 17.8%
14,480		Alleghany Corp.	6,778,233	1.7
65,425		American Express Co.	4,849,955	1.2
29,035	@	Aon PLC	2,572,791	0.6
561,545		Bank of America Corp.	8,748,871	2.2
23,019		Bank of New York Mellon Corp.	901,194	0.2
116,792		Berkshire Hathaway, Inc. – Class B	15,229,677	3.8
33,680		Blackrock, Inc.	10,018,790	2.5
77,826		Citigroup, Inc.	3,860,948	0.9
4,545		Goldman Sachs Group, Inc.	789,739	0.2
94,014		JPMorgan Chase & Co.	5,732,034	1.4
20,360		Rayonier, Inc.	449,345	0.1
235,640		Wells Fargo & Co.	12,100,114	3.0
			72,031,691	17.8

		Health Care: 13.5%
75,489		Abbott Laboratories	3,036,168	0.7
46,205		Baxalta, Inc.	1,455,920	0.4
10,510		Biogen, Inc.	3,066,923	0.8
145,440		Bristol-Myers Squibb Co.	8,610,048	2.1
47,377		Cardinal Health, Inc.	3,639,501	0.9
27,225		Celgene Corp.	2,944,928	0.7
19,180		Cigna Corp.	2,589,684	0.6
6,095		Cooper Cos., Inc.	907,302	0.2
110,860		Eli Lilly & Co.	9,277,873	2.3
52,404		Johnson & Johnson	4,891,914	1.2
81,877		Medtronic PLC	5,480,846	1.4
3,890	@	Perrigo Co. PLC	611,780	0.2
132,040		Pfizer, Inc.	4,147,376	1.0
29,967		St. Jude Medical, Inc.	1,890,618	0.5
12,993		Vertex Pharmaceuticals, Inc.	1,353,091	0.3
9,490		Zimmer Biomet Holdings, Inc.	891,396	0.2
			54,795,368	13.5

		Industrials: 11.6%
72,800		Deere & Co.	5,387,200	1.3
12,945		Dun & Bradstreet Corp.	1,359,225	0.3
39,418		FedEx Corp.	5,675,404	1.4
22,272		Fortune Brands Home & Security, Inc.	1,057,252	0.3
69,490		General Dynamics Corp.	9,586,145	2.4
152,137		General Electric Co.	3,836,895	0.9
40,828		Honeywell International, Inc.	3,866,003	1.0
9,785	@	IHS, Inc.	1,135,060	0.3
8,934		Kansas City Southern	811,922	0.2
99,500	@	Nielsen NV	4,424,765	1.1
75,000		Norfolk Southern Corp.	5,730,000	1.4
59,100	@	Tyco International Plc	1,977,486	0.5
23,699		United Technologies Corp.	2,108,974	0.5
			46,956,331	11.6

		Information Technology: 19.1%
129,565		Activision Blizzard, Inc.	4,002,263	1.0
3,415	@	Alibaba Group Holding Ltd. ADR	201,383	0.0
75,189		Apple, Inc.	8,293,347	2.1
56,931		Broadcom Corp.	2,927,961	0.7
192,680		Cisco Systems, Inc.	5,057,850	1.2
224,799		Corning, Inc.	3,848,559	1.0
24,394		Electronic Arts, Inc.	1,652,693	0.4
331,049		EMC Corp.	7,998,144	2.0
37,235	@	Facebook, Inc.	3,347,427	0.8
4,268		Google, Inc. - Class A	2,724,563	0.7
8,463		Google, Inc. - Class C	5,149,058	1.3
85,026		Hewlett-Packard Co.	2,177,516	0.5
24,820		International Business Machines Corp.	3,598,155	0.9
22,243		Intuit, Inc.	1,974,066	0.5

Voya Multi-Manager Large Cap Core Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
44,401	Mastercard, Inc.	$4,001,418	1.0
190,640	Microsoft Corp.	8,437,726	2.1
12,490	@ Qorvo, Inc.	562,675	0.1
14,750	Skyworks Solutions, Inc.	1,242,098	0.3
142,740	Visa, Inc.	9,943,268	2.5
		77,140,170	19.1

	Materials: 2.8%
5,055	@ LyondellBasell Industries NV - Class A	421,385	0.1
114,170	Mosaic Co.	3,551,828	0.9
20,350	NewMarket Corp.	7,264,950	1.8
		11,238,163	2.8

	Telecommunication Services: 2.3%
213,529	Verizon Communications, Inc.	9,290,647	2.3

	Utilities: 1.0%
16,288	DTE Energy Co.	1,309,066	0.3
17,735	Duke Energy Corp.	1,275,856	0.3
24,194	Edison International	1,525,916	0.4
		4,110,838	1.0

	Total Common Stock
	(Cost $381,030,458)	392,838,178	97.1

SHORT-TERM INVESTMENTS: 1.3%
	Mutual Funds: 1.3%
5,125,218	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%††
	(Cost $5,125,218)	5,125,218	1.3

	Total Short-Term Investments
	(Cost $5,125,218)	5,125,218	1.3

	Total Investments in Securities (Cost $386,155,676)	$397,963,396	98.4
	Assets in Excess of Other Liabilities	6,403,684	1.6
	Net Assets	$404,367,080	100.0

††	Rate shown is the 7-day yield as of September 30, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $387,638,088.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$31,681,528
Gross Unrealized Depreciation	(21,356,220)

Net Unrealized Appreciation	$10,325,308

Voya Multi-Manager Large Cap Core Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$392,838,178	$–	$–	$392,838,178
Short-Term Investments	5,125,218	–	–	5,125,218
Total Investments, at fair value	$397,963,396	$–	$–	$397,963,396

Voya Retirement Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.0%
	Affiliated Investment Companies: 100.0%
234,332	Voya Australia Index Portfolio - Class I	$1,698,905	0.3
667,715	Voya Euro STOXX 50® Index Portfolio - Class I	6,376,676	1.3
566,253	Voya FTSE 100 Index® Portfolio - Class I	5,430,367	1.1
50,394	Voya Hang Seng Index Portfolio - Class I	643,022	0.1
549,445	Voya Japan TOPIX Index Portfolio - Class I	5,543,898	1.1
1,985,060	Voya RussellTM Mid Cap Index Portfolio - Class I	29,418,587	6.1
21,169,512	Voya U.S. Bond Index Portfolio - Class I	226,725,469	46.8
7,755,646	Voya U.S. Stock Index Portfolio - Class I	98,186,482	20.3
11,922,642	VY® BlackRock Inflation Protected Bond Portfolio - Class I	110,999,796	22.9

	Total Mutual Funds
	(Cost $453,079,166)	485,023,202	100.0

	Liabilities in Excess of Other Assets	(238,808)	–
	Net Assets	$484,784,394	100.0

Cost for federal income tax purposes is $458,483,110.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$38,433,930
Gross Unrealized Depreciation	(11,893,838)

Net Unrealized Appreciation	$26,540,092

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Mutual Funds	$485,023,202	$–	$–	$485,023,202
Total Investments, at fair value	$485,023,202	$–	$–	$485,023,202

Voya Retirement Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$2,679,261	$420,833	$(987,754)	$(413,435)	$1,698,905	$138,638	$(145,791)	$-
Voya Euro STOXX 50® Index Portfolio - Class I	6,126,570	1,593,410	(847,896)	(495,408)	6,376,676	196,615	(5,862)	-
Voya FTSE 100 Index® Portfolio - Class I	5,794,206	1,386,895	(899,315)	(851,419)	5,430,367	389,778	(36,795)	154,271
Voya Hang Seng Index Portfolio - Class I	1,036,173	147,474	(398,727)	(141,898)	643,022	32,937	65,005	-
Voya Japan TOPIX Index Portfolio - Class I	4,939,349	1,619,062	(1,031,627)	17,114	5,543,898	59,733	128,196	58,681
Voya RussellTM Mid Cap Index Portfolio - Class I	30,908,759	6,475,425	(3,440,019)	(4,525,578)	29,418,587	374,131	186,632	2,310,249
Voya U.S. Bond Index Portfolio - Class I	247,214,271	15,964,567	(35,106,528)	(1,346,841)	226,725,469	2,745,319	257,271	508,993
Voya U.S. Stock Index Portfolio - Class I	104,606,692	20,013,163	(9,612,784)	(16,820,589)	98,186,482	280,377	2,884,315	8,463,555
VY® BlackRock Inflation Protected Bond Portfolio - Class I	120,479,423	7,664,716	(15,230,494)	(1,913,849)	110,999,796	1,079,220	(864,349)	-
	$523,784,704	$55,285,545	$(67,555,144)	$(26,491,903)	$485,023,202	$5,296,748	$2,468,622	$11,495,749

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.0%
	Affiliated Investment Companies: 100.0%
8,351,455	Voya Australia Index Portfolio - Class I	$60,548,052	1.6
24,953,711	Voya Emerging Markets Index Portfolio - Class I	221,588,952	6.1
23,748,472	Voya Euro STOXX 50® Index Portfolio - Class I	226,797,909	6.2
20,105,712	Voya FTSE 100 Index® Portfolio - Class I	192,813,774	5.3
1,795,619	Voya Hang Seng Index Portfolio - Class I	22,912,094	0.6
19,503,892	Voya Japan TOPIX Index Portfolio - Class I	196,794,271	5.4
37,178,843	Voya RussellTM Mid Cap Index Portfolio - Class I	550,990,449	15.1
8,099,799	Voya RussellTM Small Cap Index Portfolio - Class I	111,453,230	3.0
84,166,145	Voya U.S. Bond Index Portfolio - Class I	901,419,417	24.6
92,609,811	Voya U.S. Stock Index Portfolio - Class I	1,172,440,205	32.1

	Total Mutual Funds
	(Cost $3,571,445,511)	3,657,758,353	100.0

	Liabilities in Excess of Other Assets	(1,813,635)	–
	Net Assets	$3,655,944,718	100.0

Cost for federal income tax purposes is $3,594,352,708.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$215,207,049
Gross Unrealized Depreciation	(151,801,404)

Net Unrealized Appreciation	$63,405,645

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Mutual Funds	$3,657,758,353	$–	$–	$3,657,758,353
Total Investments, at fair value	$3,657,758,353	$–	$–	$3,657,758,353

Voya Retirement Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$105,683,958	$9,473,980	$(38,558,627)	$(16,051,259)	$60,548,052	$5,395,291	$(5,757,085)	$-
Voya Emerging Markets Index Portfolio - Class I	259,284,901	35,155,365	(36,932,335)	(35,918,979)	221,588,952	5,211,588	(2,701,862)	-
Voya Euro STOXX 50® Index Portfolio - Class I	241,681,142	35,192,768	(25,622,359)	(24,453,642)	226,797,909	7,650,740	5,172,465	-
Voya FTSE 100 Index® Portfolio - Class I	228,559,753	30,407,618	(34,277,059)	(31,876,538)	192,813,774	15,169,675	(2,717,741)	6,004,026
Voya Hang Seng Index Portfolio - Class I	40,873,943	1,295,397	(15,086,485)	(4,170,761)	22,912,094	1,282,761	1,172,739	-
Voya Japan TOPIX Index Portfolio - Class I	194,836,492	39,621,769	(40,515,359)	2,851,369	196,794,271	2,323,944	2,945,516	2,283,901
Voya RussellTM Mid Cap Index Portfolio - Class I	684,450,652	65,685,109	(55,501,957)	(143,643,355)	550,990,449	8,172,355	48,954,278	50,464,102
Voya RussellTM Small Cap Index Portfolio - Class I	257,266,027	29,704,509	(98,338,622)	(77,178,684)	111,453,230	2,632,655	35,655,991	21,202,302
Voya U.S. Bond Index Portfolio - Class I	1,091,903,732	40,879,269	(227,284,841)	(4,078,743)	901,419,417	12,041,993	(777,109)	2,218,797
Voya U.S. Stock Index Portfolio - Class I	1,215,999,398	250,716,435	(90,923,146)	(203,352,482)	1,172,440,205	3,230,890	44,023,392	97,528,697
	$4,320,539,998	$538,132,219	$(663,040,790)	$(537,873,074)	$3,657,758,353	$63,111,892	$125,970,584	$179,701,825

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Moderate Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.0%
	Affiliated Investment Companies: 100.0%
4,619,897	Voya Australia Index Portfolio - Class I	$33,494,254	1.3
14,565,054	Voya Emerging Markets Index Portfolio - Class I	129,337,681	5.1
13,134,176	Voya Euro STOXX 50® Index Portfolio - Class I	125,431,376	4.9
11,112,921	Voya FTSE 100 Index® Portfolio - Class I	106,572,915	4.2
993,762	Voya Hang Seng Index Portfolio - Class I	12,680,407	0.5
10,780,241	Voya Japan TOPIX Index Portfolio - Class I	108,772,634	4.2
22,574,761	Voya RussellTM Mid Cap Index Portfolio - Class I	334,557,960	13.1
5,618,004	Voya RussellTM Small Cap Index Portfolio - Class I	77,303,736	3.0
82,553,709	Voya U.S. Bond Index Portfolio - Class I	884,150,223	34.6
58,848,635	Voya U.S. Stock Index Portfolio - Class I	745,023,724	29.1

	Total Mutual Funds
	(Cost $2,511,668,245)	2,557,324,910	100.0

	Liabilities in Excess of Other Assets	(1,197,991)	–
	Net Assets	$2,556,126,919	100.0

Cost for federal income tax purposes is $2,524,247,298.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$118,774,429
Gross Unrealized Depreciation	(85,696,817)

Net Unrealized Appreciation	$33,077,612

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Mutual Funds	$2,557,324,910	$–	$–	$2,557,324,910
Total Investments, at fair value	$2,557,324,910	$–	$–	$2,557,324,910

Voya Retirement Moderate Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$56,990,302	$5,756,239	$(20,134,554)	$(9,117,733)	$33,494,254	$2,948,736	$(2,739,933)	$-
Voya Emerging Markets Index Portfolio - Class I	147,588,576	24,557,921	(22,309,765)	(20,499,051)	129,337,681	3,005,688	(1,658,788)	-
Voya Euro STOXX 50® Index Portfolio - Class I	130,324,831	23,139,632	(14,432,660)	(13,600,427)	125,431,376	4,184,615	3,245,944	-
Voya FTSE 100 Index® Portfolio - Class I	123,250,926	20,162,270	(20,729,680)	(16,110,601)	106,572,915	8,293,657	(2,636,510)	3,282,558
Voya Hang Seng Index Portfolio - Class I	22,041,226	1,005,466	(7,645,629)	(2,720,656)	12,680,407	700,746	1,102,206	-
Voya Japan TOPIX Index Portfolio - Class I	105,065,828	24,879,844	(22,989,411)	1,816,373	108,772,634	1,270,172	1,466,923	1,248,416
Voya RussellTM Mid Cap Index Portfolio - Class I	409,078,372	52,251,775	(37,115,701)	(89,656,486)	334,557,960	4,950,701	32,546,396	30,570,463
Voya RussellTM Small Cap Index Portfolio - Class I	117,151,423	18,061,059	(27,704,551)	(30,204,195)	77,303,736	1,215,273	11,116,189	9,787,302
Voya U.S. Bond Index Portfolio - Class I	1,044,182,251	50,584,108	(209,098,928)	(1,517,208)	884,150,223	11,652,696	(3,312,138)	2,148,887
Voya U.S. Stock Index Portfolio - Class I	800,954,463	148,130,293	(65,391,126)	(138,669,906)	745,023,724	2,146,230	33,126,701	64,786,793
	$2,956,628,198	$368,528,607	$(447,552,005)	$(320,279,890)	$2,557,324,910	$40,368,514	$72,256,990	$111,824,419

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Moderate Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.0%
	Affiliated Investment Companies: 100.0%
2,054,337	Voya Australia Index Portfolio - Class I	$14,893,947	1.0
6,502,443	Voya Emerging Markets Index Portfolio - Class I	57,741,692	4.1
5,858,165	Voya Euro STOXX 50® Index Portfolio - Class I	55,945,474	3.9
4,967,032	Voya FTSE 100 Index® Portfolio - Class I	47,633,836	3.3
441,459	Voya Hang Seng Index Portfolio - Class I	5,633,017	0.4
4,821,445	Voya Japan TOPIX Index Portfolio - Class I	48,648,381	3.4
9,680,368	Voya RussellTM Mid Cap Index Portfolio - Class I	143,463,057	10.1
2,080,371	Voya RussellTM Small Cap Index Portfolio - Class I	28,625,911	2.0
48,713,997	Voya U.S. Bond Index Portfolio - Class I	521,726,907	36.7
24,950,508	Voya U.S. Stock Index Portfolio - Class I	315,873,428	22.2
19,720,090	VY® BlackRock Inflation Protected Bond Portfolio - Class I	183,594,039	12.9

	Total Mutual Funds
	(Cost $1,430,008,682)	1,423,779,689	100.0

	Liabilities in Excess of Other Assets	(646,271)	–
	Net Assets	$1,423,133,418	100.0

Cost for federal income tax purposes is $1,436,619,991.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$47,469,148
Gross Unrealized Depreciation	(60,309,450)

Net Unrealized Depreciation	$(12,840,302)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Mutual Funds	$1,423,779,689	$–	$–	$1,423,779,689
Total Investments, at fair value	$1,423,779,689	$–	$–	$1,423,779,689

Voya Retirement Moderate Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$25,304,893	$2,212,723	$(8,525,996)	$(4,097,673)	$14,893,947	$1,288,873	$(1,080,276)	$-
Voya Emerging Markets Index Portfolio - Class I	65,534,061	11,214,952	(10,078,925)	(8,928,396)	57,741,692	1,314,149	(718,320)	-
Voya Euro STOXX 50® Index Portfolio - Class I	57,863,763	10,615,947	(6,259,940)	(6,274,296)	55,945,474	1,827,563	1,700,546	-
Voya FTSE 100 Index® Portfolio - Class I	54,725,470	9,274,109	(9,026,508)	(7,339,235)	47,633,836	3,623,636	(881,205)	1,434,204
Voya Hang Seng Index Portfolio - Class I	9,786,560	369,297	(3,035,006)	(1,487,834)	5,633,017	306,406	783,355	-
Voya Japan TOPIX Index Portfolio - Class I	46,650,866	11,487,771	(10,271,585)	781,329	48,648,381	555,143	635,305	545,592
Voya RussellTM Mid Cap Index Portfolio - Class I	162,180,040	26,147,125	(12,286,399)	(32,577,709)	143,463,057	1,931,995	10,184,052	11,930,024
Voya RussellTM Small Cap Index Portfolio - Class I	32,511,540	5,929,900	(2,953,935)	(6,861,594)	28,625,911	331,927	1,603,421	2,673,199
Voya U.S. Bond Index Portfolio - Class I	612,712,263	21,529,928	(111,145,498)	(1,369,786)	521,726,907	6,715,460	(1,297,585)	1,242,256
Voya U.S. Stock Index Portfolio - Class I	362,265,410	49,612,010	(37,681,863)	(58,322,129)	315,873,428	952,110	11,263,463	28,740,711
VY® BlackRock Inflation Protected Bond Portfolio - Class I	214,390,756	7,428,914	(35,626,580)	(2,599,051)	183,594,039	1,890,682	(2,191,101)	-
	$1,643,925,622	$155,822,676	$(246,892,235)	$(129,076,374)	$1,423,779,689	$20,737,944	$20,001,655	$46,565,986

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Consumer Discretionary: 13.1%
19,080		Advance Auto Parts, Inc.	$3,616,232	0.1
99,943		Amazon.com, Inc.	51,159,822	1.2
20,398		Autonation, Inc.	1,186,756	0.0
8,045		Autozone, Inc.	5,823,212	0.1
44,196		Bed Bath & Beyond, Inc.	2,520,056	0.1
79,979		Best Buy Co., Inc.	2,968,820	0.1
58,976		BorgWarner, Inc.	2,452,812	0.1
57,940		Cablevision Systems Corp.	1,881,312	0.0
54,214		Carmax, Inc.	3,215,974	0.1
120,627	@	Carnival Corp.	5,995,162	0.1
115,809		CBS Corp. - Class B	4,620,779	0.1
8,116	@	Chipotle Mexican Grill, Inc.	5,845,549	0.1
72,087		Coach, Inc.	2,085,477	0.0
551,095		Comcast Corp. – Class A	31,346,284	0.7
95,950		Comcast Corp. – Special Class A	5,492,178	0.1
29,708		Darden Restaurants, Inc.	2,036,186	0.0
74,099	@	Delphi Automotive PLC	5,634,488	0.1
38,907	L	Discovery Communications, Inc. - Class A	1,012,749	0.0
67,188		Discovery Communications, Inc. - Class C	1,631,997	0.0
76,786		Dollar General Corp.	5,562,378	0.1
61,166		Dollar Tree, Inc.	4,077,326	0.1
85,066		D.R. Horton, Inc.	2,497,538	0.1
26,072		Expedia, Inc.	3,068,153	0.1
1,015,522		Ford Motor Co.	13,780,634	0.3
10,791	L	Fossil Group, Inc.	603,001	0.0
27,811	L	GameStop Corp.	1,146,091	0.0
61,993		Gap, Inc.	1,766,801	0.0
30,849	@	Garmin Ltd.	1,106,862	0.0
375,627		General Motors Co.	11,276,323	0.3
39,505		Genuine Parts Co.	3,274,569	0.1
70,204		Goodyear Tire & Rubber Co.	2,059,083	0.0
71,998		H&R Block, Inc.	2,606,328	0.1
104,883		Hanesbrands, Inc.	3,035,314	0.1
53,674		Harley-Davidson, Inc.	2,946,703	0.1
18,547		Harman International Industries, Inc.	1,780,327	0.0
29,294		Hasbro, Inc.	2,113,269	0.0
334,627		Home Depot, Inc.	38,646,072	0.9
106,947		Interpublic Group of Cos., Inc.	2,045,896	0.0
170,445		Johnson Controls, Inc.	7,049,605	0.2
51,565		Kohl's Corp.	2,387,975	0.1
66,954		L Brands, Inc.	6,034,564	0.1
35,657		Leggett & Platt, Inc.	1,470,851	0.0
45,327		Lennar Corp. - Class A	2,181,589	0.1
241,108		Lowe's Cos, Inc.	16,617,163	0.4
86,252		Macy's, Inc.	4,426,453	0.1
51,967		Marriott International, Inc.	3,544,149	0.1
88,240		Mattel, Inc.	1,858,334	0.0
245,428		McDonald's Corp.	24,182,021	0.5
71,012		McGraw-Hill Cos., Inc.	6,142,538	0.1
50,405	@	Michael Kors Holdings Ltd.	2,129,107	0.1
16,565		Mohawk Industries, Inc.	3,011,351	0.1
111,014		NetFlix, Inc.	11,463,306	0.3
69,787		Newell Rubbermaid, Inc.	2,771,242	0.1
99,286		News Corp - Class A	1,252,989	0.0
28,092		News Corp - Class B	360,139	0.0
176,654		Nike, Inc.	21,723,142	0.5
36,299		Nordstrom, Inc.	2,603,001	0.1
63,311		Omnicom Group, Inc.	4,172,195	0.1
25,904		O'Reilly Automotive, Inc.	6,476,000	0.1
13,213		Priceline.com, Inc.	16,342,631	0.4
83,660		Pulte Group, Inc.	1,578,664	0.0
21,510		PVH Corp.	2,192,729	0.1
15,575		Ralph Lauren Corp.	1,840,342	0.0
107,831		Ross Stores, Inc.	5,226,569	0.1
44,707	@	Royal Caribbean Cruises Ltd.	3,982,947	0.1
24,548		Scripps Networks Interactive - Class A	1,207,516	0.0
20,741	@	Signet Jewelers Ltd.	2,823,472	0.1
167,708		Staples, Inc.	1,967,215	0.0
386,770		Starbucks Corp.	21,984,007	0.5
44,400		Starwood Hotels & Resorts Worldwide, Inc.	2,951,712	0.1
163,764		Target Corp.	12,881,676	0.3
59,017		TEGNA, Inc.	1,321,391	0.0
29,235		Tiffany & Co.	2,257,527	0.1
73,741		Time Warner Cable, Inc.	13,226,923	0.3
212,534		Time Warner, Inc.	14,611,713	0.3
175,736		TJX Cos., Inc.	12,551,065	0.3
35,394		Tractor Supply Co.	2,984,422	0.1
29,425	@	TripAdvisor, Inc.	1,854,364	0.0
318,167		Twenty-First Century Fox, Inc. - Class A	8,584,146	0.2
112,368		Twenty-First Century Fox, Inc. Class B	3,041,802	0.1
46,897		Under Armour, Inc.	4,538,692	0.1
24,709		Urban Outfitters, Inc.	725,950	0.0
88,735		VF Corp.	6,052,614	0.1
90,546		Viacom, Inc. Class B	3,907,060	0.1
404,654		Walt Disney Co.	41,355,639	0.9
20,436		Whirlpool Corp.	3,009,405	0.1
30,779		Wyndham Worldwide Corp.	2,213,010	0.1
21,168		Wynn Resorts Ltd.	1,124,444	0.0
112,369		Yum! Brands, Inc.	8,983,902	0.2
			583,099,776	13.1

		Consumer Staples: 9.8%
510,941		Altria Group, Inc.	27,795,190	0.6
158,685		Archer-Daniels-Midland Co.	6,577,493	0.1
27,651		Brown-Forman Corp. - Class B	2,679,382	0.1
46,934		Campbell Soup Co.	2,378,615	0.1
33,524		Clorox Co.	3,873,028	0.1
1,020,217		Coca-Cola Co.	40,931,106	0.9

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
54,923		Coca-Cola Enterprises, Inc.	$2,655,527	0.1
234,567		Colgate-Palmolive Co.	14,885,622	0.3
112,507		ConAgra Foods, Inc.	4,557,659	0.1
44,819		Constellation Brands, Inc.	5,611,787	0.1
114,527		Costco Wholesale Corp.	16,557,168	0.4
290,426		CVS Health Corp.	28,020,300	0.6
49,744		Dr Pepper Snapple Group, Inc.	3,932,263	0.1
58,858		Estee Lauder Cos., Inc.	4,748,663	0.1
156,026		General Mills, Inc.	8,757,739	0.2
38,063		Hershey Co.	3,497,228	0.1
35,123		Hormel Foods Corp.	2,223,637	0.1
26,818		JM Smucker Co.	3,059,666	0.1
66,341		Kellogg Co.	4,414,994	0.1
31,315		Keurig Green Mountain, Inc.	1,632,764	0.0
94,927		Kimberly-Clark Corp.	10,350,840	0.2
154,867		Kraft Heinz Co.	10,930,513	0.2
253,145		Kroger Co.	9,130,940	0.2
30,220		McCormick & Co., Inc.	2,483,480	0.1
52,833		Mead Johnson Nutrition Co.	3,719,443	0.1
41,185		Molson Coors Brewing Co.	3,419,179	0.1
419,893		Mondelez International, Inc.	17,580,920	0.4
39,628		Monster Beverage Corp.	5,355,328	0.1
382,807		PepsiCo, Inc.	36,098,700	0.8
403,705		Philip Morris International, Inc.	32,025,918	0.7
706,871		Procter & Gamble Co.	50,852,300	1.1
215,999		Reynolds American, Inc.	9,562,276	0.2
144,179		Sysco Corp.	5,618,656	0.1
79,314		Tyson Foods, Inc.	3,418,433	0.1
227,712		Walgreens Boots Alliance, Inc.	18,922,867	0.4
411,232		Wal-Mart Stores, Inc.	26,664,283	0.6
93,255		Whole Foods Market, Inc.	2,951,521	0.1
			437,875,428	9.8

		Energy: 6.9%
132,384		Anadarko Petroleum Corp.	7,994,670	0.2
98,501		Apache Corp.	3,857,299	0.1
113,588		Baker Hughes, Inc.	5,911,119	0.1
107,835		Cabot Oil & Gas Corp.	2,357,273	0.1
49,907		Cameron International Corp.	3,060,297	0.1
134,760	L	Chesapeake Energy Corp.	987,791	0.0
490,364		Chevron Corp.	38,679,912	0.9
24,615		Cimarex Energy Co.	2,522,545	0.1
82,768		Columbia Pipeline Group, Inc.	1,513,827	0.0
321,429		ConocoPhillips	15,415,735	0.4
59,677	L	Consol Energy, Inc.	584,835	0.0
100,677		Devon Energy Corp.	3,734,110	0.1
16,799		Diamond Offshore Drilling	290,623	0.0
61,435	@	Ensco PLC	865,005	0.0
143,110		EOG Resources, Inc.	10,418,408	0.2
39,716		EQT Corp.	2,572,405	0.1
1,086,523		Exxon Mobil Corp.	80,782,985	1.8
59,799		FMC Technologies, Inc.	1,853,769	0.0
222,741		Halliburton Co.	7,873,894	0.2
28,079	L	Helmerich & Payne, Inc.	1,327,014	0.0
62,837		Hess Corp.	3,145,620	0.1
468,384		Kinder Morgan, Inc.	12,964,869	0.3
176,469		Marathon Oil Corp.	2,717,623	0.1
139,718		Marathon Petroleum Corp.	6,473,135	0.1
42,317		Murphy Oil Corp.	1,024,071	0.0
100,018		National Oilwell Varco, Inc.	3,765,678	0.1
42,468		Newfield Exploration Co.	1,397,197	0.0
110,769		Noble Energy, Inc.	3,343,008	0.1
199,080		Occidental Petroleum Corp.	13,169,142	0.3
54,508		Oneok, Inc.	1,755,158	0.0
124,777		Phillips 66	9,587,865	0.2
38,909		Pioneer Natural Resources Co.	4,732,891	0.1
44,135		Range Resources Corp.	1,417,616	0.0
329,766		Schlumberger Ltd.	22,743,961	0.5
100,183		Southwestern Energy Co.	1,271,322	0.0
174,952		Spectra Energy Corp.	4,595,989	0.1
32,079		Tesoro Corp.	3,119,362	0.1
89,055	@,L	Transocean Ltd.	1,150,591	0.0
129,544		Valero Energy Corp.	7,785,594	0.2
177,786		Williams Cos., Inc.	6,551,414	0.2
			305,315,622	6.9

		Financials: 16.2%
84,381	@	ACE Ltd.	8,724,995	0.2
14,146		Affiliated Managers Group, Inc.	2,418,824	0.1
112,236		Aflac, Inc.	6,524,279	0.1
337,176		American International Group, Inc.	19,158,340	0.4
104,339		Allstate Corp.	6,076,703	0.1
221,787		American Express Co.	16,441,070	0.4
110,303		American Tower Corp.	9,704,458	0.2
46,443		Ameriprise Financial, Inc.	5,068,325	0.1
72,977	@	Aon PLC	6,466,492	0.1
40,726		Apartment Investment & Management Co.	1,507,676	0.0
17,413		Assurant, Inc.	1,375,801	0.0
34,634		AvalonBay Communities, Inc.	6,054,716	0.1
2,728,013		Bank of America Corp.	42,502,442	1.0
288,350		Bank of New York Mellon Corp.	11,288,902	0.3
203,159		BB&T Corp.	7,232,460	0.2
488,192		Berkshire Hathaway, Inc. – Class B	63,660,237	1.4
33,385		Blackrock, Inc.	9,931,036	0.2
40,021		Boston Properties, Inc.	4,738,486	0.1
141,353		Capital One Financial Corp.	10,250,919	0.2

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
75,537		CBRE Group, Inc.	$2,417,184	0.1
311,985		Charles Schwab Corp.	8,910,292	0.2
59,149		Chubb Corp.	7,254,625	0.2
38,486		Cincinnati Financial Corp.	2,070,547	0.0
784,340		Citigroup, Inc.	38,911,107	0.9
88,017		CME Group, Inc.	8,162,697	0.2
46,367		Comerica, Inc.	1,905,684	0.0
86,976		Crown Castle International Corp.	6,859,797	0.2
113,438		Discover Financial Services	5,897,642	0.1
75,617		E*Trade Financial Corp.	1,990,996	0.0
14,843		Equinix, Inc.	4,058,076	0.1
94,877		Equity Residential	7,127,160	0.2
17,133		Essex Property Trust, Inc.	3,827,855	0.1
209,321		Fifth Third Bancorp	3,958,260	0.1
100,773		Franklin Resources, Inc.	3,754,802	0.1
152,325		General Growth Properties, Inc.	3,955,880	0.1
129,624		Genworth Financial, Inc.	598,863	0.0
104,907		Goldman Sachs Group, Inc.	18,228,640	0.4
108,106		Hartford Financial Services Group, Inc.	4,949,093	0.1
120,547		HCP, Inc.	4,490,376	0.1
195,737		Host Hotels & Resorts, Inc.	3,094,602	0.1
125,572		Hudson City Bancorp., Inc.	1,277,067	0.0
209,273		Huntington Bancshares, Inc.	2,218,294	0.0
28,793		Intercontinental Exchange, Inc.	6,766,067	0.2
111,721		Invesco Ltd.	3,489,047	0.1
49,995		Iron Mountain, Inc.	1,550,845	0.0
963,685		JPMorgan Chase & Co.	58,755,874	1.3
219,122		Keycorp	2,850,777	0.1
107,660		Kimco Realty Corp.	2,630,134	0.1
28,589		Legg Mason, Inc.	1,189,588	0.0
87,891		Leucadia National Corp.	1,780,672	0.0
65,396		Lincoln National Corp.	3,103,694	0.1
74,747		Loews Corp.	2,701,357	0.1
34,721		M&T Bank Corp.	4,234,226	0.1
35,069		Macerich Co.	2,694,001	0.1
138,112		Marsh & McLennan Cos., Inc.	7,212,209	0.2
291,050		Metlife, Inc.	13,723,007	0.3
45,411		Moody's Corp.	4,459,360	0.1
397,048		Morgan Stanley	12,507,012	0.3
30,816		Nasdaq Stock Market, Inc.	1,643,417	0.0
97,470		Navient Corp.	1,095,563	0.0
57,039		Northern Trust Corp.	3,887,778	0.1
80,782		People's United Financial, Inc.	1,270,701	0.0
45,533		Plum Creek Timber Co., Inc.	1,799,009	0.0
133,840		PNC Financial Services Group, Inc.	11,938,528	0.3
71,432		Principal Financial Group, Inc.	3,381,591	0.1
152,689		Progressive Corp.	4,678,391	0.1
136,583		ProLogis, Inc.	5,313,079	0.1
117,527		Prudential Financial, Inc.	8,956,733	0.2
38,313		Public Storage, Inc.	8,108,180	0.2
61,205		Realty Income Corp.	2,900,505	0.1
345,260		Regions Financial Corp.	3,110,793	0.1
80,630		Simon Property Group, Inc.	14,813,344	0.3
25,959		SL Green Realty Corp.	2,807,725	0.1
106,351		State Street Corp.	7,147,851	0.2
134,999		SunTrust Bank	5,162,362	0.1
66,767		T. Rowe Price Group, Inc.	4,640,306	0.1
30,322		Torchmark Corp.	1,710,161	0.0
81,098		Travelers Cos., Inc.	8,071,684	0.2
64,283		Unum Group	2,062,199	0.0
431,369		US Bancorp	17,690,443	0.4
86,648		Ventas, Inc.	4,857,487	0.1
46,174		Vornado Realty Trust	4,175,053	0.1
1,217,316		Wells Fargo & Co.	62,509,177	1.4
91,699		Welltower, Inc.	6,209,856	0.1
133,995		Weyerhaeuser Co.	3,663,423	0.1
78,781	@	XL Group Plc	2,861,326	0.1
53,205		Zions Bancorp.	1,465,266	0.0
			722,625,501	16.2

		Health Care: 14.5%
388,397		Abbott Laboratories	15,621,327	0.4
431,351		AbbVie, Inc.	23,469,808	0.5
90,842		Aetna, Inc.	9,939,023	0.2
86,361		Agilent Technologies, Inc.	2,964,773	0.1
58,935		Alexion Pharmaceuticals, Inc.	9,216,845	0.2
102,579	@	Allergan plc	27,881,998	0.6
53,524		AmerisourceBergen Corp.	5,084,245	0.1
197,594		Amgen, Inc.	27,331,202	0.6
68,168		Anthem, Inc.	9,543,520	0.2
141,130		Baxalta, Inc.	4,447,006	0.1
142,163		Baxter International, Inc.	4,670,055	0.1
54,791		Becton Dickinson & Co.	7,268,574	0.2
61,284		Biogen, Inc.	17,883,284	0.4
350,224		Boston Scientific Corp.	5,747,176	0.1
434,537		Bristol-Myers Squibb Co.	25,724,590	0.6
85,307		Cardinal Health, Inc.	6,553,284	0.1
206,008		Celgene Corp.	22,283,885	0.5
80,032		Cerner Corp.	4,798,719	0.1
67,101		Cigna Corp.	9,059,977	0.2
19,336		CR Bard, Inc.	3,602,490	0.1
44,365		DaVita, Inc.	3,208,921	0.1
36,433		Dentsply International, Inc.	1,842,417	0.0
28,018		Edwards Lifesciences Corp.	3,983,319	0.1
254,212		Eli Lilly & Co.	21,275,002	0.5
54,269	@	Endo International PLC	3,759,756	0.1
176,090		Express Scripts Holding Co.	14,256,246	0.3

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
382,446		Gilead Sciences, Inc.	$37,552,373	0.8
83,311		HCA Holdings, Inc.	6,444,939	0.1
21,733		Henry Schein, Inc.	2,884,404	0.1
38,606		Humana, Inc.	6,910,474	0.2
9,647		Intuitive Surgical, Inc.	4,433,568	0.1
721,606		Johnson & Johnson	67,361,920	1.5
26,216		Laboratory Corp. of America Holdings	2,843,650	0.1
30,579	@	Mallinckrodt PLC - W/I	1,955,221	0.0
60,563		McKesson Corp.	11,205,972	0.3
368,526		Medtronic PLC	24,669,130	0.6
733,991		Merck & Co., Inc.	36,251,816	0.8
107,600		Mylan NV	4,331,976	0.1
22,629		Patterson Cos., Inc.	978,704	0.0
29,547		PerkinElmer, Inc.	1,357,980	0.0
38,120	@	Perrigo Co. PLC	5,995,132	0.1
1,607,158		Pfizer, Inc.	50,480,833	1.1
37,409		Quest Diagnostics, Inc.	2,299,531	0.1
20,149	@	Regeneron Pharmaceuticals, Inc.	9,372,106	0.2
73,421		St. Jude Medical, Inc.	4,632,131	0.1
82,428		Stryker Corp.	7,756,475	0.2
25,946		Tenet Healthcare Corp.	957,926	0.0
103,843		Thermo Fisher Scientific, Inc.	12,697,922	0.3
248,491		UnitedHealth Group, Inc.	28,827,441	0.6
23,906		Universal Health Services, Inc.	2,983,708	0.1
25,725		Varian Medical Systems, Inc.	1,897,991	0.0
63,756		Vertex Pharmaceuticals, Inc.	6,639,550	0.2
21,439		Waters Corp.	2,534,304	0.1
44,516		Zimmer Biomet Holdings, Inc.	4,181,388	0.1
119,619		Zoetis, Inc.	4,925,910	0.1
			646,781,917	14.5

		Industrials: 9.9%
162,804		3M Co.	23,080,723	0.5
44,284		ADT Corp.	1,324,092	0.0
24,968	@	Allegion Public Ltd.	1,439,655	0.0
175,071		American Airlines Group, Inc.	6,798,007	0.2
63,106		Ametek, Inc.	3,301,706	0.1
166,447		Boeing Co.	21,796,235	0.5
157,041		Caterpillar, Inc.	10,264,200	0.2
36,953		CH Robinson Worldwide, Inc.	2,504,674	0.1
23,264		Cintas Corp.	1,994,888	0.0
256,354		CSX Corp.	6,895,923	0.2
43,296		Cummins, Inc.	4,701,080	0.1
154,957		Danaher Corp.	13,203,886	0.3
81,242		Deere & Co.	6,011,908	0.1
207,274		Delta Airlines, Inc.	9,300,384	0.2
40,774		Dover Corp.	2,331,457	0.1
9,411		Dun & Bradstreet Corp.	988,155	0.0
121,827		Eaton Corp. PLC	6,249,725	0.1
171,246		Emerson Electric Co.	7,563,936	0.2
30,814		Equifax, Inc.	2,994,505	0.1
49,294		Expeditors International Washington, Inc.	2,319,283	0.1
75,615		Fastenal Co.	2,768,265	0.1
68,447		FedEx Corp.	9,854,999	0.2
34,755		Flowserve Corp.	1,429,821	0.0
37,771		Fluor Corp.	1,599,602	0.0
79,054		General Dynamics Corp.	10,905,499	0.2
2,631,043		General Electric Co.	66,354,904	1.5
203,721		Honeywell International, Inc.	19,290,342	0.4
85,860		Illinois Tool Works, Inc.	7,067,137	0.2
69,149	@	Ingersoll-Rand PLC - Class A	3,510,695	0.1
32,261		Jacobs Engineering Group, Inc.	1,207,529	0.0
23,933		JB Hunt Transport Services, Inc.	1,708,816	0.0
25,396		Joy Global, Inc.	379,162	0.0
28,759		Kansas City Southern	2,613,618	0.1
20,934		L-3 Communications Holdings, Inc.	2,188,022	0.0
69,594		Lockheed Martin Corp.	14,427,532	0.3
89,631		Masco Corp.	2,256,909	0.1
95,601	@	Nielsen NV	4,251,376	0.1
78,539		Norfolk Southern Corp.	6,000,380	0.1
48,834		Northrop Grumman Corp.	8,104,002	0.2
92,502		Paccar, Inc.	4,825,829	0.1
36,071		Parker Hannifin Corp.	3,509,708	0.1
46,922	@	Pentair PLC	2,394,899	0.1
52,619		Pitney Bowes, Inc.	1,044,487	0.0
35,831		Precision Castparts Corp.	8,230,739	0.2
53,202		Quanta Services, Inc.	1,288,020	0.0
79,103		Raytheon Co.	8,642,794	0.2
62,739		Republic Services, Inc.	2,584,847	0.1
35,050		Robert Half International, Inc.	1,793,158	0.0
34,947		Rockwell Automation, Inc.	3,546,072	0.1
34,339		Rockwell Collins, Inc.	2,810,304	0.1
26,233		Roper Technologies, Inc.	4,110,711	0.1
13,909		Ryder System, Inc.	1,029,822	0.0
15,160		Snap-On, Inc.	2,288,250	0.1
171,823		Southwest Airlines Co.	6,536,147	0.1
39,933		Stanley Black & Decker, Inc.	3,872,702	0.1
22,107		Stericycle, Inc.	3,079,726	0.1
72,034		Textron, Inc.	2,711,360	0.1
109,844	@	Tyco International Plc	3,675,380	0.1
226,114		Union Pacific Corp.	19,990,739	0.4
98,442		United Continental Holdings, Inc.	5,222,348	0.1
182,010		United Parcel Service, Inc. - Class B	17,962,567	0.4
24,853	@	United Rentals, Inc.	1,492,423	0.0
215,837		United Technologies Corp.	19,207,335	0.4
109,603		Waste Management, Inc.	5,459,325	0.1
15,818	L	WW Grainger, Inc.	3,401,028	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
47,298		Xylem, Inc.	$1,553,739	0.0
			443,247,491	9.9

		Information Technology: 20.2%
162,645		Accenture PLC	15,981,498	0.4
131,084		Activision Blizzard, Inc.	4,049,185	0.1
129,683		Adobe Systems, Inc.	10,662,536	0.2
46,541	@	Akamai Technologies, Inc.	3,214,121	0.1
16,009	@	Alliance Data Systems Corp.	4,146,011	0.1
78,822		Altera Corp.	3,947,406	0.1
80,562		Amphenol Corp.	4,105,439	0.1
81,742		Analog Devices, Inc.	4,611,066	0.1
1,486,081		Apple, Inc.	163,914,734	3.7
312,871		Applied Materials, Inc.	4,596,075	0.1
58,946		Autodesk, Inc.	2,601,876	0.1
121,387		Automatic Data Processing, Inc.	9,754,659	0.2
67,706	@	Avago Technologies Ltd.	8,463,927	0.2
145,671		Broadcom Corp.	7,491,860	0.2
81,651		CA, Inc.	2,229,072	0.0
1,325,339		Cisco Systems, Inc.	34,790,149	0.8
41,878		Citrix Systems, Inc.	2,901,308	0.1
158,839		Cognizant Technology Solutions Corp.	9,944,910	0.2
36,049		Computer Sciences Corp.	2,212,688	0.0
319,469		Corning, Inc.	5,469,309	0.1
292,063		eBay, Inc.	7,138,020	0.2
81,239		Electronic Arts, Inc.	5,503,942	0.1
501,568		EMC Corp.	12,117,883	0.3
18,504		F5 Networks, Inc.	2,142,763	0.0
588,869	@	Facebook, Inc.	52,939,323	1.2
73,379		Fidelity National Information Services, Inc.	4,922,263	0.1
19,721	@	First Solar, Inc.	843,073	0.0
61,130		Fiserv, Inc.	5,294,469	0.1
36,548		Flir Systems, Inc.	1,022,979	0.0
75,542		Google, Inc. - Class A	48,223,747	1.1
77,078		Google, Inc. - Class C	46,895,797	1.0
32,332		Harris Corp.	2,365,086	0.0
470,737		Hewlett-Packard Co.	12,055,575	0.3
234,837		International Business Machines Corp.	34,044,320	0.8
1,238,852		Intel Corp.	37,338,999	0.8
72,264		Intuit, Inc.	6,413,430	0.1
92,165		Juniper Networks, Inc.	2,369,562	0.1
41,052		KLA-Tencor Corp.	2,052,600	0.0
41,223		Lam Research Corp.	2,693,099	0.1
62,479		Linear Technology Corp.	2,521,028	0.1
260,070		Mastercard, Inc.	23,437,508	0.5
55,009		Microchip Technology, Inc.	2,370,338	0.1
280,510		Micron Technology, Inc.	4,202,040	0.1
2,084,206		Microsoft Corp.	92,246,958	2.1
41,897		Motorola Solutions, Inc.	2,864,917	0.1
78,200		NetApp, Inc.	2,314,720	0.0
133,436		Nvidia Corp.	3,289,197	0.1
847,459		Oracle Corp.	30,610,219	0.7
83,774		Paychex, Inc.	3,990,156	0.1
289,009	@	PayPal Holdings, Inc.	8,970,839	0.2
38,967	@	Qorvo, Inc.	1,755,463	0.0
409,442		Qualcomm, Inc.	21,999,319	0.5
47,815		Red Hat, Inc.	3,436,942	0.1
161,671		Salesforce.com, Inc.	11,224,818	0.2
53,276		SanDisk Corp.	2,894,485	0.1
78,708	@	Seagate Technology	3,526,118	0.1
49,705		Skyworks Solutions, Inc.	4,185,658	0.1
178,290		Symantec Corp.	3,471,306	0.1
104,858	@	TE Connectivity Ltd.	6,279,946	0.1
36,900	@	Teradata Corp.	1,068,624	0.0
267,468		Texas Instruments, Inc.	13,245,015	0.3
44,101		Total System Services, Inc.	2,003,508	0.0
26,027	L	VeriSign, Inc.	1,836,465	0.0
508,515		Visa, Inc.	35,423,155	0.8
60,042		Western Digital Corp.	4,769,736	0.1
133,275		Western Union Co.	2,446,929	0.1
261,808		Xerox Corp.	2,547,392	0.1
67,405		Xilinx, Inc.	2,857,972	0.1
225,693		Yahoo!, Inc.	6,524,785	0.1
			899,780,315	20.2

		Materials: 2.8%
50,421		Air Products & Chemicals, Inc.	6,432,711	0.1
17,509		Airgas, Inc.	1,564,079	0.0
341,324		Alcoa, Inc.	3,297,190	0.1
23,828		Avery Dennison Corp.	1,347,950	0.0
36,006		Ball Corp.	2,239,573	0.0
60,731		CF Industries Holdings, Inc.	2,726,822	0.1
301,792		Dow Chemical Co.	12,795,981	0.3
38,741		Eastman Chemical Co.	2,507,318	0.1
69,209		Ecolab, Inc.	7,593,611	0.2
235,794		Du Pont E I de Nemours & Co.	11,365,271	0.2
34,819		FMC Corp.	1,180,712	0.0
296,274		Freeport-McMoRan, Inc.	2,870,895	0.1
21,001		International Flavors & Fragrances, Inc.	2,168,563	0.0
108,860		International Paper Co.	4,113,819	0.1
97,123	@	LyondellBasell Industries NV - Class A	8,096,173	0.2
17,460		Martin Marietta Materials, Inc.	2,653,047	0.1
121,914		Monsanto Co.	10,404,141	0.2
87,861		Mosaic Co.	2,733,356	0.1
137,868		Newmont Mining Corp.	2,215,539	0.0
83,286		Nucor Corp.	3,127,389	0.1
41,895		Owens-Illinois, Inc.	868,064	0.0
70,548		PPG Industries, Inc.	6,186,354	0.1
74,653		Praxair, Inc.	7,604,155	0.2
53,641		Sealed Air Corp.	2,514,690	0.1
20,647		Sherwin-Williams Co.	4,599,739	0.1
31,122		Sigma-Aldrich Corp.	4,323,468	0.1
34,708		Vulcan Materials Co.	3,095,954	0.1
68,236		WestRock Co.	3,510,060	0.1
			124,136,624	2.8

		Telecommunication Services: 2.4%
1,602,898		AT&T, Inc.	52,222,417	1.2

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Telecommunication Services: (continued)
146,710	CenturyLink, Inc.	$3,685,355	0.1
304,425	Frontier Communications Corp.	1,446,019	0.0
75,109	Level 3 Communications, Inc.	3,281,512	0.1
1,059,485	Verizon Communications, Inc.	46,098,192	1.0
		106,733,495	2.4

	Utilities: 3.1%
177,939	AES Corp.	1,742,023	0.0
31,294	AGL Resources, Inc.	1,910,186	0.0
63,229	Ameren Corp.	2,672,690	0.1
127,836	American Electric Power Co., Inc.	7,268,755	0.2
112,123	Centerpoint Energy, Inc.	2,022,699	0.1
72,098	CMS Energy Corp.	2,546,501	0.1
76,320	Consolidated Edison, Inc.	5,101,992	0.1
154,876	Dominion Resources, Inc.	10,900,173	0.2
46,770	DTE Energy Co.	3,758,905	0.1
179,373	Duke Energy Corp.	12,904,094	0.3
84,904	Edison International	5,354,895	0.1
46,784	Entergy Corp.	3,045,638	0.1
82,653	Eversource Energy	4,183,895	0.1
224,531	Exelon Corp.	6,668,571	0.2
110,088	FirstEnergy Corp.	3,446,855	0.1
119,943	NextEra Energy, Inc.	11,700,440	0.3
82,832	NiSource, Inc.	1,536,534	0.0
86,166	NRG Energy, Inc.	1,279,565	0.0
127,473	Pacific Gas & Electric Co.	6,730,574	0.2
66,052	Pepco Holdings, Inc.	1,599,779	0.0
28,878	Pinnacle West Capital Corp.	1,852,235	0.0
174,589	PPL Corp.	5,742,232	0.1
131,824	Public Service Enterprise Group, Inc.	5,557,700	0.1
37,243	SCANA Corp.	2,095,291	0.1
61,375	Sempra Energy	5,936,190	0.1
236,728	Southern Co.	10,581,742	0.2
61,296	TECO Energy, Inc.	1,609,633	0.0
82,265	WEC Energy Group, Inc.	4,295,878	0.1
132,175	Xcel Energy, Inc.	4,680,317	0.1
		138,725,982	3.1

	Total Common Stock
	(Cost $3,186,473,581)	4,408,322,151	98.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.6%
	Securities Lending Collateralcc: 0.2%
477,673	Bank of Nova Scotia, Repurchase Agreement dated 09/30/15, 0.10%, due 10/01/15 (Repurchase Amount $477,674, collateralized by various U.S. Government Securities, 0.000%-9.250%, Market Value plus accrued interest $487,228, due 11/15/15-09/09/49)	$477,673	0.0
2,269,071	Citigroup, Inc., Repurchase Agreement dated 09/30/15, 0.12%, due 10/01/15 (Repurchase Amount $2,269,078, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $2,314,452, due 05/15/18-10/01/45)	2,269,071	0.1
2,269,071	Daiwa Capital Markets, Repurchase Agreement dated 09/30/15, 0.20%, due 10/01/15 (Repurchase Amount $2,269,083, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $2,314,452, due 10/01/15-09/09/49)	2,269,071	0.1
2,269,071	HSBC Securities USA, Repurchase Agreement dated 09/30/15, 0.10%, due 10/01/15 (Repurchase Amount $2,269,077, collateralized by various U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $2,314,453, due 11/15/15-07/15/37)	2,269,071	0.0

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
2,269,071	Nomura Securities, Repurchase Agreement dated 09/30/15, 0.14%, due 10/01/15 (Repurchase Amount $2,269,080, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,314,452, due 11/15/15-07/20/65)	$2,269,071	0.0
		9,553,957	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
16,703,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%††
	(Cost $16,703,000)	16,703,000	0.4

	Total Short-Term Investments
	(Cost $26,256,957)	26,256,957	0.6

	Total Investments in Securities (Cost $3,212,730,538)	$4,434,579,108	99.5
	Assets in Excess of Other Liabilities	21,161,217	0.5
	Net Assets	$4,455,740,325	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2015.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.

Cost for federal income tax purposes is $3,268,714,919.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,333,294,237
Gross Unrealized Depreciation	(167,430,048)

Net Unrealized Appreciation	$1,165,864,189

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$4,408,322,151	$–	$–	$4,408,322,151
Short-Term Investments	16,703,000	9,553,957	–	26,256,957
Total Investments, at fair value	$4,425,025,151	$9,553,957	$–	$4,434,579,108
Liabilities Table
Other Financial Instruments+
Futures	$(117,530)	$–	$–	$(117,530)
Total Liabilities	$(117,530)	$–	$–	$(117,530)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2015, the following futures contracts were outstanding for Voya U.S. Stock Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	512	12/18/15	$48,862,720	$(117,530)
			$48,862,720	$(117,530)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya U.S. Stock Index Portfolio as of September 30, 2015 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$117,530
Total Liability Derivatives		$117,530

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 12.3%
		Federal Home Loan Mortgage Corporation: 6.2%##
	39,533,354	3.500%, due 09/01/45	$41,190,759	6.2

		Federal National Mortgage Association: 6.1%##
	39,371,473	3.500%, due 08/01/45	41,122,607	6.1

		Total U.S. Government Agency Obligations
		(Cost $82,210,468)	82,313,366	12.3

U.S. TREASURY OBLIGATIONS: 54.1%
			Treasury Inflation Indexed Protected Securities: 54.1%
	34,946,130	0.125%, due 01/15/22	34,108,891	5.1
	11,535,036	0.125%, due 07/15/22	11,266,708	1.7
	43,061,117	0.125%, due 01/15/23	41,583,991	6.2
	2,246,376	0.125%, due 07/15/24	2,147,277	0.3
	4,478,782	0.250%, due 01/15/25	4,299,864	0.7
	14,772,472	0.375%, due 07/15/23	14,541,356	2.2
	17,850,648	0.375%, due 07/15/25	17,402,057	2.6
	251,908	0.625%, due 07/15/21	255,752	0.0
	20,374,375	0.625%, due 01/15/24	20,310,298	3.0
	1,075,503	0.625%, due 02/15/43	909,093	0.1
	25,004,745	0.750%, due 02/15/42	21,957,941	3.3
	121,616	0.750%, due 02/15/45	105,820	0.0
	2,351,062	1.125%, due 01/15/21	2,446,374	0.4
	341,453	1.375%, due 02/15/44	323,046	0.1
	27,811,941	1.750%, due 01/15/28	30,803,727	4.6
	6,150,378	2.000%, due 01/15/26	6,913,087	1.0
	12,125,222	2.125%, due 02/15/40	14,332,315	2.1
	16,462,041	2.125%, due 02/15/41	19,570,321	2.9
	29,767,675	2.375%, due 01/15/25	34,309,776	5.1
	13,233,002	2.375%, due 01/15/27	15,516,820	2.3
	5,958,015	2.500%, due 01/15/29	7,161,683	1.1
	1,398,311	3.375%, due 04/15/32	1,920,320	0.3
	20,609,283	3.625%, due 04/15/28	26,735,537	4.0
	24,407,936	3.875%, due 04/15/29	33,713,145	5.0

		Total U.S. Treasury Obligations
		(Cost $381,423,864)	362,635,199	54.1

FOREIGN GOVERNMENT BONDS: 19.5%
EUR	3,625,679	Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.750%, 04/15/18	4,175,715	0.6
EUR	8,650,000	Bundesschatzanweisungen, -0.260%, 09/15/17	9,714,130	1.5
EUR	43,183,177	Deutsche Bundesrepublik Inflation Linked Bond, 1.750%, 04/15/20	53,380,223	8.0
EUR	11,596	Deutsche Bundesrepublik Inflation Linked Bond, 1.500%, 04/15/16	12,983	0.0
EUR	28,175,000	France Government Bond OAT, 3.750%, 04/25/17	33,434,850	5.0
EUR	605,900	Hellenic Republic Government Bond, 23.260%, 10/15/42	2,776	0.0
EUR	37,385	Italy Buoni Poliennali Del Tesoro, 2.100%, 09/15/16	42,748	0.0
EUR	3,263,072	# Italy Buoni Poliennali Del Tesoro, 2.350%, 09/15/24	4,126,560	0.6
EUR	1,175,934	Italy Buoni Poliennali Del Tesoro, 2.550%, 09/15/41	1,593,705	0.2
EUR	4,304,929	Italy Buoni Poliennali Del Tesoro, 2.600%, 09/15/23	5,542,267	0.8
MXN	113,977,821	Mexican Udibonos, 4.000%, 06/13/19	7,301,170	1.1
NZD	9,618,000	New Zealand Government Bond, 3.000%, 09/20/30	6,890,138	1.0
EUR	4,351,124	# Spain Government Inflation Linked Bond, 0.550%, 11/30/19	4,965,526	0.7

		Total Foreign Government Bonds
		(Cost $135,982,626)	131,182,791	19.5

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.4%
		Exchange-Traded Options: 0.0%
215	@	Call on U.S. Treasury 10-Year Note, Strike @ 128.500, Exp. 10/23/15	167,969	0.0
698	@	Put on Eurodollar 1-Year Mid-Curve, Strike @ 98.750, Exp. 10/16/15	4,362	0.0
338	@	Put on U.S. Treasury 10-Year Note, Strike @ 126.000, Exp. 10/23/15	21,125	0.0
			193,456	0.0

		Options on Currencies: 0.2%
9,365,000	@	Call AUD vs. Put USD, Strike @ 0.795, Exp. 10/29/15 Counterparty: Deutsche Bank AG	36	0.0
10,565,000	@	Call NZD vs. Put USD, Strike @ 0.678, Exp. 12/10/15 Counterparty: BNP Paribas Bank	25,176	0.0
7,135,000	@	Call USD vs. Put CAD, Strike @ 1.313, Exp. 10/16/15 Counterparty: JPMorgan Chase & Co.	137,710	0.0
7,275,000	@	Call USD vs. Put JPY, Strike @ 126.500, Exp. 10/30/15 Counterparty: Deutsche Bank AG	4,372	0.0
9,835,000	@	Put AUD vs. Call USD, Strike @ 0.695, Exp. 11/06/15 Counterparty: BNP Paribas Bank	88,628	0.0
13,630,000	@	Put CHF vs. Call NOK, Strike @ 7.720, Exp. 08/02/16 Counterparty: Deutsche Bank AG	62,095	0.0

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: (continued)
		Options on Currencies: (continued)
7,310,000	@	Put CHF vs. Call SEK, Strike @ 8.260, Exp. 03/18/16 Counterparty: JPMorgan Chase & Co.	$74,726	0.0
30,880,000	@	Put EUR vs. Call USD, Strike @ 1.110, Exp. 12/04/15 Counterparty: Deutsche Bank AG	468,014	0.1
10,565,000	@	Put NZD vs. Call USD, Strike @ 0.648, Exp. 10/30/15 Counterparty: BNP Paribas Bank	170,480	0.1
14,470,000	@	Put USD vs. Call JPY, Strike @ 113.500, Exp. 10/30/15 Counterparty: Barclays Bank PLC	18,205	0.0
3,525,000	@	Put USD vs. Call MXN, Strike @ 15.500, Exp. 10/27/15 Counterparty: Goldman Sachs & Co.	409	0.0
			1,049,851	0.2

		Options on Inflation Floors: –%
8,810,000	@	Inflation Rate Floor on Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU), Portfolio receives maximum of 0% minus CPTFEMU., Exp. 11/19/15 Counterparty: Barclays Bank PLC	–	–

		OTC Interest Rate Swaptions: 0.2%
5,000,000	@	Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.000%, Exp. 11/21/17 Counterparty: Barclays Bank PLC	93,254	0.0
12,400,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.750%, Exp. 01/15/16 Counterparty: Deutsche Bank AG	27,519	0.0
17,500,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.750%, Exp. 01/15/16 Counterparty: Deutsche Bank AG	30,136	0.0
6,200,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.950%, Exp. 01/15/16 Counterparty: Deutsche Bank AG	66,698	0.0
11,820,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.250%, Exp. 03/16/16 Counterparty: Deutsche Bank AG	89,710	0.0
21,700,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.750%, Exp. 01/15/16 Counterparty: Deutsche Bank AG	9,438	0.0
10,100,000	@	Receive a floating rate based on the 6-month EUR-EURIBOR and pay a fixed rate equal to 2.500%, Exp. 06/08/22 Counterparty: Deutsche Bank AG	845,710	0.2
			1,162,465	0.2

	Total Purchased Options
	(Cost $3,932,115)		2,405,772	0.4

	Total Long-Term Investments
	(Cost $603,549,073)		578,537,128	86.3

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 14.5%
	Mutual Funds: 14.5%
46,199,243	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%††	46,199,243	6.9
51,204,607	Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares, 0.010%††	51,204,607	7.6

	Total Short-Term Investments
	(Cost $97,403,850)	97,403,850	14.5

	Total Investments in Securities (Cost $700,952,923)	$675,940,978	100.8
	Liabilities in Excess of Other Assets	(5,169,233)	(0.8)
	Net Assets	$670,771,745	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.

EUR	EU Euro
MXN	Mexican Peso
NZD	New Zealand Dollar

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Cost for federal income tax purposes is $702,048,981.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$136,372
Gross Unrealized Depreciation	(26,244,375)

Net Unrealized Depreciation	$(26,108,003)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Purchased Options	$193,456	$2,212,316	$–	$2,405,772
U.S. Treasury Obligations	–	362,635,199	–	362,635,199
Foreign Government Bonds	–	131,182,791	–	131,182,791
Short-Term Investments	97,403,850	–	–	97,403,850
U.S. Government Agency Obligations	–	82,313,366	–	82,313,366
Total Investments, at fair value	$97,597,306	$578,343,672	$–	$675,940,978
Other Financial Instruments+
Centrally Cleared Swaps	–	322,458	–	322,458
Forward Foreign Currency Contracts	–	1,578,051	–	1,578,051
Futures	253,031	–	–	253,031
OTC Swaps	–	486,630	–	486,630
Total Assets	$97,850,337	$580,730,811	$–	$678,581,148
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(1,657,587)	$–	$(1,657,587)
Forward Foreign Currency Contracts	–	(728,915)	–	(728,915)
Futures	(796,645)	–	–	(796,645)
OTC Swaps	–	(1,292,475)	–	(1,292,475)
Written Options	(70,371)	(3,456,605)	–	(3,526,976)
Total Liabilities	$(867,016)	$(7,135,582)	$–	$(8,002,598)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2015, the following forward foreign currency contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Mexican Peso	56,554,000	Buy	10/20/15	$3,349,760	$3,340,174	$(9,586)
Barclays Bank PLC	British Pound	1,110,000	Buy	12/15/15	1,722,485	1,678,639	(43,846)
BNP Paribas Bank	Australian Dollar	2,845,128	Buy	10/15/15	3,865,000	3,730,746	(134,254)
JPMorgan Chase & Co.	Japanese Yen	352,528,330	Buy	10/15/15	2,840,758	2,939,064	98,306
JPMorgan Chase & Co.	Swiss Franc	5,114,017	Buy	03/22/16	5,322,940	5,284,915	(38,025)
Citigroup, Inc.	EU Euro	3,205,000	Buy	12/08/15	3,598,734	3,585,308	(13,426)
Citigroup, Inc.	EU Euro	6,065,000	Buy	12/08/15	6,805,039	6,784,678	(20,361)
Citigroup, Inc.	EU Euro	315,000	Buy	12/08/15	353,458	352,378	(1,080)
Deutsche Bank AG	New Zealand Dollar	357,000	Buy	10/20/15	225,707	227,919	2,212
Deutsche Bank AG	Australian Dollar	1,480,000	Buy	11/10/15	1,061,973	1,036,583	(25,390)
Deutsche Bank AG	Canadian Dollar	1,258,873	Buy	12/15/15	945,010	943,027	(1,983)
Deutsche Bank AG	EU Euro	3,055,000	Buy	12/08/15	3,433,958	3,417,510	(16,448)
Deutsche Bank AG	EU Euro	1,595,000	Buy	12/08/15	1,778,795	1,784,264	5,469
Deutsche Bank AG	EU Euro	1,595,000	Buy	12/08/15	1,774,189	1,784,265	10,076

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Swedish Krona	43,691,604	Buy	03/22/16	$5,325,741	$5,244,193	$(81,548)
Goldman Sachs & Co.	Japanese Yen	71,584,119	Buy	10/05/15	595,622	596,731	1,109
Goldman Sachs & Co.	Japanese Yen	141,897,881	Buy	10/05/15	1,180,673	1,182,871	2,198
Goldman Sachs & Co.	New Zealand Dollar	3,205,000	Buy	10/20/15	2,008,579	2,046,166	37,587
Goldman Sachs & Co.	British Pound	620,000	Buy	12/15/15	944,998	937,618	(7,380)
HSBC Bank PLC	EU Euro	3,055,000	Buy	12/08/15	3,436,563	3,417,509	(19,054)
Morgan Stanley	New Zealand Dollar	2,289,000	Buy	10/20/15	1,473,188	1,461,365	(11,823)
Morgan Stanley	EU Euro	5,980,000	Buy	12/08/15	6,750,164	6,689,592	(60,572)
Morgan Stanley	EU Euro	100,000	Buy	10/05/15	113,093	111,746	(1,347)
The Royal Bank of Scotland PLC	Canadian Dollar	1,030,000	Buy	10/20/15	776,912	771,752	(5,160)
UBS AG	New Zealand Dollar	366,000	Buy	10/20/15	230,860	233,666	2,806
UBS AG	EU Euro	6,065,000	Buy	12/08/15	6,863,275	6,784,678	(78,597)
							$(410,117)

Bank of America	EU Euro	114,000	Sell	10/05/15	$128,940	$127,391	$1,549
BNP Paribas Bank	Mexican Peso	121,453,000	Sell	10/20/15	7,622,733	7,173,218	449,515
BNP Paribas Bank	Australian Dollar	1,480,000	Sell	11/10/15	1,056,769	1,036,583	20,186
BNP Paribas Bank	Australian Dollar	1,475,000	Sell	11/10/15	1,031,388	1,033,081	(1,693)
BNP Paribas Bank	EU Euro	3,010,000	Sell	12/08/15	3,401,156	3,367,170	33,986
Deutsche Bank AG	EU Euro	3,090,000	Sell	12/08/15	3,485,829	3,456,662	29,167
Goldman Sachs & Co.	EU Euro	27,838,000	Sell	10/05/15	31,028,647	31,107,770	(79,123)
Goldman Sachs & Co.	EU Euro	14,300,000	Sell	10/05/15	15,909,968	15,979,635	(69,667)
HSBC Bank PLC	EU Euro	6,065,000	Sell	12/08/15	6,938,117	6,784,678	153,439
HSBC Bank PLC	New Zealand Dollar	16,747,000	Sell	10/20/15	11,138,262	10,691,776	446,486
Morgan Stanley	Japanese Yen	50,481,500	Sell	10/05/15	418,002	420,817	(2,815)
The Royal Bank of Scotland PLC	EU Euro	45,096,000	Sell	10/05/15	50,530,654	50,392,843	137,811
State Street	EU Euro	540,000	Sell	10/05/15	602,094	603,427	(1,333)
UBS AG	Japanese Yen	50,481,500	Sell	10/05/15	416,413	420,817	(4,404)
UBS AG	EU Euro	14,034,000	Sell	10/05/15	15,746,429	15,682,393	64,036
UBS AG	EU Euro	6,110,000	Sell	12/08/15	6,917,131	6,835,018	82,113
							$1,259,253

At September 30, 2015, the following futures contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	44	12/31/15	$9,637,375	$9,573
U.S. Treasury 5-Year Note	540	12/31/15	65,078,440	229,229
U.S. Treasury Long Bond	53	12/21/15	8,339,219	(38,778)
			$83,055,034	$200,024
Short Contracts
90-Day Eurodollar	(61)	12/14/15	(15,186,712)	(19,113)
90-Day Eurodollar	(71)	12/18/17	(17,493,512)	(80,859)
Euro-Bobl 5-Year	(378)	12/08/15	(54,495,391)	(5,488)
Euro-Bund	(9)	12/08/15	(1,570,749)	(26,062)
Euro-Schatz	(293)	12/08/15	(36,455,980)	(11,638)
Japan 10-Year Bond (TSE)	(37)	12/14/15	(45,695,995)	(76,143)
Long Gilt	(26)	12/29/15	(4,682,793)	(73,287)
Long-Term Euro-BTP	(43)	12/08/15	(6,548,523)	(109,729)
U.S. Treasury 10-Year Note	(515)	12/21/15	(66,298,206)	(355,548)
U.S. Treasury Ultra Long Bond	(193)	12/21/15	(30,958,406)	14,229
			$(279,386,267)	$(743,638)

At September 30, 2015, the following centrally cleared interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.800%	Chicago Mercantile Exchange	02/25/25	USD	22,800,000	$(1,657,116)	$(1,657,587)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.160% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	09/25/25	USD	25,300,000	$322,973	$322,458
					$(1,334,143)	$(1,335,129)

At September 30, 2015, the following over-the-counter interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.852% and pay a floating rate based on the 3-month US CPI Urban Consumers NSA (CPURNSA) Counterparty: Barclays Bank PLC	03/10/16	USD	20,575,000	$486,630	$–	$486,630
Receive a floating rate based on the 3-month US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 2.066% Counterparty: Barclays Bank PLC	03/10/18	USD	20,575,000	(884,736)	–	(884,736)
				$(398,106)	$–	$(398,106)

At September 30, 2015, the following over-the-counter-total return swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive the positive price return of the Barclays Real Rates Basket. Pay a floating rate based on the 1-month USD-LIBOR-BBA plus 55 basis points, and, if negative, the absolute value of the total return of the basket. Counterparty: Barclays Bank PLC	10/22/15	USD	171,116,918	$(407,739)	$–	$(407,739)
				$(407,739)	$–	$(407,739)

At September 30, 2015, the following over-the-counter written inflation caps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Exercise Rate	Exercise Index	Termination Date	Notional Amount		Premiums Received	Fair Value
Cap- HICPx Index	Deutsche Bank AG	2.500%	Maximum of [1-(Index Final/Index Initial)] or $0	04/26/22	EUR	3,140,000	$217,411	$(5,229)
							$217,411	$(5,229)

At September 30, 2015, the following exchange-traded written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Fair Value
Call on U.S. Treasury 10-Year Note	130.00	10/23/15	215	$87,420	$(47,031)
Put on Japan 10-Year Bond (TSE)	147.50	10/30/15	14	20,047	(23,340)
				$107,467	$(70,371)

At September 30, 2015, the following over-the-counter written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Currencies
9,365,000	BNP Paribas Bank	Call AUD vs. Put USD	0.795	AUD	10/29/15	$73,629	$(35)
19,640,000	BNP Paribas Bank	Put AUD vs. Call USD	0.660	AUD	12/10/15	141,064	(83,988)
7,310,000	Deutsche Bank AG	Call CHF vs. Put SEK	9.100	CHF	03/18/16	76,830	(72,224)
15,500,000	Deutsche Bank AG	Call EUR vs. Put USD	1.180	EUR	12/04/15	213,737	(36,593)
10,565,000	BNP Paribas Bank	Call NZD vs. Put USD	0.680	NZD	12/10/15	95,447	(25,176)
10,565,000	BNP Paribas Bank	Put NZD vs. Call USD	0.650	NZD	10/30/15	114,413	(170,480)
7,135,000	JPMorgan Chase & Co.	Call USD vs. Put CAD	1.310	USD	10/16/15	51,816	(134,190)
7,275,000	Deutsche Bank AG	Call USD vs. Put JPY	126.500	USD	10/30/15	58,964	(4,372)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
13,980,000	Deutsche Bank AG	Call USD vs. Put JPY	126.500	USD	11/25/15	$74,234	$(28,140)
3,525,000	Goldman Sachs & Co.	Call USD vs. Put MXN	17.250	USD	10/27/15	29,409	(33,959)
7,275,000	Deutsche Bank AG	Put USD vs. Call JPY	113.500	USD	10/30/15	58,964	(9,153)
7,195,000	Deutsche Bank AG	Put USD vs. Call JPY	113.500	USD	10/30/15	15,325	(9,052)
13,980,000	Deutsche Bank AG	Put USD vs. Call JPY	114.000	USD	11/25/15	82,482	(49,016)
		Total Written OTC Options				$1,086,314	$(656,378)

At September 30, 2015, the following over-the-counter written interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Deutsche Bank AG	6-month EUR-EURIBOR-Reuters	Pay	1.700%	12/22/15	EUR	3,420,000	$230,667	$(71,889)
Put OTC Swaption	Deutsche Bank AG	6-month EUR-EURIBOR-Reuters	Pay	4.500%	06/08/22	EUR	10,100,000	475,560	(167,644)
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Pay	2.700%	01/19/16	USD	12,585,000	213,945	(27,964)
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Pay	2.750%	01/19/16	USD	12,585,000	176,190	(23,314)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.550%	01/15/16	USD	6,200,000	353,313	(244,936)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.700%	01/19/16	USD	6,635,000	112,795	(14,743)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.750%	01/19/16	USD	6,635,000	92,890	(12,291)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.900%	02/13/17	USD	15,300,000	436,914	(262,306)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	3.100%	03/06/17	USD	9,400,000	257,372	(127,597)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	3.100%	03/06/17	USD	4,690,000	137,814	(63,663)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	3.100%	03/16/17	USD	4,700,000	118,787	(65,832)
Call OTC Swaption	Deutsche Bank AG	6-month EUR-EURIBOR-Reuters	Receive	1.700%	12/22/15	EUR	3,420,000	230,667	(211,252)
Call OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Receive	2.100%	01/19/16	USD	12,585,000	75,510	(213,546)
Call OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Receive	2.150%	01/19/16	USD	12,585,000	86,837	(244,082)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	1.900%	02/13/17	USD	15,300,000	303,162	(302,386)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	2.100%	01/19/16	USD	6,635,000	39,478	(112,584)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	2.100%	03/06/17	USD	9,400,000	212,876	(250,010)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	2.100%	03/16/17	USD	4,700,000	114,051	(125,536)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	2.150%	01/19/16	USD	6,635,000	45,450	(128,684)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	3.000%	03/06/17	USD	4,690,000	89,471	(124,739)
				Total Written Swaptions				$3,803,749	$(2,794,998)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2015 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Purchased options	$1,049,851
Interest rate contracts	Purchased options	1,355,921
Foreign exchange contracts	Forward foreign currency contracts	1,578,051
Interest rate contracts	Futures contracts	253,031
Interest rate contracts	Interest rate swaps	809,088
Total Asset Derivatives		$5,045,942

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$728,915
Interest rate contracts	Futures contracts	796,645
Interest rate contracts	Interest rate swaps	2,542,323
Interest rate contracts	Total return swaps	407,739
Foreign exchange contracts	Written options	656,378
Interest rate contracts	Written options	2,870,598
Total Liability Derivatives		$8,002,598

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2015:

	Bank of America	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	HSBC Bank PLC	JPMorgan Chase & Co.	Morgan Stanley	State Street	The Royal Bank of Scotland PLC	UBS AG	Totals
Assets:
Purchased options	$-	$111,459	$284,284	$-	$1,603,728	$409	$-	$212,436	$-	$-	$-	$-	$2,212,316
Forward foreign currency contracts	1,549	-	503,687	-	46,924	40,894	599,925	98,306	-	-	137,811	148,955	1,578,051
Interest rate swaps	-	486,630	-	-	-	-	-	-	-	-	-	-	486,630
Total Assets	$1,549	$598,089	$787,971	$-	$1,650,652	$41,303	$599,925	$310,742	$-	$-	$137,811	$148,955	$4,276,997

Liabilities:
Forward foreign currency contracts	$-	$53,432	$135,947	$34,867	$125,369	$156,170	$19,054	$38,025	$76,557	$1,333	$5,160	$83,001	$728,915
Interest rate swaps	-	884,736	-	-	-	-	-	-	-	-	-	-	884,736
Total return swaps	-	407,739	-	-	-	-	-	-	-	-	-	-	407,739
Written options	-	508,906	279,679	-	2,499,871	33,959	-	134,190	-	-	-	-	3,456,605
Total Liabilities	$-	$1,854,813	$415,626	$34,867	$2,625,240	$190,129	$19,054	$172,215	$76,557	$1,333	$5,160	$83,001	$5,477,995

Net OTC derivative instruments by counterparty, at fair value	$1,549	$(1,256,724)	$372,345	$(34,867)	$(974,588)	$(148,826)	$580,871	$138,527	$(76,557)	$(1,333)	$132,651	$65,954	$(1,200,998)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$2,020,000	$-	$-	$890,000	$-	$-	$-	$-	$-	$-	$-	$2,910,000

Net Exposure(1)	$1,549	$763,276	$372,345	$(34,867)	$(84,588)	$(148,826)	$580,871	$138,527	$(76,557)	$(1,333)	$132,651	$65,954	$1,709,002

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.7%
		Australia: 6.5%
2,501,064		Federation Centres Ltd	$4,829,676	1.5
650,452		Goodman Group	2,688,661	0.8
1,374,787		GPT Group	4,369,324	1.3
884,186		Investa Office Fund	2,458,140	0.7
2,739,439		Mirvac Group	3,326,149	1.0
1,407,360		Scentre Group	3,873,491	1.2
			21,545,441	6.5

		France: 6.8%
19,070		Gecina S.A.	2,325,622	0.7
38,382		Icade	2,604,153	0.8
188,118		Klepierre	8,525,999	2.6
34,625		Unibail-Rodamco SE	8,974,291	2.7
			22,430,065	6.8

		Germany: 3.5%
67,799		Deutsche Wohnen AG	1,813,258	0.5
92,133		LEG Immobilien AG	7,622,464	2.3
70,522		Vonovia SE	2,269,835	0.7
			11,705,557	3.5

		Hong Kong: 6.7%
504,500		Cheung Kong Property Holdings Ltd.	3,696,130	1.1
693,413		Hongkong Land Holdings Ltd. - HKL	4,591,642	1.4
552,000		Link REIT	3,038,998	0.9
3,304,200		New World Development Ltd.	3,217,911	1.0
590,100		Sun Hung Kai Properties Ltd.	7,696,859	2.3
			22,241,540	6.7

		Japan: 11.7%
1,400	L	GLP J-Reit	1,339,555	0.4
2,819		Japan Retail Fund Investment Corp.	5,454,370	1.7
419		Kenedix Office Investment Corp.	1,991,595	0.6
556,319		Mitsubishi Estate Co., Ltd.	11,364,219	3.4
439,682		Mitsui Fudosan Co., Ltd.	12,052,292	3.6
1,618		Nippon Prologis REIT, Inc.	2,935,840	0.9
1,240	L	Orix JREIT, Inc.	1,677,535	0.5
51,992		Sumitomo Realty & Development Co., Ltd.	1,654,772	0.5
26,700		Tokyo Tatemono Co., Ltd.	318,349	0.1
			38,788,527	11.7

		Netherlands: 0.9%
43,484		Eurocommercial Properties NV	1,900,612	0.6
306,993	L	Nieuwe Steen Investments Funds NV	1,190,341	0.3
			3,090,953	0.9

		Singapore: 0.5%
302,600		City Developments Ltd.	1,639,620	0.5

		Spain: 0.3%
58,880	@	Hispania Activos Inmobiliarios SA	818,900	0.3

		Sweden: 0.5%
123,803		Hufvudstaden AB	1,622,223	0.5

		United Kingdom: 7.7%
456,540		British Land Co. PLC	5,797,872	1.8
65,638		Derwent London PLC	3,618,004	1.1
255,636		Great Portland Estates PLC	3,309,105	1.0
396,450		Hammerson PLC	3,743,532	1.1
388,200		Land Securities Group PLC	7,400,600	2.2
215,292		Safestore Holdings PLC	959,947	0.3
66,943		Unite Group PLC	661,868	0.2
			25,490,928	7.7

		United States: 54.6%
47,800		Alexandria Real Estate Equities, Inc.	4,047,226	1.2
49,325		AvalonBay Communities, Inc.	8,622,996	2.6
61,270		Boston Properties, Inc.	7,254,368	2.2
87,525		DCT Industrial Trust, Inc.	2,946,091	0.9
299,200		DDR Corp.	4,601,696	1.4
47,861		Digital Realty Trust, Inc.	3,126,281	0.9
102,800		Douglas Emmett, Inc.	2,952,416	0.9
7,700		Equinix, Inc.	2,105,180	0.6
178,300		Equity Residential	13,393,896	4.0
25,330		Essex Property Trust, Inc.	5,659,229	1.7
34,000		Forest City Enterprises, Inc.	684,420	0.2
422,982		General Growth Properties, Inc.	10,984,843	3.3
92,000		Healthcare Realty Trust, Inc.	2,286,200	0.7
80,450		Healthcare Trust of America, Inc.	1,971,829	0.6
50,620		Highwoods Properties, Inc.	1,961,525	0.6
419,121		Host Hotels & Resorts, Inc.	6,626,303	2.0
84,300		Kilroy Realty Corp.	5,492,988	1.6
245,000		Kimco Realty Corp.	5,985,350	1.8
12,765		Macerich Co.	980,607	0.3
177,300		Paramount Group, Inc.	2,978,640	0.9
54,677		Pebblebrook Hotel Trust	1,938,300	0.6
36,600		Post Properties, Inc.	2,133,414	0.6
238,297		ProLogis, Inc.	9,269,753	2.8
43,844		Public Storage, Inc.	9,278,706	2.8
116,671		Simon Property Group, Inc.	21,434,796	6.5
78,700		SL Green Realty Corp.	8,512,192	2.6
346,900		Spirit Realty Capital, Inc.	3,170,666	1.0
239,500		Strategic Hotels & Resorts, Inc.	3,302,705	1.0
29,200		Sun Communities, Inc.	1,978,592	0.6
167,327		Sunstone Hotel Investors, Inc.	2,213,736	0.7

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
177,175	UDR, Inc.	$6,108,994	1.8
464,800	VEREIT, Inc.	3,588,256	1.1
25,231	Vornado Realty Trust	2,281,387	0.7
166,700	Welltower, Inc.	11,288,924	3.4
		181,162,505	54.6

	Total Common Stock
	(Cost $250,713,980)	330,536,259	99.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.5%
	Securities Lending Collateralcc: 0.3%
954,494	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/15, 0.15%, due 10/01/15 (Repurchase Amount $954,498, collateralized by various U.S. Government Securities, 1.500%-3.625%, Market Value plus accrued interest $973,584, due 11/30/19-02/15/44)
	(Cost $954,494)	954,494	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
802,587	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%††
	(Cost $802,587)	802,587	0.2

	Total Short-Term Investments
	(Cost $1,757,081)	1,757,081	0.5

	Total Investments in Securities (Cost $252,471,061)	$332,293,340	100.2
	Liabilities in Excess of Other Assets	(502,069)	(0.2)
	Net Assets	$331,791,271	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2015.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.

Cost for federal income tax purposes is $274,827,639.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$81,716,537
Gross Unrealized Depreciation	(24,250,836)

Net Unrealized Appreciation	$57,465,701

REIT Diversification	Percentage of Net Assets
Retail REITs	26.1%
Office REITs	14.1
Diversified Real Estate Activities	12.1
Residential REITs	11.3
Diversified REITs	11.3
Specialized REITs	8.1
Real Estate Operating Companies	5.4
Industrial REITs	4.9
Hotels, Resorts & Cruise Lines	3.7
Real Estate Services	1.5
Real Estate Development	1.2
Assets in Excess of Other Liabilities*	0.3
Net Assets	100.0%

*	Includes short-term investments.

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$21,545,441	$–	$21,545,441
France	–	22,430,065	–	22,430,065
Germany	–	11,705,557	–	11,705,557
Hong Kong	–	22,241,540	–	22,241,540
Japan	–	38,788,527	–	38,788,527
Netherlands	–	3,090,953	–	3,090,953
Singapore	–	1,639,620	–	1,639,620
Spain	–	818,900	–	818,900
Sweden	–	1,622,223	–	1,622,223
United Kingdom	959,947	24,530,981	–	25,490,928
United States	181,162,505	–	–	181,162,505
Total Common Stock	182,122,452	148,413,807	–	330,536,259
Short-Term Investments	802,587	954,494	–	1,757,081
Total Investments, at fair value	$182,925,039	$149,368,301	$–	$332,293,340

(1)	For the period ended September 30, 2015, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At September 30, 2015, securities valued at $4,882,629 were transferred from Level 1 to Level 2 within the fair value hierarchy.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
VY® Clarion Real Estate Portfolio	as of September 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.8%
	Financials: 99.8%
157,000	@ Alexandria Real Estate Equities, Inc.	$13,293,190	2.0
154,700	American Residential Properties, Inc.	2,671,669	0.4
158,352	AvalonBay Communities, Inc.	27,683,097	4.2
210,656	Boston Properties, Inc.	24,941,670	3.8
374,400	Brandywine Realty Trust	4,612,608	0.7
448,200	CubeSmart	12,195,522	1.9
309,350	DCT Industrial Trust, Inc.	10,412,721	1.6
870,400	DDR Corp.	13,386,752	2.0
236,857	Digital Realty Trust, Inc.	15,471,499	2.4
234,100	Douglas Emmett, Inc.	6,723,352	1.0
534,200	Duke Realty Corp.	10,176,510	1.6
55,100	Equinix, Inc.	15,064,340	2.3
623,671	Equity Residential	46,850,166	7.1
86,092	Essex Property Trust, Inc.	19,234,675	2.9
1,223,353	General Growth Properties, Inc.	31,770,477	4.8
313,545	Healthcare Realty Trust, Inc.	7,791,593	1.2
266,850	Healthcare Trust of America, Inc.	6,540,494	1.0
171,347	Highwoods Properties, Inc.	6,639,696	1.0
1,162,268	Host Hotels & Resorts, Inc.	18,375,457	2.8
199,100	Kilroy Realty Corp.	12,973,356	2.0
595,378	Kimco Realty Corp.	14,545,085	2.2
217,400	Kite Realty Group Trust	5,176,294	0.8
84,923	Macerich Co.	6,523,785	1.0
351,200	Paramount Group, Inc.	5,900,160	0.9
164,800	Pebblebrook Hotel Trust	5,842,160	0.9
218,700	Pennsylvania Real Estate Investment Trust	4,336,821	0.7
140,600	Post Properties, Inc.	8,195,574	1.2
716,784	ProLogis, Inc.	27,882,898	4.3
154,964	Public Storage, Inc.	32,795,031	5.0
167,098	QTS Realty Trust, Inc.	7,300,512	1.1
383,411	Ramco-Gershenson Properties	5,754,999	0.9
200,200	Regency Centers Corp.	12,442,430	1.9
186,400	RLJ Lodging Trust	4,710,328	0.7
362,131	Simon Property Group, Inc.	66,530,707	10.1
199,074	SL Green Realty Corp.	21,531,844	3.3
1,441,100	Spirit Realty Capital, Inc.	13,171,654	2.0
596,500	Strategic Hotels & Resorts, Inc.	8,225,735	1.3
89,351	Sun Communities, Inc.	6,054,424	0.9
551,204	Sunstone Hotel Investors, Inc.	7,292,429	1.1
514,303	UDR, Inc.	17,733,167	2.7
1,436,294	VEREIT, Inc.	11,088,190	1.7
208,513	Vornado Realty Trust	18,853,745	2.9
530,800	Welltower, Inc.	35,945,776	5.5

	Total Common Stock (Cost $585,133,703)	654,642,592	99.8

SHORT-TERM INVESTMENTS: 0.3%
	Mutual Funds: 0.3%
1,783,131	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%††
	(Cost $1,783,131)	1,783,131	0.3

	Total Short-Term Investments (Cost $1,783,131)	1,783,131	0.3

	Total Investments in Securities (Cost $586,916,834)	$656,425,723	100.1
	Liabilities in Excess of Other Assets	(656,061)	(0.1)
	Net Assets	$655,769,662	100.0

††	Rate shown is the 7-day yield as of September 30, 2015.

Cost for federal income tax purposes is $590,471,100.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$86,853,757
Gross Unrealized Depreciation	(20,899,134)

Net Unrealized Appreciation	$65,954,623

REIT Diversification	Percentage of Net Assets
Retail REITs	23.6%
Residential REITs	20.5
Office REITs	16.9
Specialized REITs	16.8
Diversified REITs	7.5
Hotels, Resorts & Cruise Lines	5.9
Industrial REITs	4.3
Real Estate Services	3.4
Diversified Real Estate Activities	0.9
Assets in Excess of Other Liabilities*	0.2
Net Assets	100.0%

*	Includes short-term investments.

PORTFOLIO OF INVESTMENTS
VY® Clarion Real Estate Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$654,642,592	$–	$–	$654,642,592
Short-Term Investments	1,783,131	–	–	1,783,131
Total Investments, at fair value	$656,425,723	$–	$–	$656,425,723

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
VY® FMR® Diversified Mid Cap Portfolio	as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Consumer Discretionary: 19.9%
50,700	@	AMC Networks, Inc.	$3,709,719	0.4
6,300		Autozone, Inc.	4,560,129	0.5
40,521		Brinker International, Inc.	2,134,241	0.2
67,400		Brunswick Corp.	3,227,786	0.3
10,300		Buffalo Wild Wings, Inc.	1,992,329	0.2
63,900		Deckers Outdoor Corp.	3,710,034	0.4
53,647	@	Delphi Automotive PLC	4,079,318	0.4
62,600		Dick's Sporting Goods, Inc.	3,105,586	0.3
80,600		DineEquity, Inc.	7,387,796	0.8
104,200		Dollar Tree, Inc.	6,945,972	0.7
8,500		Ethan Allen Interiors, Inc.	224,485	0.0
77,080		Foot Locker, Inc.	5,547,448	0.6
276,666		Gentex Corp.	4,288,323	0.5
149,902		G-III Apparel Group Ltd.	9,242,957	1.0
83,700		GNC Holdings, Inc.	3,383,154	0.4
239,300		Hanesbrands, Inc.	6,925,342	0.7
21,494		Harman International Industries, Inc.	2,063,209	0.2
197,065	@	Houghton Mifflin Harcourt Co.	4,002,390	0.4
253,173		Interpublic Group of Cos., Inc.	4,843,199	0.5
135,350		Jarden Corp.	6,615,908	0.7
43,700		Johnson Controls, Inc.	1,807,432	0.2
9,188		Jubilant Foodworks Ltd.	224,841	0.0
43,300		Kate Spade & Co.	827,463	0.1
16,700		L Brands, Inc.	1,505,171	0.2
67,857		Las Vegas Sands Corp.	2,576,530	0.3
154,800		Lennar Corp. - Class A	7,450,524	0.8
37,900	@,L	Lions Gate Entertainment Corp.	1,394,720	0.1
95,699		McGraw-Hill Cos., Inc.	8,277,963	0.9
12,700	@	MDC Partners, Inc.	233,063	0.0
16,442		Modine Manufacturing Co.	129,399	0.0
4,000		Mohawk Industries, Inc.	727,160	0.1
7,500		Naspers Ltd.	939,954	0.1
93,100		News Corp - Class A	1,174,922	0.1
4,863	@	NVR, Inc.	7,417,145	0.8
2,552		Page Industries Ltd.	516,420	0.1
11,600		Panera Bread Co.	2,243,556	0.2
9,500	@	Party City Holdco, Inc.	151,715	0.0
94,219		Polaris Industries, Inc.	11,294,032	1.2
100		Priceline.com, Inc.	123,686	0.0
374,700		Pulte Group, Inc.	7,070,589	0.7
48,900		PVH Corp.	4,984,866	0.5
30,700		Ralph Lauren Corp.	3,627,512	0.4
19,800		Restaurant Group PLC	202,590	0.0
25,500	@	ServiceMaster Global Holdings, Inc.	855,525	0.1
38,701	@	Signet Jewelers Ltd.	5,268,367	0.6
19,016		Tenneco, Inc.	851,346	0.1
111,400		Texas Roadhouse, Inc.	4,144,080	0.4
64,300		TJX Cos., Inc.	4,592,306	0.5
106,100		Toll Brothers, Inc.	3,632,864	0.4
47,600		Urban Outfitters, Inc.	1,398,488	0.2
25,200		VF Corp.	1,718,892	0.2
28,332	@	Visteon Corp.	2,868,332	0.3
16,206		Whirlpool Corp.	2,386,496	0.3
17,500		Williams-Sonoma, Inc.	1,336,125	0.1
95,422		Wyndham Worldwide Corp.	6,860,842	0.7
			188,804,241	19.9

		Consumer Staples: 2.3%
9,800	@,L	Amplify Snack Brands, Inc.	104,958	0.0
15,079		Archer-Daniels-Midland Co.	625,024	0.1
1,765		Britannia Industries Ltd.	83,083	0.0
46,433		Bunge Ltd.	3,403,539	0.4
174,646		C&C Group PLC	692,932	0.1
59,963		CVS Health Corp.	5,785,230	0.6
78,832		Dr Pepper Snapple Group, Inc.	6,231,670	0.6
6,946		Ingredion, Inc.	606,455	0.1
115,400		Kroger Co.	4,162,478	0.4
			21,695,369	2.3

		Energy: 3.1%
44,889		Apache Corp.	1,757,853	0.2
29,819		Baker Hughes, Inc.	1,551,781	0.2
35,066		Cimarex Energy Co.	3,593,564	0.4
8,100		Columbia Pipeline Group, Inc.	148,149	0.0
56,500		Dril-Quip, Inc.	3,289,430	0.3
12,600	@	Ensco PLC	177,408	0.0
10,500		EOG Resources, Inc.	764,400	0.1
98,500		Halliburton Co.	3,481,975	0.4
64,600		Newfield Exploration Co.	2,125,340	0.2
68,400		Oceaneering International, Inc.	2,686,752	0.3
8,800	@	PDC Energy, Inc.	466,488	0.1
27,555		Phillips 66	2,117,326	0.2
13,500		SM Energy Co.	432,540	0.0
207,100	@	Suncor Energy, Inc.	5,538,703	0.6
10,700		Teekay Tankers Ltd.	73,830	0.0
17,900		Western Refining, Inc.	789,748	0.1
			28,995,287	3.1

		Financials: 19.2%
2,900	@	ACE Ltd.	299,860	0.0
83,900		Aflac, Inc.	4,877,107	0.5
8,896		American Express Co.	659,460	0.1
44,900		Ameriprise Financial, Inc.	4,899,937	0.5
7,100		Bajaj Finserv Ltd.	186,991	0.0
43,744	@	Beneficial Bancorp, Inc.	580,045	0.1
160,416	L	Blackstone Group LP	5,080,375	0.5
27,700	@	BofI Holding, Inc.	3,568,591	0.4
207,948		Boston Private Financial Holdings, Inc.	2,432,992	0.3
6,700		Brown & Brown, Inc.	207,499	0.0
56,900		Capital One Financial Corp.	4,126,388	0.4
305,586		CBRE Group, Inc.	9,778,752	1.0
17,300		Chubb Corp.	2,121,845	0.2

VY® FMR® Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
62,100		CIT Group, Inc.	$2,485,863	0.3
2,900	@	Colliers International Group, Inc.	117,711	0.0
91,913		Comerica, Inc.	3,777,624	0.4
90,250		Commerce Bancshares, Inc.	4,111,790	0.4
10,348		CRISIL Ltd.	289,738	0.0
137,800		CVB Financial Corp.	2,301,260	0.3
11,200		Discover Financial Services	582,288	0.1
18,400		E*Trade Financial Corp.	484,472	0.1
280,649	@	Essent Group Ltd.	6,974,128	0.7
172,300		First American Financial Corp.	6,731,761	0.7
5,600		First Citizens BancShares, Inc.	1,265,600	0.1
140,100		First Commonwealth Financial Corp.	1,273,509	0.1
61,100		First Republic Bank/San Francisco CA	3,835,247	0.4
8,900		Greenhill & Co., Inc.	253,383	0.0
45,796		Hilltop Holdings, Inc.	907,219	0.1
200,501		Hiscox Ltd.	2,860,012	0.3
42,067		Housing Development Finance Corp.	779,397	0.1
565,627		Huntington Bancshares, Inc.	5,995,646	0.6
197,500	@	Invesco Ltd.	6,167,925	0.7
319,200		Investors Bancorp, Inc.	3,938,928	0.4
66,509		Jones Lang LaSalle, Inc.	9,561,999	1.0
167,300		Ladder Capital Corp.	2,395,736	0.3
82,145		Lakeland Financial Corp.	3,708,847	0.4
98,742	@	Lazard Ltd.	4,275,529	0.5
10,500		Legg Mason, Inc.	436,905	0.1
1,600	L	LPL Financial Holdings, Inc.	63,632	0.0
45,200		M&T Bank Corp.	5,512,140	0.6
137,101		Marsh & McLennan Cos., Inc.	7,159,414	0.8
14,504		Mid-America Apartment Communities, Inc.	1,187,442	0.1
19,800		Moody's Corp.	1,944,360	0.2
70,036		PacWest Bancorp	2,998,241	0.3
67,597		Primerica, Inc.	3,046,597	0.3
132,300		Principal Financial Group, Inc.	6,263,082	0.7
12,700		Progressive Corp.	389,128	0.1
30,668		Prosperity Bancshares, Inc.	1,506,105	0.2
97,281		Raymond James Financial, Inc.	4,828,056	0.5
456,900		Regions Financial Corp.	4,116,669	0.4
77,035		Reinsurance Group of America, Inc.	6,978,601	0.7
1,000		SL Green Realty Corp.	108,160	0.0
808,500		SLM Corp.	5,982,900	0.6
40,300	@	Springleaf Holdings, Inc.	1,761,916	0.2
69,900		Stifel Financial Corp.	2,942,790	0.3
128,387		SunTrust Bank	4,909,519	0.5
1,100		Travelers Cos., Inc.	109,483	0.0
92,000		UMB Financial Corp.	4,674,520	0.5
31,300		Valley National Bancorp.	307,992	0.0
89,900		VEREIT, Inc.	694,028	0.1
			181,817,134	19.2

		Health Care: 12.8%
97,100		Agilent Technologies, Inc.	3,333,443	0.3
2,000	@	Alere, Inc.	96,300	0.0
22,961	@	Allergan plc	6,241,029	0.7
35,300		Baxalta, Inc.	1,112,303	0.1
8,500		Becton Dickinson & Co.	1,127,610	0.1
5,800		Biogen, Inc.	1,692,498	0.2
463,465		Boston Scientific Corp.	7,605,461	0.8
63,500	@	Bruker BioSciences Corp.	1,043,305	0.1
113,898		Cardinal Health, Inc.	8,749,644	0.9
60,100	@	Catalent, Inc.	1,460,430	0.2
56,500		Community Health Systems, Inc.	2,416,505	0.3
85,400		DaVita, Inc.	6,176,982	0.7
94,500		Dentsply International, Inc.	4,778,865	0.5
101,800	@	Endo International PLC	7,052,704	0.7
78,410		HCA Holdings, Inc.	6,065,798	0.6
191,100		Hologic, Inc.	7,477,743	0.8
92,907	@	Horizon Pharma PLC	1,841,417	0.2
44,532	@	Jazz Pharmaceuticals PLC	5,914,295	0.6
40,600		Laboratory Corp. of America Holdings	4,403,882	0.5
14,929	@	Mallinckrodt PLC - W/I	954,560	0.1
29,944		McKesson Corp.	5,540,538	0.6
263,138	@	MedAssets, Inc.	5,278,548	0.6
3,800		Molina Healthcare, Inc.	261,630	0.0
2,800		St. Jude Medical, Inc.	176,652	0.0
115,800	L	Steris Corp.	7,523,526	0.8
2,800	@	Surgical Care Affiliates, Inc.	91,532	0.0
116,662	@	Teva Pharmaceutical Industries Ltd. ADR	6,586,737	0.7
58,707		Thermo Fisher Scientific, Inc.	7,178,692	0.8
16,700		United Therapeutics Corp.	2,191,708	0.2
800		Universal Health Services, Inc.	99,848	0.0
75,700		Zimmer Biomet Holdings, Inc.	7,110,501	0.7
			121,584,686	12.8

		Industrials: 15.0%
3,700	@	Aecom Technology Corp.	101,787	0.0
80,900		AGCO Corp.	3,772,367	0.4
116,143		Air Lease Corp.	3,591,142	0.4
7,600		Allegiant Travel Co.	1,643,500	0.2
22,200		Ametek, Inc.	1,161,504	0.1
24,500		AO Smith Corp.	1,597,155	0.2
7,993		Apogee Enterprises, Inc.	356,887	0.0

VY® FMR® Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
11,049		ArcBest Corp.	$284,733	0.0
101,600		Belden CDT, Inc.	4,743,704	0.5
21,997		Caterpillar, Inc.	1,437,724	0.1
24,000		CEB, Inc.	1,640,160	0.2
83,100	@	Colfax Corp.	2,485,521	0.3
54,135		Con-way, Inc.	2,568,706	0.3
5,900	@,L	Copa Holdings S.A.	247,387	0.0
13,300		Copart, Inc.	437,570	0.0
22,900		CSX Corp.	616,010	0.1
24,968		Cummins, Inc.	2,711,025	0.3
50,708		Curtiss-Wright Corp.	3,165,193	0.3
42,200		Deere & Co.	3,122,800	0.3
51,248		Dun & Bradstreet Corp.	5,381,040	0.6
110,902		EMCOR Group, Inc.	4,907,414	0.5
27,039		Esterline Technologies Corp.	1,943,834	0.2
49,643		FedEx Corp.	7,147,599	0.8
23,900		G&K Services, Inc.	1,592,218	0.2
2,412		Granite Construction, Inc.	71,564	0.0
36,300		Herman Miller, Inc.	1,046,892	0.1
24,934		HNI, Corp.	1,069,669	0.1
27,800		Huntington Ingalls Industries, Inc.	2,978,770	0.3
2,146		IDEX Corp.	153,010	0.0
52,840		Illinois Tool Works, Inc.	4,349,260	0.5
72,803	@	Ingersoll-Rand PLC - Class A	3,696,208	0.4
90,875		Jacobs Engineering Group, Inc.	3,401,451	0.4
6,200		JB Hunt Transport Services, Inc.	442,680	0.0
37,842		KAR Auction Services, Inc.	1,343,391	0.1
106,030		Knoll, Inc.	2,330,539	0.2
20,000		Lennox International, Inc.	2,266,600	0.2
104,503	L	Manitowoc Co., Inc.	1,567,545	0.2
92,700		MISUMI Group, Inc.	956,658	0.1
83,556		Mueller Industries, Inc.	2,471,586	0.3
1,500		Nordson Corp.	94,410	0.0
32,100		Old Dominion Freight Line	1,958,100	0.2
67,328		Quanta Services, Inc.	1,630,011	0.2
35,535		Republic Services, Inc.	1,464,042	0.1
422,423	@	Rexnord Corp.	7,172,743	0.8
1,900		Rockwell Automation, Inc.	192,793	0.0
50,766		Rockwell Collins, Inc.	4,154,689	0.4
29,008		Roper Technologies, Inc.	4,545,554	0.5
87,849		Saia, Inc.	2,718,927	0.3
27,500		Snap-On, Inc.	4,150,850	0.4
91,719		Southwest Airlines Co.	3,488,991	0.4
199,536	@	Spirit Airlines, Inc.	9,438,053	1.0
7,900		Stanley Black & Decker, Inc.	766,142	0.1
69,553	@	Swift Transportation Co.	1,044,686	0.1
225,142		Textron, Inc.	8,474,345	0.9
18,896		Valmont Industries, Inc.	1,793,041	0.2
12,800		Wabtec Corp.	1,127,040	0.1
13,100	@	Wesco International, Inc.	608,757	0.1
61,040		Woodward, Inc.	2,484,328	0.3
			142,110,305	15.0

		Information Technology: 23.4%
181,760		Activision Blizzard, Inc.	5,614,566	0.6
26,705	@	Alliance Data Systems Corp.	6,916,061	0.7
77,195		Arrow Electronics, Inc.	4,267,340	0.5
339,800		Atmel Corp.	2,742,186	0.3
97,533		Avnet, Inc.	4,162,709	0.4
161,749	@	Blackhawk Network Holdings, Inc.	6,856,540	0.7
87,800		Broadcom Corp.	4,515,554	0.5
36,543		Broadridge Financial Solutions, Inc. ADR	2,022,655	0.2
103,911		Brocade Communications Systems, Inc.	1,078,596	0.1
293,500		Cadence Design Systems, Inc.	6,069,580	0.6
218,139		CDW Corp./DE	8,913,160	0.9
8,800		Cognizant Technology Solutions Corp.	550,968	0.1
143,840	@	CommScope Holding Co., Inc.	4,319,515	0.5
93,900	L	Cree, Inc.	2,275,197	0.2
150,000		Electronic Arts, Inc.	10,162,500	1.1
136,594		EMC Corp.	3,300,111	0.4
117,848	@	Euronet Worldwide, Inc.	8,731,358	0.9
119,560		EVERTEC, Inc.	2,160,449	0.2
54,591		F5 Networks, Inc.	6,321,638	0.7
30,900		Fair Isaac Corp.	2,611,050	0.3
124,280		Fidelity National Information Services, Inc.	8,336,702	0.9
87,922		Fiserv, Inc.	7,614,924	0.8
50,168	@	FleetCor Technologies, Inc.	6,904,120	0.7
110,918	@	Freescale Semiconductor Holdings Ltd.	4,057,380	0.4
327,084	@	Genpact Ltd.	7,722,453	0.8
118,341		Global Payments, Inc.	13,577,263	1.4
7,237		Google, Inc. - Class C	4,403,136	0.5
83,300		Intersil Corp.	974,610	0.1
26,197		Intuit, Inc.	2,324,984	0.2
37,600		IPG Photonics Corp.	2,856,472	0.3
31,100		Jabil Circuit, Inc.	695,707	0.1
29,733		Juniper Networks, Inc.	764,435	0.1
40,300	@	Keysight Technologies, Inc.	1,242,852	0.1
3,500		Littelfuse, Inc.	319,025	0.0
30,100		Maxim Integrated Products	1,005,340	0.1
50,800		MAXIMUS, Inc.	3,025,648	0.3
83,700		Methode Electronics, Inc.	2,670,030	0.3
14,364		Microchip Technology, Inc.	618,945	0.1
173,324		Nvidia Corp.	4,272,437	0.5

VY® FMR® Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
55,549	@	NXP Semiconductor NV - NXPI - US	$4,836,651	0.5
452,696		PMC - Sierra, Inc.	3,064,752	0.3
106,486		PTC, Inc.	3,379,866	0.4
32,575	@,L	Qorvo, Inc.	1,467,504	0.2
44,400		SanDisk Corp.	2,412,252	0.3
38,700		Semtech Corp.	584,370	0.1
107,251		Synopsys, Inc.	4,952,851	0.5
88,283	@	TE Connectivity Ltd.	5,287,269	0.6
60,100		Tencent Holdings Ltd.	1,013,081	0.1
207,243		Total System Services, Inc.	9,415,050	1.0
193,700		Trimble Navigation Ltd.	3,180,554	0.3
67,900	@	Vantiv, Inc.	3,050,068	0.3
48,200		Visa, Inc.	3,357,612	0.4
179,400		Western Union Co.	3,293,784	0.3
330,236		Xerox Corp.	3,213,196	0.3
20,200		Zebra Technologies Corp.	1,546,310	0.2
			221,033,366	23.4

		Materials: 2.5%
65,892		Albemarle Corp.	2,905,837	0.3
20,911		Aptargroup, Inc.	1,379,290	0.1
10,300		Ashland, Inc.	1,036,386	0.1
703,000	@,L	B2Gold Corp.	742,773	0.1
109,800	@	Boise Cascade Co.	2,769,156	0.3
12,628		Cytec Industries, Inc.	932,578	0.1
66,500		Eastman Chemical Co.	4,303,880	0.5
194,596		Ferro Corp.	2,130,826	0.2
244,664	@,L	New Gold, Inc.	551,846	0.1
109,994		PolyOne Corp.	3,227,224	0.3
10,800		PPG Industries, Inc.	947,052	0.1
22,300		Praxair, Inc.	2,271,478	0.2
12,100		WestRock Co.	622,424	0.1
			23,820,750	2.5

		Utilities: 0.7%
19,172		CMS Energy Corp.	677,155	0.1
24,218	@	Dynegy, Inc.	500,586	0.1
3,132		Energen Corp.	156,162	0.0
129,300		Exelon Corp.	3,840,210	0.4
8,100		NiSource, Inc.	150,255	0.0
35,300		OGE Energy Corp.	965,808	0.1
			6,290,176	0.7

	Total Common Stock (Cost $911,616,965)		936,151,314	98.9

PREFERRED STOCK: 0.1%
		Financials: 0.1%
49,856	P	GMAC Capital Trust I	1,272,824	0.1

	Total Preferred Stock (Cost $1,030,152)		1,272,824	0.1

WARRANTS: 0.0%
		Energy: 0.0%
1,133	@	Voyager Oil & Gas, Inc.	5	0.0

	Total Warrants (Cost $–)		5	0.0

	Total Long-Term Investments (Cost $912,647,117)		937,424,143	99.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
	Securities Lending Collateralcc: 0.9%
2,046,401	Barclays Capital, Inc., Repurchase Agreement dated 09/30/15, 0.10%, due 10/01/15 (Repurchase Amount $2,046,407, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $2,087,329, due 10/15/15-08/15/45)	2,046,401	0.2
430,804	Daiwa Capital Markets, Repurchase Agreement dated 09/30/15, 0.20%, due 10/01/15 (Repurchase Amount $430,806, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $439,420, due 10/01/15-09/09/49)	430,804	0.1
2,046,401	HSBC Securities USA, Repurchase Agreement dated 09/30/15, 0.10%, due 10/01/15 (Repurchase Amount $2,046,407, collateralized by various U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $2,087,330, due 11/15/15-07/15/37)	2,046,401	0.2

VY® FMR® Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
2,046,401	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/15, 0.15%, due 10/01/15 (Repurchase Amount $2,046,409, collateralized by various U.S. Government Securities, 1.500%-3.625%, Market Value plus accrued interest $2,087,329, due 11/30/19-02/15/44)	$2,046,401	0.2
2,046,401	Nomura Securities, Repurchase Agreement dated 09/30/15, 0.14%, due 10/01/15 (Repurchase Amount $2,046,409, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,087,329, due 11/15/15-07/20/65)	2,046,401	0.2
		8,616,408	0.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
6,307,571	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%††
	(Cost $6,307,571)	6,307,571	0.7

	Total Short-Term Investments (Cost $14,923,979)	14,923,979	1.6

	Total Investments in Securities (Cost $927,571,096)	$952,348,122	100.6
	Liabilities in Excess of Other Assets	(5,666,054)	(0.6)
	Net Assets	$946,682,068	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.

Cost for federal income tax purposes is $931,584,195.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$108,030,757
Gross Unrealized Depreciation	(87,266,830)

Net Unrealized Appreciation	$20,763,927

VY® FMR® Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$186,920,436	$1,883,805	$–	$188,804,241
Consumer Staples	20,919,354	776,015	–	21,695,369
Energy	28,995,287	–	–	28,995,287
Financials	177,700,996	4,116,138	–	181,817,134
Health Care	121,584,686	–	–	121,584,686
Industrials	141,153,647	956,658	–	142,110,305
Information Technology	220,020,285	1,013,081	–	221,033,366
Materials	23,820,750	–	–	23,820,750
Utilities	6,290,176	–	–	6,290,176
Total Common Stock	927,405,617	8,745,697	–	936,151,314
Preferred Stock	–	1,272,824	–	1,272,824
Warrants	–	5	–	5
Short-Term Investments	6,307,571	8,616,408	–	14,923,979
Total Investments, at fair value	$933,713,188	$18,634,934	$–	$952,348,122

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
VY® Franklin Income Portfolio	as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 57.7%
		Consumer Discretionary: 3.1%
500,000		Ford Motor Co.	$6,785,000	1.3
131,208		General Motors Co.	3,938,864	0.7
11,800		Las Vegas Sands Corp.	448,046	0.1
65,000		Target Corp.	5,112,900	1.0
			16,284,810	3.1

		Consumer Staples: 1.5%
50,000		Coca-Cola Co.	2,006,000	0.4
60,000		PepsiCo, Inc.	5,658,000	1.1
			7,664,000	1.5

		Energy: 8.7%
30,000		Anadarko Petroleum Corp.	1,811,700	0.4
200,000	@	BP PLC ADR	6,112,000	1.2
110,000		Chevron Corp.	8,676,800	1.7
70,000		Exxon Mobil Corp.	5,204,500	1.0
35,000		Halliburton Co.	1,237,250	0.2
293,400	@	Royal Dutch Shell PLC - Class A ADR	13,904,226	2.7
30,000		Schlumberger Ltd.	2,069,100	0.4
141,200		Spectra Energy Corp.	3,709,324	0.7
50,000	@,L	Total S.A. ADR	2,235,500	0.4
			44,960,400	8.7

		Financials: 3.0%
55,800		JPMorgan Chase & Co.	3,402,126	0.6
72,908		Metlife, Inc.	3,437,612	0.7
45,200	@,L	Royal Bank of Canada	2,499,294	0.5
50,000		US Bancorp	2,050,500	0.4
80,000		Wells Fargo & Co.	4,108,000	0.8
			15,497,532	3.0

		Health Care: 5.1%
50,000		AstraZeneca PLC	3,170,919	0.6
54,800		Johnson & Johnson	5,115,580	1.0
110,200		Merck & Co., Inc.	5,442,778	1.1
250,000		Pfizer, Inc.	7,852,500	1.5
100,000	@	Sanofi-Aventis SA ADR	4,747,000	0.9
			26,328,777	5.1

		Industrials: 6.9%
16,400		Boeing Co.	2,147,580	0.4
1,222	@	Ceva Holdings LLC	733,110	0.1
300,000		General Electric Co.	7,566,000	1.5
40,000		Lockheed Martin Corp.	8,292,400	1.6
30,500		Raytheon Co.	3,332,430	0.6
100,000		Republic Services, Inc.	4,120,000	0.8
40,000		United Technologies Corp.	3,559,600	0.7
121,000		Waste Management, Inc.	6,027,010	1.2
			35,778,130	6.9

		Information Technology: 5.3%
200,000		Cisco Systems, Inc.	5,250,000	1.0
660,400	@	First Data Holdings, Inc.	3,429,434	0.7
12,300	@	Freescale Semiconductor Holdings Ltd.	449,934	0.1
250,000		Intel Corp.	7,535,000	1.5
123,100		Microsoft Corp.	5,448,406	1.0
109,000		Texas Instruments, Inc.	5,397,680	1.0
			27,510,454	5.3

		Materials: 6.5%
50,000	@,L	Agrium, Inc.	4,475,000	0.9
40,000		BASF SE	3,059,352	0.6
300,000		BHP Billiton PLC	4,566,472	0.9
150,000		Dow Chemical Co.	6,360,000	1.2
100,000		Du Pont E I de Nemours & Co.	4,820,000	0.9
60,000		Mosaic Co.	1,866,600	0.4
250,000	@,L	Rio Tinto PLC ADR	8,455,000	1.6
			33,602,424	6.5

		Telecommunication Services: 2.8%
100,000		AT&T, Inc.	3,258,000	0.7
19,600		CenturyLink, Inc.	492,352	0.1
800,000		Telstra Corp., Ltd.	3,162,967	0.6
73,975		Verizon Communications, Inc.	3,218,652	0.6
46,025		Verizon Communications, Inc. - VZC	2,011,194	0.4
704,545		Vodafone Group PLC	2,222,188	0.4
			14,365,353	2.8

		Utilities: 14.8%
75,000		American Electric Power Co., Inc.	4,264,500	0.8
66,700		Dominion Resources, Inc.	4,694,346	0.9
144,965		Duke Energy Corp.	10,428,782	2.0
45,000	@	Dynegy, Inc.	930,150	0.2
135,000		Exelon Corp.	4,009,500	0.8
80,000		FirstEnergy Corp.	2,504,800	0.5
64,930		NextEra Energy, Inc.	6,333,922	1.2
150,000		Pacific Gas & Electric Co.	7,920,000	1.5
80,000		Pinnacle West Capital Corp.	5,131,200	1.0
160,200		PPL Corp.	5,268,978	1.0
140,000		Public Service Enterprise Group, Inc.	5,902,400	1.2
45,600		Sempra Energy	4,410,432	0.9
200,000		Southern Co.	8,940,000	1.7
160,000		Xcel Energy, Inc.	5,665,600	1.1
			76,404,610	14.8

	Total Common Stock (Cost $261,855,187)		298,396,490	57.7

PREFERRED STOCK: 5.5%
		Consumer Discretionary: 0.2%
10,000	@	Fiat Chrysler Automobiles NV	1,186,200	0.2

		Financials: 2.7%
4,300		Bank of America Corp.	4,631,100	0.9
50	P	Federal National Mortgage Association	826,050	0.1

PORTFOLIO OF INVESTMENTS
VY® Franklin Income Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
		Financials: (continued)
60,000		Felcor Lodging Trust, Inc.	$1,503,750	0.3
6,000		Wells Fargo & Co.	7,008,000	1.4
			13,968,900	2.7

		Health Care: 0.5%
2,500		Allergan PLC	2,358,650	0.5

		Industrials: 0.2%
41	@	Ceva Holdings Series A-1	33,825	0.0
1,748	@	Ceva Holdings Series A-2	1,048,698	0.2
			1,082,523	0.2

		Materials: 0.6%
100,000	L	Alcoa, Inc.	3,340,000	0.6

		Utilities: 1.3%
46,300		Dominion Resources, Inc./VA	2,296,943	0.4
17,000		Dominion Resources, Inc./VA - Series A	940,270	0.2
17,000		Dominion Resources, Inc./VA - Series B	951,660	0.2
50,000	@	NextEra Energy, Inc.	2,572,500	0.5
			6,761,373	1.3

	Total Preferred Stock (Cost $29,929,649)		28,697,646	5.5

EQUITY-LINKED SECURITIES: 5.1%
		Consumer Discretionary: 0.4%
70,000	#,@,Z	Deutshce Bank AG into General Motors Co., 8.000%	2,130,940	0.4

		Consumer Staples: 0.4%
63,000	#,@	Citigroup, Inc. into Whole Foods Market, Inc., 7.000%	2,009,700	0.4

		Energy: 0.8%
30,000	@,Z	Credit Suisse Group AG into Baker Hughes, Inc., 6.000%	1,545,900	0.3
40,000	@	JPMorgan Chase & Co. into Anadarko Petroleum Corp., 7.000%	2,481,600	0.5
			4,027,500	0.8

		Financials: 0.9%
287,000	@	Goldman Sachs & Co. into Bank of America Corp., 6.000%	4,454,240	0.9

		Industrials: 0.6%
125,000	#,@	Goldman Sachs & Co. into General Electric Co., 5.500%	3,096,375	0.6

		Information Technology: 2.0%
55,000	#,@	Citigroup, Inc. into Apple, Inc., 7.000%	6,109,950	1.2
145,000	@	Merrill Lynch into Intel Corp., 6.500%	4,364,500	0.8
			10,474,450	2.0

	Total Equity-Linked Securities (Cost $30,319,695)		26,193,205	5.1

WARRANTS: 0.0%
		Utilities: 0.0%
21,595	@	Dynegy, Inc.	24,834	0.0

	Total Warrants (Cost $498,071)		24,834	0.0

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 26.9%
			Basic Materials: 1.7%
	862,000	#,L	First Quantum Minerals Ltd., 6.750%, 02/15/20	581,850	0.1
	862,000	#,L	First Quantum Minerals Ltd., 7.000%, 02/15/21	562,455	0.1
	5,000,000	#,L	FMG Resources August 2006 Pty Ltd., 9.750%, 03/01/22	4,668,750	0.9
EUR	2,500,000	#	Kerling PLC, 10.625%, 02/01/17	2,826,464	0.6
				8,639,519	1.7

			Communications: 6.3%
	2,200,000	#	Altice SA, 7.625%, 02/15/25	1,933,250	0.4
	700,000	#	Altice SA, 7.750%, 05/15/22	638,750	0.1
	7,617,472		Clear Channel Communications, Inc., 6.944%, 01/30/19	6,341,545	1.2
	1,485,057		Clear Channel Communications, Inc., 7.694%, 07/30/19	1,245,592	0.2
	1,853,000		Clear Channel Communications, Inc., 9.000%, 12/15/19	1,591,264	0.3
	1,500,000	#	CommScope, Inc., 5.000%, 06/15/21	1,471,875	0.3
	1,500,000		Frontier Communications Corp., 9.250%, 07/01/21	1,450,140	0.3
	2,000,000		Intelsat Jackson Holdings SA, 5.500%, 08/01/23	1,655,000	0.3
	1,800,000	#	Neptune Finco Corp., 10.875%, 10/15/25	1,822,500	0.4
	2,400,000	#	Sirius XM Radio, Inc., 6.000%, 07/15/24	2,418,000	0.5
	4,700,000		Sprint Nextel Corp., 7.875%, 09/15/23	3,815,812	0.7
	2,500,000		T-Mobile USA, Inc., 6.731%, 04/28/22	2,500,000	0.5

PORTFOLIO OF INVESTMENTS
VY® Franklin Income Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
4,000,000	#	Univision Communications, Inc., 5.125%, 05/15/23	$3,820,000	0.7
2,000,000	#	Virgin Media Secured Finance PLC, 5.500%, 01/15/25	1,945,000	0.4
			32,648,728	6.3

		Consumer, Cyclical: 1.3%
1,500,000	#	Algeco Scotsman Global Finance Plc, 8.500%, 10/15/18	1,320,300	0.3
2,000,000		Dollar General Corp., 3.250%, 04/15/23	1,909,696	0.4
2,500,000		KB Home, 7.500%, 09/15/22	2,556,250	0.5
760,128		Navistar International Corp., 6.500%, 08/07/20	743,025	0.1
			6,529,271	1.3

		Consumer, Non-cyclical: 2.5%
1,000,000		CHS/Community Health Systems, Inc., 6.875%, 02/01/22	1,023,710	0.2
1,000,000		Cott Beverages, Inc., 5.375%, 07/01/22	971,240	0.2
2,000,000		HCA, Inc., 5.875%, 05/01/23	2,080,000	0.4
3,200,000		HCA, Inc., 7.500%, 02/15/22	3,624,000	0.7
2,300,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	2,384,813	0.5
1,700,000	#	VRX Escrow Corp., 5.875%, 05/15/23	1,634,125	0.3
1,300,000	#	VRX Escrow Corp., 6.125%, 04/15/25	1,248,520	0.2
			12,966,408	2.5

		Diversified: 0.4%
600,000	#	Stena AB, 7.000%, 02/01/24	534,000	0.1
1,500,000	#	Stena International SA, 5.750%, 03/01/24	1,357,500	0.3
			1,891,500	0.4

		Energy: 3.6%
1,100,000		Antero Resources Corp., 5.375%, 11/01/21	973,500	0.2
1,000,000	L	Bill Barrett Corp., 7.000%, 10/15/22	655,000	0.1
2,000,000	L	Bill Barrett Corp., 7.625%, 10/01/19	1,450,000	0.3
3,400,000	L	California Resources Corp., 6.000%, 11/15/24	2,052,750	0.4
4,500,000	L	Chesapeake Energy Corp., 5.750%, 03/15/23	2,957,342	0.6
1,500,000		Denbury Resources, Inc., 5.500%, 05/01/22	896,250	0.2
1,500,000	L	Energy XXI Gulf Coast, Inc., 9.250%, 12/15/17	322,500	0.0
1,800,000	#	Energy XXI Gulf Coast, Inc., 11.000%, 03/15/20	855,000	0.2
2,500,000		Fieldwood Energy - Term Loan 2L, 8.375%, 09/30/20	722,918	0.1
1,300,000	#,L	Halcon Resources Corp., 13.000%, 02/15/22	840,125	0.2
1,600,000	#	Kinder Morgan, Inc./DE, 5.625%, 11/15/23	1,571,814	0.3
2,000,000		Linn Energy, LLC/Linn Energy Finance Corp., 8.625%, 04/15/20	545,000	0.1
2,400,000	#,L	Peabody Energy Corp., 10.000%, 03/15/22	915,000	0.2
2,800,000	L	Sanchez Energy Corp., 7.750%, 06/15/21	2,086,000	0.4
1,000,000		SandRidge Energy, Inc., 8.125%, 10/15/22	220,000	0.0
1,000,000		Stone Energy Corp., 7.500%, 11/15/22	625,000	0.1
2,000,000		W&T Offshore, Inc., 8.500%, 06/15/19	900,000	0.2
			18,588,199	3.6

		Financial: 3.6%
2,000,000		Bank of America Corp., 6.100%, 12/29/49	1,947,500	0.4
1,500,000		Bank of America Corp., 8.125%, 12/29/49	1,569,375	0.3
6,000,000		Citigroup, Inc., 6.300%, 12/29/49	5,780,400	1.1
2,000,000		JPMorgan Chase & Co., 5.000%, 12/29/49	1,947,500	0.4
2,000,000		JPMorgan Chase & Co., 5.150%, 05/29/49	1,890,640	0.3
1,500,000		Morgan Stanley, 5.550%, 12/29/49	1,479,375	0.3
2,500,000	#	OneMain Financial Holdings, Inc., 6.750%, 12/15/19	2,593,750	0.5
1,600,000		Wells Fargo & Co., 5.900%, 12/29/49	1,604,000	0.3
			18,812,540	3.6

		Industrial: 1.4%
600,000	#,L	Abengoa Finance SAU, 8.875%, 11/01/17	282,000	0.1
1,600,000	#	Bombardier, Inc., 7.500%, 03/15/25	1,208,000	0.2
2,000,000	#	BWAY Holding Co., 9.125%, 08/15/21	1,940,000	0.4
1,500,000	#	Cemex SAB de CV, 7.250%, 01/15/21	1,500,000	0.3
1,300,000		TransDigm, Inc., 6.500%, 07/15/24	1,228,305	0.2
1,300,000		TransDigm, Inc., 6.000%, 07/15/22	1,218,750	0.2
			7,377,055	1.4

		Technology: 3.1%
2,500,000	#	BMC Software Finance, Inc., 8.125%, 07/15/21	2,029,687	0.4

PORTFOLIO OF INVESTMENTS
VY® Franklin Income Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
3,276,964		First Data Corp. - Term Loan B-3, 3.696%, 03/24/18	$3,266,723	0.6
6,179,000	#	First Data Corp., 8.250%, 01/15/21	6,433,884	1.2
3,187,000	#,&	First Data Corp., 8.750%, 01/15/22	3,338,382	0.7
1,120,428		SRA International, Inc. - Term Loan B, 6.500%, 07/20/18	1,124,630	0.2
			16,193,306	3.1

		Utilities: 3.0%
3,500,000		Calpine Corp., 5.750%, 01/15/25	3,285,625	0.6
5,000,000		Dynegy, Inc., 7.375%, 11/01/22	5,062,500	1.0
5,000,000	#	InterGen NV, 7.000%, 06/30/23	4,275,000	0.8
3,000,000		NGL Energy Partners L.P. / NGL Energy Finance Corp., 6.875%, 10/15/21	2,835,000	0.6
			15,458,125	3.0

	Total Corporate Bonds/Notes (Cost $159,129,682)		139,104,651	26.9

	Total Long-Term Investments (Cost $481,732,284)		492,416,826	95.2

SHORT-TERM INVESTMENTS: 5.5%
		U.S. Government Agency Obligations: 1.6%
7,500,000		Federal Home Loan Bank Discount Notes, 0.070%, 10/01/15	7,500,000	1.4
1,000,000	Z	Freddie Mac, 0.070%, 10/01/15	1,000,000	0.2
			8,500,000	1.6

		Securities Lending Collateralcc: 3.9%
4,797,336		Barclays Capital, Inc., Repurchase Agreement dated 09/30/15, 0.10%, due 10/01/15 (Repurchase Amount $4,797,349, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $4,893,283, due 10/15/15-08/15/45)	4,797,336	0.9
3,968,061		Daiwa Capital Markets, Repurchase Agreement dated 09/30/15, 0.20%, due 10/01/15 (Repurchase Amount $3,968,083, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $4,047,422, due 10/01/15-09/09/49)	3,968,061	0.8
4,797,336		Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/15, 0.15%, due 10/01/15 (Repurchase Amount $4,797,356, collateralized by various U.S. Government Securities, 1.500%-3.625%, Market Value plus accrued interest $4,893,283, due 11/30/19-02/15/44)	4,797,336	0.9
4,797,336		Nomura Securities, Repurchase Agreement dated 09/30/15, 0.14%, due 10/01/15 (Repurchase Amount $4,797,354, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $4,893,283, due 11/15/15-07/20/65)	4,797,336	0.9
1,838,966		State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/15, 0.17%, due 10/01/15 (Repurchase Amount $1,838,975, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,876,471, due 01/15/17-02/15/42)	1,838,966	0.4
			20,199,035	3.9

	Total Short-Term Investments (Cost $28,699,035)		28,699,035	5.5

PORTFOLIO OF INVESTMENTS
VY® Franklin Income Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Total Investments in Securities (Cost $510,431,319)	$521,115,861	100.7
Liabilities in Excess of Other Assets	(3,561,985)	(0.7)
Net Assets	$517,553,876	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
&	Payment-in-kind
ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

EUR	EU Euro

Cost for federal income tax purposes is $510,939,258.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$72,636,649
Gross Unrealized Depreciation	(62,460,046)

Net Unrealized Appreciation	$10,176,603

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$16,284,810	$–	$–	$16,284,810
Consumer Staples	7,664,000	–	–	7,664,000
Energy	44,960,400	–	–	44,960,400
Financials	15,497,532	–	–	15,497,532
Health Care	23,157,858	3,170,919	–	26,328,777
Industrials	35,045,020	–	733,110	35,778,130
Information Technology	24,081,020	–	3,429,434	27,510,454
Materials	25,976,600	7,625,824	–	33,602,424
Telecommunication Services	6,969,004	7,396,349	–	14,365,353
Utilities	76,404,610	–	–	76,404,610
Total Common Stock	276,040,854	18,193,092	4,162,544	298,396,490
Preferred Stock	20,654,223	6,960,900	1,082,523	28,697,646
Equity-Linked Securities	6,109,950	20,083,255	–	26,193,205
Warrants	24,834	–	–	24,834
Corporate Bonds/Notes	–	139,104,651	–	139,104,651
Short-Term Investments	–	28,699,035	–	28,699,035
Total Investments, at fair value	$302,829,861	$213,040,933	$5,245,067	$521,115,861

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
VY® Franklin Income Portfolio	as of September 30, 2015 (Unaudited) (Continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolios's assets and liabilities during the period ended September 30, 2015:

	Beginning Balance			Accrued Discounts/	Total Realized	*Net Change in Unrealized Appreciation/	Transfers Into	Transfers Out of	**Ending Balance
	12/31/2004	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2015
Asset Table
Investments, at fair value
Common Stock**	$2,807,558	$-	$-	$-	$-	$621,876	$-	$-	$3,429,434
Common Stock***	946,934	-	-		-	(213,824)	-	-	733,110
Preferred Stock***	1,395,568	-	-	-	-	(313,045)	-	-	1,082,523
Total Investments, at value	$5,150,060	$-	$-	$-	$-	$95,007	$-	$-	$5,245,067

* As of September 30, 2015  total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $95,007.

** The Portfolio's investments that are categorized as Level 3 were valued utilizing an enterprise value to EBITDA multiple model using market comparables.

*** The Portfolio’s investments that are categorized as Level 3 were valued utilizing a single broker quote without adjustment. Such valuations are based on significant unobservable inputs. A significant change in third party information could result in a significantly lower or higher fair value in such Level 3 investments.

PORTFOLIO OF INVESTMENTS
VY® Invesco Growth and Income Portfolio	as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.2%
		Consumer Discretionary: 9.1%
220,663	@	Carnival Corp.	$10,966,951	2.1
29,556		CBS Corp. - Class B	1,179,284	0.2
127,867		Comcast Corp. – Class A	7,273,075	1.4
137,136		General Motors Co.	4,116,823	0.8
132,891		Target Corp.	10,453,206	2.0
109,856	@	Thomson Reuters Corp.	4,415,643	0.9
27,916		Time Warner Cable, Inc.	5,007,293	1.0
25,862		Time Warner, Inc.	1,778,013	0.3
43,352		Viacom, Inc. Class B	1,870,639	0.4
			47,060,927	9.1

		Consumer Staples: 7.4%
147,625		Archer-Daniels-Midland Co.	6,119,056	1.2
157,687		Mondelez International, Inc.	6,602,354	1.3
86,436		Philip Morris International, Inc.	6,856,968	1.3
88,302		Procter & Gamble Co.	6,352,446	1.2
101,565		Sysco Corp.	3,957,988	0.8
130,864		Wal-Mart Stores, Inc.	8,485,222	1.6
			38,374,034	7.4

		Energy: 10.1%
53,608		Anadarko Petroleum Corp.	3,237,387	0.6
173,798		Apache Corp.	6,805,930	1.3
118,784		Baker Hughes, Inc.	6,181,519	1.2
252,440	@	Canadian Natural Resources Ltd.	4,916,385	1.0
62,392		Exxon Mobil Corp.	4,638,845	0.9
85,166		Occidental Petroleum Corp.	5,633,731	1.1
446,191		Royal Dutch Shell PLC - Class A	10,533,216	2.1
141,615	L	Total S.A.	6,370,284	1.2
457,013	@	Weatherford International PLC	3,875,470	0.7
			52,192,767	10.1

		Financials: 29.4%
60,794	@	Aon PLC	5,386,956	1.0
891,920		Bank of America Corp.	13,896,114	2.7
126,030		BB&T Corp.	4,486,668	0.9
196,664		Charles Schwab Corp.	5,616,724	1.1
473,869		Citigroup, Inc.	23,508,641	4.5
317,795		Citizens Financial Group, Inc.	7,582,589	1.5
39,195		CME Group, Inc.	3,634,944	0.7
129,147		Comerica, Inc.	5,307,942	1.0
286,326		Fifth Third Bancorp	5,414,425	1.0
239,165		First Horizon National Corp.	3,391,360	0.7
32,480		Goldman Sachs Group, Inc.	5,643,725	1.1
382,849		JPMorgan Chase & Co.	23,342,303	4.5
105,394		Marsh & McLennan Cos., Inc.	5,503,675	1.1
393,294		Morgan Stanley	12,388,761	2.4
83,414		Northern Trust Corp.	5,685,498	1.1
110,459		PNC Financial Services Group, Inc.	9,852,943	1.9
109,553		State Street Corp.	7,363,057	1.4
107,617	@	Willis Group Holdings PLC	4,409,068	0.8
			152,415,393	29.4

		Health Care: 13.9%
33,603		Amgen, Inc.	4,647,967	0.9
34,704		Anthem, Inc.	4,858,560	0.9
72,913		Baxalta, Inc.	2,297,489	0.5
116,550		Baxter International, Inc.	3,828,667	0.8
73,346		Eli Lilly & Co.	6,138,327	1.2
52,315		Express Scripts Holding Co.	4,235,422	0.8
97,715		Medtronic PLC	6,541,042	1.3
178,304		Merck & Co., Inc.	8,806,435	1.7
90,542		Novartis AG	8,321,886	1.6
187,321		Pfizer, Inc.	5,883,753	1.1
59,861		Sanofi	5,698,804	1.1
110,622	@	Teva Pharmaceutical Industries Ltd. ADR	6,245,718	1.2
36,441		UnitedHealth Group, Inc.	4,227,520	0.8
			71,731,590	13.9

		Industrials: 8.0%
53,489		Caterpillar, Inc.	3,496,041	0.7
182,042		CSX Corp.	4,896,930	0.9
48,129		General Dynamics Corp.	6,639,396	1.3
652,284		General Electric Co.	16,450,602	3.2
83,216	@	Ingersoll-Rand PLC - Class A	4,224,876	0.8
161,845	@	Tyco International Plc	5,415,334	1.1
			41,123,179	8.0

		Information Technology: 13.8%
56,874		Adobe Systems, Inc.	4,676,180	0.9
124,869	@	Amdocs Ltd.	7,102,549	1.4
302,702		Applied Materials, Inc.	4,446,692	0.9
308,381		Cisco Systems, Inc.	8,095,001	1.6
64,429		Citrix Systems, Inc.	4,463,641	0.9
252,082		Corning, Inc.	4,315,644	0.8
202,894		eBay, Inc.	4,958,729	0.9
210,226		Intel Corp.	6,336,212	1.2
222,086		Juniper Networks, Inc.	5,709,831	1.1
133,538		Microsoft Corp.	5,910,392	1.1
133,595		NetApp, Inc.	3,954,412	0.8
161,886	@	PayPal Holdings, Inc.	5,024,941	1.0
328,831		Symantec Corp.	6,402,340	1.2
			71,396,564	13.8

		Materials: 0.6%
99,184		Mosaic Co.	3,085,614	0.6

		Telecommunication Services: 2.6%
88,758		Orange SA	1,345,513	0.2
397,055		Koninklijke KPN NV	1,489,127	0.3
829,194	L	Telecom Italia S.p.A. - TIT	1,021,843	0.2
69,996		Telefonica S.A.	849,195	0.2

Vy® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Telecommunication Services: (continued)
90,309		Verizon Communications, Inc.	$3,929,344	0.7
158,239	@	Vodafone Group PLC ADR	5,022,506	1.0
			13,657,528	2.6

		Utilities: 1.3%
88,179		FirstEnergy Corp.	2,760,885	0.5
75,929		Pacific Gas & Electric Co.	4,009,051	0.8
			6,769,936	1.3

	Total Common Stock (Cost $428,679,201)		497,807,532	96.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.8%
	Securities Lending Collateralcc: 1.5%
1,785,651	Barclays Capital, Inc., Repurchase Agreement dated 09/30/15, 0.10%, due 10/01/15 (Repurchase Amount $1,785,656, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $1,821,364, due 10/15/15-08/15/45)	1,785,651	0.4
375,905	Daiwa Capital Markets, Repurchase Agreement dated 09/30/15, 0.20%, due 10/01/15 (Repurchase Amount $375,907, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $383,423, due 10/01/15-09/09/49)	375,905	0.1
1,785,651	HSBC Securities USA, Repurchase Agreement dated 09/30/15, 0.10%, due 10/01/15 (Repurchase Amount $1,785,656, collateralized by various U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $1,821,365, due 11/15/15-07/15/37)	1,785,651	0.3
1,785,651	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/15, 0.15%, due 10/01/15 (Repurchase Amount $1,785,658, collateralized by various U.S. Government Securities, 1.500%-3.625%, Market Value plus accrued interest $1,821,364, due 11/30/19-02/15/44)	1,785,651	0.4
1,785,651	Nomura Securities, Repurchase Agreement dated 09/30/15, 0.14%, due 10/01/15 (Repurchase Amount $1,785,658, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,821,364, due 11/15/15-07/20/65)	1,785,651	0.3
		7,518,509	1.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.3%
17,334,306	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%††
	(Cost $17,334,306)	17,334,306	3.3

	Total Short-Term Investments (Cost $24,852,815)	24,852,815	4.8

	Total Investments in Securities (Cost $453,532,016)	$522,660,347	101.0
	Liabilities in Excess of Other Assets	(4,973,511)	(1.0)
	Net Assets	$517,686,836	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.

Vy® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Cost for federal income tax purposes is $455,011,452.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$102,271,792
Gross Unrealized Depreciation	(34,622,897)

Net Unrealized Appreciation	$67,648,895

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$47,060,927	$–	$–	$47,060,927
Consumer Staples	38,374,034	–	–	38,374,034
Energy	35,289,267	16,903,500	–	52,192,767
Financials	152,415,393	–	–	152,415,393
Health Care	57,710,900	14,020,690	–	71,731,590
Industrials	41,123,179	–	–	41,123,179
Information Technology	71,396,564	–	–	71,396,564
Materials	3,085,614	–	–	3,085,614
Telecommunication Services	8,951,850	4,705,678	–	13,657,528
Utilities	6,769,936	–	–	6,769,936
Total Common Stock	462,177,664	35,629,868	–	497,807,532
Short-Term Investments	17,334,306	7,518,509	–	24,852,815
Total Investments, at fair value	$479,511,970	$43,148,377	$–	$522,660,347
Other Financial Instruments+
Forward Foreign Currency Contracts	–	992,746	–	992,746
Total Assets	$479,511,970	$44,141,123	$–	$523,653,093
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(64,858)	$–	$(64,858)
Total Liabilities	$–	$(64,858)	$–	$(64,858)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2015, the following forward foreign currency contracts were outstanding for VY® Invesco Growth and Income Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

The Bank of New York	Israeli New Shekel	10,632,175	Sell	10/02/15	$2,703,290	$2,710,250	$(6,960)
The Bank of New York	Canadian Dollar	4,625,210	Sell	10/02/15	3,473,279	3,465,874	7,405
The Bank of New York	British Pound	4,095,183	Sell	10/02/15	6,369,914	6,194,967	174,947
The Bank of New York	Swiss Franc	3,522,673	Sell	10/02/15	3,723,953	3,614,481	109,472
The Bank of New York	EU Euro	5,826,594	Sell	10/02/15	6,645,551	6,510,670	134,881

Vy® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
The Bank of New York	Israeli New Shekel	9,291,694	Sell	11/06/15	$2,365,382	$2,369,397	$(4,015)
The Bank of New York	Canadian Dollar	4,564,420	Sell	11/06/15	3,400,042	3,419,712	(19,670)
The Bank of New York	Swiss Franc	3,015,045	Sell	11/06/15	3,108,326	3,097,384	10,942
The Bank of New York	EU Euro	5,527,187	Sell	11/06/15	6,228,919	6,179,449	49,470
The Bank of New York	British Pound	3,741,099	Sell	11/06/15	5,668,962	5,658,401	10,561
State Street	Israeli New Shekel	10,632,180	Sell	10/02/15	2,701,608	2,710,251	(8,643)
State Street	British Pound	4,095,173	Sell	10/02/15	6,371,544	6,194,952	176,592
State Street	Canadian Dollar	4,625,226	Sell	10/02/15	3,472,765	3,465,887	6,878
State Street	Swiss Franc	3,522,690	Sell	10/02/15	3,725,507	3,614,499	111,008
State Street	EU Euro	5,826,628	Sell	10/02/15	6,641,540	6,510,708	130,832
State Street	Israeli New Shekel	9,291,712	Sell	11/06/15	2,363,831	2,369,402	(5,571)
State Street	Canadian Dollar	4,564,444	Sell	11/06/15	3,399,730	3,419,729	(19,999)
State Street	Swiss Franc	3,015,053	Sell	11/06/15	3,108,302	3,097,393	10,909
State Street	British Pound	3,741,120	Sell	11/06/15	5,669,967	5,658,433	11,534
State Street	EU Euro	5,527,203	Sell	11/06/15	6,226,781	6,179,466	47,315
							$927,888

Vy® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2015 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$992,746
Total Asset Derivatives		$992,746

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$64,858
Total Liability Derivatives		$64,858

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2015:

	State Street	The Bank of New York	Totals
Assets:
Forward foreign currency contracts	$495,068	$497,678	$992,746
Total Assets	$495,068	$497,678	$992,746

Liabilities:
Forward foreign currency contracts	$34,213	$30,645	$64,858
Total Liabilities	$34,213	$30,645	$64,858

Net OTC derivative instruments by counterparty, at fair value	$460,855	$467,033	$927,888

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$460,855	$467,033	$927,888

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.3%
		Australia: 1.3%
1,204,806		Oil Search Ltd.	$6,117,322	1.3

		Brazil: 6.4%
986,355	@	Ambev SA ADR	4,833,139	1.0
872,560		BB Seguridade Participacoes SA	5,434,104	1.1
1,424,790		CCR SA	4,370,147	0.9
380,647		Cielo SA	3,539,071	0.7
1,053,550		Lojas Renner SA	4,926,931	1.0
318,000		Marcopolo SA	125,131	0.0
365,830		Ultrapar Participacoes SA	6,144,689	1.3
416,676		Weg S.A.	1,625,925	0.4
			30,999,137	6.4

		China: 9.8%
37,220	@	Alibaba Group Holding Ltd. ADR	2,194,863	0.5
39,370	@	Baidu, Inc. ADR	5,409,832	1.1
1,606,571		Chongqing Changan Automobile Co. Ltd.	2,714,490	0.6
3,708,000		CNOOC Ltd.	3,817,860	0.8
7,225,000		Geely Automobile Holdings Ltd.	3,463,059	0.7
244,290	@	JD.com, Inc. ADR	6,366,197	1.3
4,697,500	L	Sun Art Retail Group Ltd.	3,612,959	0.7
734,200		Tencent Holdings Ltd.	12,376,109	2.6
482,000		Tsingtao Brewery Co., Ltd.	2,120,055	0.4
318,417	@,L	Vipshop Holdings Ltd. ADR	5,349,406	1.1
			47,424,830	9.8

		Hong Kong: 4.5%
3,296,000		AIA Group Ltd.	17,141,673	3.5
99,000	@	Jardine Matheson Holdings Ltd.	4,656,465	1.0
			21,798,138	4.5

		India: 20.7%
92,426		ACC Ltd.	1,901,395	0.4
576,094		Ambuja Cements Ltd.	1,810,029	0.4
375,770		Asian Paints Ltd.	4,825,809	1.0
27,200		HDFC Bank Ltd.	444,341	0.1
269,870	@	HDFC Bank Ltd. ADR	16,486,358	3.4
874,145		Housing Development Finance Corp.	16,195,734	3.4
521,786	@	Infosys Ltd. ADR	9,960,895	2.1
2,156,310		ITC Ltd.	10,812,308	2.2
441,700		Kotak Mahindra Bank Ltd.	4,372,079	0.9
244,970		Lupin Ltd.	7,605,411	1.6
263,080		Mahindra & Mahindra Ltd.	5,081,535	1.0
438,796		Tata Consultancy Services Ltd.	17,345,318	3.6
136,733	@	Tata Motors Ltd. ADR	3,076,493	0.6
			99,917,705	20.7

		Indonesia: 3.2%
14,237,900		Astra International Tbk PT	5,099,846	1.0
5,377,000		Bank Central Asia Tbk PT	4,514,404	0.9
10,288,700		Bank Rakyat Indonesia	6,091,898	1.3
			15,706,148	3.2

		Macau: 1.4%
2,240,800		Sands China Ltd.	6,806,342	1.4

		Mexico: 1.7%
2,386,000		Fibra Uno Administracion SA de CV	4,927,285	1.0
853,240	L	Infraestructura Energetica Nova SAB de CV	3,492,727	0.7
			8,420,012	1.7

		Panama: 0.6%
70,940	@,L	Copa Holdings S.A.	2,974,514	0.6

		Peru: 0.9%
42,320	@	Credicorp Ltd.	4,501,155	0.9

		Russia: 6.1%
349,600	@	Globaltrans Investment PLC GDR	1,404,545	0.3
216,000	@	Lukoil PJSC ADR	7,356,960	1.5
21,530		Magnit OAO	3,829,587	0.8
145,430	@	Magnit PJSC GDR	6,956,780	1.5
141,875	@	Mail.ru Group Ltd. GDR	2,473,027	0.5
5,487,556		Sberbank	6,345,607	1.3
202,530	@	Sberbank of Russia ADR	996,447	0.2
			29,362,953	6.1

		South Africa: 17.1%
259,920		Aspen Pharmacare Holdings Ltd.	5,530,458	1.1
469,188		Bidvest Group Ltd.	11,073,073	2.3
107,161		Capitec Bank Holdings Ltd.	3,878,365	0.8
1,676,980		FirstRand Ltd.	5,959,149	1.2
69,260		Imperial Holdings Ltd.	849,205	0.2
2,788,940		Life Healthcare Group Holdings Ltd.	7,174,456	1.5
303,500		Mr Price Group Ltd.	4,236,720	0.9
632,042		MTN Group Ltd.	8,127,618	1.7
40,350		Naspers Ltd.	5,056,952	1.0
545,634		Remgro Ltd.	9,951,684	2.1
1,254,270		Sanlam Ltd.	5,424,057	1.1
498,179	L	Shoprite Holdings Ltd.	5,657,758	1.2
1,382,830		Woolworths Holdings Ltd./South Africa	9,678,100	2.0
			82,597,595	17.1

		South Korea: 4.0%
46,777		Hyundai Motor Co.	6,500,141	1.4
150,730		Kia Motors Corp.	6,832,774	1.4

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: (continued)
6,001		Samsung Electronics Co., Ltd.	$5,757,683	1.2
			19,090,598	4.0

		Taiwan: 8.3%
1,529,200		Delta Electronics, Inc.	7,212,868	1.5
470,000		MediaTek, Inc.	3,497,560	0.7
1,145,000		President Chain Store Corp.	7,141,001	1.5
872,530	@,L	Siliconware Precision Industries Co. ADR ADR	5,483,851	1.1
1,500,223		Taiwan Semiconductor Manufacturing Co., Ltd.	6,012,410	1.2
530,021	@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	10,997,936	2.3
			40,345,626	8.3

		Thailand: 4.7%
1,021,800	L	Advanced Info Service PCL	6,372,936	1.3
1,291,900		Kasikornbank PCL	6,102,369	1.3
382,000		Siam Cement PCL	4,889,415	1.0
1,459,200	L	Siam Commercial Bank PCL	5,400,696	1.1
			22,765,416	4.7

		Turkey: 2.4%
220,530		Ford Otomotiv Sanayi A/S	2,356,662	0.5
1,290,155		KOC Holding AS	5,036,985	1.0
1,839,914		Turkiye Garanti Bankasi A/S	4,281,826	0.9
			11,675,473	2.4

		United Kingdom: 2.0%
197,690		Anglo American PLC	1,651,321	0.4
138,170		SABMiller PLC	7,824,242	1.6
			9,475,563	2.0

		United States: 1.2%
87,970	@	Luxoft Holding, Inc.	5,567,621	1.2

	Total Common Stock (Cost $506,199,908)		465,546,148	96.3

PREFERRED STOCK: 1.4%
		Brazil: 1.4%
969,496		Itau Unibanco Holding S.A.	6,438,852	1.3
1,154,320		Marcopolo SA	465,863	0.1

	Total Preferred Stock (Cost $14,438,392)		6,904,715	1.4

	Total Long-Term Investments (Cost $520,638,300)		472,450,863	97.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.4%
	Securities Lending Collateralcc: 3.4%
3,854,056	Barclays Capital, Inc., Repurchase Agreement dated 09/30/15, 0.10%, due 10/01/15 (Repurchase Amount $3,854,067, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $3,931,137, due 10/15/15-08/15/45)	$3,854,056	0.8
3,188,029	Daiwa Capital Markets, Repurchase Agreement dated 09/30/15, 0.20%, due 10/01/15 (Repurchase Amount $3,188,046, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $3,251,790, due 10/01/15-09/09/49)	3,188,029	0.7
3,854,056	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/15, 0.15%, due 10/01/15 (Repurchase Amount $3,854,072, collateralized by various U.S. Government Securities, 1.500%-3.625%, Market Value plus accrued interest $3,931,137, due 11/30/19-02/15/44)	3,854,056	0.8
3,854,056	Nomura Securities, Repurchase Agreement dated 09/30/15, 0.14%, due 10/01/15 (Repurchase Amount $3,854,071, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $3,931,137, due 11/15/15-07/20/65)	3,854,056	0.8

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
1,477,364	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/15, 0.17%, due 10/01/15 (Repurchase Amount $1,477,371, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,507,494, due 01/15/17-02/15/42)	$1,477,364	0.3
		16,227,561	3.4

	Total Short-Term Investments (Cost $16,227,561)	16,227,561	3.4

	Total Investments in Securities (Cost $536,865,861)	$488,678,424	101.1
	Liabilities in Excess of Other Assets	(5,504,394)	(1.1)
	Net Assets	$483,174,030	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.

Cost for federal income tax purposes is $537,626,330.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$59,475,912
Gross Unrealized Depreciation	(108,423,818)

Net Unrealized Depreciation	$(48,947,906)

Sector Diversification	Percentage of Net Assets
Financials	27.8%
Information Technology	20.3
Consumer Discretionary	16.1
Consumer Staples	10.9
Industrials	6.6
Energy	4.9
Health Care	4.2
Materials	3.2
Telecommunication Services	3.0
Utilities	0.7
Short-Term Investments	3.4
Liabilities in Excess of Other Assets	(1.1)
Net Assets	100.0%

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$6,117,322	$–	$6,117,322
Brazil	30,999,137	–	–	30,999,137
China	19,320,298	28,104,532	–	47,424,830
Hong Kong	4,656,465	17,141,673	–	21,798,138
India	29,523,746	70,393,959	–	99,917,705
Indonesia	–	15,706,148	–	15,706,148
Macau	–	6,806,342	–	6,806,342
Mexico	8,420,012	–	–	8,420,012
Panama	2,974,514	–	–	2,974,514
Peru	4,501,155	–	–	4,501,155
Russia	8,353,407	21,009,546	–	29,362,953
South Africa	–	82,597,595	–	82,597,595
South Korea	–	19,090,598	–	19,090,598
Taiwan	16,481,787	23,863,839	–	40,345,626
Thailand	–	22,765,416	–	22,765,416
Turkey	–	11,675,473	–	11,675,473
United Kingdom	–	9,475,563	–	9,475,563
United States	5,567,621	–	–	5,567,621
Total Common Stock	130,798,142	334,748,006	–	465,546,148
Preferred Stock	6,904,715	–	–	6,904,715
Short-Term Investments	–	16,227,561	–	16,227,561
Total Investments, at fair value	$137,702,857	$350,975,567	$–	$488,678,424

(1)	For the period ended September 30, 2015, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At September 30, 2015, securities valued at $23,874,644 were transferred from Level 1 to Level 2 within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
VY® JPMorgan Small Cap Core Equity Portfolio	as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.2%
		Consumer Discretionary: 16.1%
163,077		American Eagle Outfitters	$2,548,894	0.4
70,470	@	Ascent Capital Group, Inc.	1,929,469	0.3
21,820	@	Barnes & Noble Education, Inc.	277,332	0.0
34,400		Barnes & Noble, Inc.	416,584	0.1
35,700		Bloomin Brands, Inc.	649,026	0.1
2,400	@,L	Bojangles', Inc.	40,560	0.0
136,206		Brinker International, Inc.	7,173,970	1.0
59,269		Brunswick Corp.	2,838,392	0.4
49,500		Caleres, Inc.	1,511,235	0.2
4,300		Capella Education Co.	212,936	0.0
44,200		Carrols Restaurant Group, Inc.	525,980	0.1
31,900		Cato Corp.	1,085,557	0.2
227,945		Chico's FAS, Inc.	3,585,575	0.5
41,500		Childrens Place Retail Stores, Inc.	2,393,305	0.3
116,063		Cinemark Holdings, Inc.	3,770,887	0.5
21,400		Citi Trends, Inc.	500,332	0.1
96,500		Cooper Tire & Rubber Co.	3,812,715	0.5
335,725		CROCS, Inc.	4,339,246	0.6
177,597		Dana Holding Corp.	2,820,240	0.4
7,300	@	Dave & Buster's Entertainment, Inc.	276,159	0.0
48,395		Drew Industries, Inc.	2,642,851	0.4
318,318		EW Scripps Co.	5,624,679	0.8
95,600		Express, Inc.	1,708,372	0.2
3,600	@,L	Fogo De Chao, Inc.	56,160	0.0
27,300		G-III Apparel Group Ltd.	1,683,318	0.2
140,600		Gray Television, Inc.	1,794,056	0.3
43,900	@	Helen of Troy Ltd.	3,920,270	0.6
8,640	@	Horizon Global Corp.	76,205	0.0
82,765		Iconix Brand Group, Inc.	1,118,983	0.2
43,900		Isle of Capri Casinos, Inc.	765,616	0.1
28,100		Jack in the Box, Inc.	2,164,824	0.3
167,998		Jarden Corp.	8,211,742	1.2
10,971		Journal Media Group, Inc.	82,282	0.0
49,900	@	K12, Inc.	620,756	0.1
31,700		KB Home	429,535	0.1
23,700		Kirkland's, Inc.	510,498	0.1
6,400		Libbey, Inc.	208,704	0.0
12,732		Lifetime Brands, Inc.	177,993	0.0
25,200		Lithia Motors, Inc.	2,724,372	0.4
138,415	@	Malibu Boats, Inc.	1,935,042	0.3
19,900	@	MCBC Holdings, Inc.	257,904	0.0
99,500		Monarch Casino & Resort, Inc.	1,788,015	0.3
58,087		Morningstar, Inc.	4,662,063	0.7
4,500		Nacco Industries, Inc.	213,975	0.0
31,400		Nautilus, Inc.	471,000	0.1
21,300		Nexstar Broadcasting Group, Inc.	1,008,555	0.1
353,050		Office Depot, Inc.	2,266,581	0.3
6,000	@	Ollie's Bargain Outlet Holdings, Inc.	97,020	0.0
24,200	L	Outerwall, Inc.	1,377,706	0.2
50,653		Papa John's International, Inc.	3,468,717	0.5
9,700	@	Party City Holdco, Inc.	154,909	0.0
107,561		Pool Corp.	7,776,660	1.1
95,508		Ruth's Hospitality Group, Inc.	1,551,050	0.2
101,087	@	ServiceMaster Global Holdings, Inc.	3,391,469	0.5
39,800	@,L	Shutterstock, Inc.	1,203,552	0.2
36,700		Sinclair Broadcast Group, Inc.	929,244	0.1
58,700	@	Skullcandy, Inc.	324,611	0.1
16,700		Sonic Corp.	383,265	0.1
26,000	@	Stoneridge, Inc.	320,840	0.0
46,100	@	Tilly's, Inc.	339,296	0.1
89,300	@	Tower International, Inc.	2,121,768	0.3
11,900		Universal Electronics, Inc.	500,157	0.1
23,206	@,L	Zoe's Kitchen, Inc.	916,405	0.1
			112,689,414	16.1

		Consumer Staples: 3.5%
24,100	@,L	Amplify Snack Brands, Inc.	258,111	0.0
23,400		Andersons, Inc.	797,004	0.1
17,200	@	Blue Buffalo Pet Products, Inc.	308,052	0.0
58,700		Dean Foods Co.	969,724	0.1
43,597		J&J Snack Foods Corp.	4,955,235	0.7
65,300	L	Pilgrim's Pride Corp.	1,356,934	0.2
24,443		Pinnacle Foods, Inc.	1,023,673	0.2
12,800		Revlon, Inc. - Class A	376,960	0.1
338,000		Rite Aid Corp.	2,051,660	0.3
7,800	L	Sanderson Farms, Inc.	534,846	0.1
7,100	@	Smart & Final Stores, Inc.	111,541	0.0
95,120		SpartanNash Co.	2,458,852	0.4
79,374		Spectrum Brands Holdings, Inc.	7,263,515	1.0
90,600		Supervalu, Inc.	650,508	0.1
10,000		USANA Health Sciences, Inc.	1,340,300	0.2
7,200		Village Super Market	169,992	0.0
			24,626,907	3.5

		Energy: 3.0%
91,800	@	Abraxas Petroleum Corp.	117,504	0.0
50,500	L	Atwood Oceanics, Inc.	747,905	0.1
34,200	@	Callon Petroleum Co.	249,318	0.0
32,800	@	Carrizo Oil & Gas, Inc.	1,001,712	0.2
30,319		Cimarex Energy Co.	3,107,091	0.5
30,000		Delek US Holdings, Inc.	831,000	0.1
35,992		Dril-Quip, Inc.	2,095,454	0.3
13,757	@,L	Energy XXI Bermuda Ltd.	14,445	0.0
73,500		Green Plains Renewable Energy, Inc.	1,430,310	0.2

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
148,600		Helix Energy Solutions Group, Inc.	$711,794	0.1
22,100	@,L	Jones Energy, Inc.	105,859	0.0
225,736	@,L	Laredo Petroleum, Inc.	2,128,691	0.3
31,800		Matrix Service Co.	714,546	0.1
102,600		Pacific Ethanol, Inc.	665,874	0.1
268,930		Patterson-UTI Energy, Inc.	3,533,740	0.5
15,500		PHI, Inc.	292,640	0.0
7,600	@	Pioneer Energy Services Corp.	15,960	0.0
93,300	@	Renewable Energy Group, Inc.	772,524	0.1
2,800		Rex Stores Corp.	141,736	0.0
42,800	@	Stone Energy Corp.	212,288	0.0
30,546		Superior Energy Services	385,796	0.1
23,300	@,L	TransAtlantic Petroleum Ltd.	59,182	0.0
317,600	L	Triangle Petroleum Corp.	450,992	0.1
23,700		Western Refining, Inc.	1,045,644	0.2
7,000		World Fuel Services Corp.	250,600	0.0
			21,082,605	3.0

		Financials: 23.0%
2,400		Agree Realty Corp.	71,640	0.0
20,500		Alexander & Baldwin, Inc.	703,765	0.1
27,800		American Assets Trust, Inc.	1,135,908	0.2
10,577		American Campus Communities, Inc.	383,310	0.1
68,700		American Equity Investment Life Holding Co.	1,601,397	0.2
203,900		Anworth Mortgage Asset Corp.	1,007,266	0.1
8,100		Arlington Asset Investment Corp.	113,805	0.0
22,900		Armada Hoffler Properties, Inc.	223,733	0.0
235,100		Ashford Hospitality Trust, Inc.	1,434,110	0.2
38,146		Ashford Hospitality Prime, Inc.	535,188	0.1
17,400	@	Aspen Insurance Holdings Ltd.	808,578	0.1
309,933		Associated Banc-Corp.	5,569,496	0.8
26,600	@	Atlas Financial Holdings, Inc.	492,100	0.1
35,600		Banc of California, Inc.	436,812	0.1
139,526		BankUnited, Inc.	4,988,055	0.7
31,700		BBCN Bancorp, Inc.	476,134	0.1
155,150		BGC Partners, Inc.	1,275,333	0.2
46,500		Bluerock Residential Growth REIT, Inc.	557,070	0.1
7,200		BNC Bancorp	160,056	0.0
5,700	@	BofI Holding, Inc.	734,331	0.1
164,900		Capstead Mortgage Corp.	1,630,861	0.2
40,900		Cash America International, Inc.	1,143,973	0.2
18,700		Cathay General Bancorp.	560,252	0.1
67,800		Chambers Street Properties	440,022	0.1
21,400		Chatham Lodging Trust	459,672	0.1
18,600		Chesapeake Lodging Trust	484,716	0.1
118,800		CNO Financial Group, Inc.	2,234,628	0.3
4,047		Community Trust Bancorp., Inc.	143,709	0.0
3,840		ConnectOne Bancorp, Inc.	74,112	0.0
27,700		Coresite Realty Corp.	1,424,888	0.2
54,000		Cousins Properties, Inc.	497,880	0.1
53,500	@	Cowen Group, Inc.	243,960	0.0
6,100		Crawford & Co.	34,221	0.0
43,780		Customers Bancorp, Inc.	1,125,146	0.2
18,900		CyrusOne, Inc.	617,274	0.1
17,256		DCT Industrial Trust, Inc.	580,837	0.1
22,725		DDR Corp.	349,511	0.1
38,500		DiamondRock Hospitality Co.	425,425	0.1
69,022		East-West Bancorp., Inc.	2,651,825	0.4
70,217		EastGroup Properties, Inc.	3,804,357	0.5
91,299		Eaton Vance Corp.	3,051,213	0.4
18,700		Education Realty Trust, Inc.	616,165	0.1
22,600	@,L	Encore Capital Group, Inc.	836,200	0.1
7,500		Evercore Partners, Inc.	376,800	0.1
41,903		Fidelity Southern Corp.	885,829	0.1
11,400		Financial Institutions, Inc.	282,492	0.0
11,200		First Business Financial Services, Inc.	263,424	0.0
53,900		First Commonwealth Financial Corp.	489,951	0.1
13,700		First Community Bancshares, Inc.	245,230	0.0
173,982		First Financial Bancorp.	3,319,577	0.5
176,760		First Horizon National Corp.	2,506,457	0.4
108,075		First Industrial Realty Trust, Inc.	2,264,171	0.3
10,500		First Merchants Corp.	275,310	0.0
21,700	@	First NBC Bank Holding Co.	760,368	0.1
45,437		First Republic Bank/San Francisco CA	2,852,080	0.4
80,559		FirstMerit Corp.	1,423,478	0.2
96,500		Flagstar Bancorp, Inc.	1,984,040	0.3
7,600		Franklin Street Properties Corp.	81,700	0.0
118,400		Fulton Financial Corp.	1,432,640	0.2
90,711		Glacier Bancorp., Inc.	2,393,863	0.3
12,700	L	Government Properties Income Trust	203,200	0.0

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
151,548		Great Western Bancorp, Inc.	$3,844,773	0.6
70,881		Greenhill & Co., Inc.	2,017,982	0.3
78,350		Hanmi Financial Corp.	1,974,420	0.3
14,600		HCI Group, Inc.	566,042	0.1
126,562		HFF, Inc.	4,272,733	0.6
31,900		Hilltop Holdings, Inc.	631,939	0.1
3,700		Home Properties, Inc.	276,575	0.0
96,500		HomeStreet, Inc.	2,229,150	0.3
4,100		Horace Mann Educators Corp.	136,202	0.0
13,800		Hudson Pacific Properties, Inc.	397,302	0.1
312,600		Huntington Bancshares, Inc.	3,313,560	0.5
48,173		Iberiabank Corp.	2,804,150	0.4
17,200		IDT Corp.	245,960	0.0
43,100		Insmed Inc.	800,367	0.1
3,300		Intl. FCStone, Inc.	81,477	0.0
20,000		Investment Technology Group, Inc.	266,800	0.0
181,930		Janus Capital Group, Inc.	2,474,248	0.4
14,800		LaSalle Hotel Properties	420,172	0.1
65,800	@	Maiden Holdings Ltd.	913,304	0.1
9,900		MainSource Financial Group, Inc.	201,564	0.0
4,100		MarketAxess Holdings, Inc.	380,808	0.1
5,700		Meta Financial Group, Inc.	238,089	0.0
56,138		Mid-America Apartment Communities, Inc.	4,596,018	0.7
98,765		Moelis & Co.	2,593,569	0.4
2,200	L	National Bankshares, Inc.	68,442	0.0
8,300		National General Holdings Corp.	160,107	0.0
138,746		National Retail Properties, Inc.	5,032,317	0.7
7,213		NBT Bancorp., Inc.	194,318	0.0
7,900		Nelnet, Inc.	273,419	0.0
2,700		Oppenheimer Holdings, Inc.	54,027	0.0
57,800		PacWest Bancorp	2,474,418	0.4
7,700		Parkway Properties, Inc.	119,812	0.0
18,600		Pebblebrook Hotel Trust	659,370	0.1
14,300		Pennsylvania Real Estate Investment Trust	283,569	0.0
20,300	@	PennyMac Financial Services, Inc.	324,800	0.0
23,100		Pinnacle Financial Partners, Inc.	1,141,371	0.2
9,500	@	Piper Jaffray Cos.	343,615	0.1
94,000	@	Popular, Inc.	2,841,620	0.4
50,800		Potlatch Corp.	1,462,532	0.2
24,700		Preferred Bank/Los Angeles CA	780,520	0.1
11,800		PrivateBancorp, Inc.	452,294	0.1
101,839		ProAssurance Corp.	4,997,240	0.7
3,600		Prosperity Bancshares, Inc.	176,796	0.0
9,700		PS Business Parks, Inc.	769,986	0.1
39,000		RAIT Financial Trust	193,440	0.0
6,800		Ramco-Gershenson Properties	102,068	0.0
73,084	@	Realogy Holdings Corp.	2,750,151	0.4
48,200		Redwood Trust, Inc.	667,088	0.1
91,800		Retail Opportunity Investments	1,518,372	0.2
273,567		RLJ Lodging Trust	6,913,038	1.0
8,600		Selective Insurance Group	267,116	0.0
13,300		Sierra Bancorp.	212,268	0.0
21,200		Silver Bay Realty Trust Corp.	339,412	0.1
31,000		Southwest Bancorp., Inc.	508,710	0.1
28,100		Stewart Information Services Corp.	1,149,571	0.2
10,900		Stifel Financial Corp.	458,890	0.1
5,000		Stonegate Bank	159,050	0.0
74,200		Strategic Hotels & Resorts, Inc.	1,023,218	0.1
176,400		Summit Hotel Properties, Inc.	2,058,588	0.3
3,400		Sun Communities, Inc.	230,384	0.0
86,048		Sunstone Hotel Investors, Inc.	1,138,415	0.2
3,400		SVB Financial Group	392,836	0.1
19,600		Symetra Financial Corp.	620,144	0.1
47,400		The Geo Group, Inc.	1,409,676	0.2
36,600		Trico Bancshares	899,262	0.1
35,200	@	Tristate Capital Holdings, Inc.	438,944	0.1
14,300	@	Triumph Bancorp, Inc.	240,240	0.0
14,100		UMH Properties, Inc.	131,130	0.0
220,088		Umpqua Holdings Corp.	3,587,434	0.5
9,500		United Fire Group, Inc.	332,975	0.1
21,600		Universal Insurance Holdings, Inc.	638,064	0.1
2,908		Validus Holdings Ltd.	131,064	0.0
20,200	@	Walker & Dunlop, Inc.	526,816	0.1
4,300		Washington Federal, Inc.	97,825	0.0
6,300		WesBanco, Inc.	198,135	0.0
10,100		West BanCorp., Inc.	189,375	0.0
114,194	@	Western Alliance Bancorp.	3,506,898	0.5
154,300		Wilshire Bancorp., Inc.	1,621,693	0.2
3,995		WP GLIMCHER, Inc.	46,582	0.0
4,600		Yadkin Financial Corporation	98,854	0.0
			161,265,047	23.0

		Health Care: 12.4%
7,400	@	Acceleron Pharma, Inc.	184,260	0.0
102,400	@	Achillion Pharmaceuticals, Inc.	707,584	0.1
29,000	@	Acorda Therapeutics, Inc.	768,790	0.1
1,600	@	Adamas Pharmaceuticals, Inc.	26,784	0.0
15,600	@,L	Aduro Biotech, Inc.	302,172	0.0

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
900	@,L	Agios Pharmaceuticals, Inc.	$63,531	0.0
25,400	@	Amphastar Pharmaceuticals, Inc.	296,926	0.0
32,123		Amsurg Corp.	2,496,279	0.4
40,800	@	Applied Genetic Technologies Corp./DE	536,112	0.1
87,900	@,L	Ariad Pharmaceuticals, Inc.	513,336	0.1
16,800	@	Atara Biotherapeutics, Inc.	528,192	0.1
50,600	@,L	aTyr Pharma, Inc.	519,156	0.1
2,700	@	Avalanche Biotechnologies, Inc.	22,248	0.0
26,300	@,L	Bellicum Pharmaceuticals, Inc.	382,139	0.1
13,000	@	BioCryst Pharmaceuticals, Inc.	148,200	0.0
12,200	@	Bluebird Bio, Inc.	1,043,710	0.2
9,100	@	Blueprint Medicines Corp.	194,194	0.0
73,400		Cambrex Corp.	2,912,512	0.4
56,300	@	Cara Therapeutics, Inc.	804,527	0.1
187,380	@	Catalent, Inc.	4,553,334	0.7
170,300	@,L	Catalyst Pharmaceuticals, Inc.	510,900	0.1
53,200		Celldex Therapeutics, Inc.	560,728	0.1
78,352		Centene Corp.	4,249,029	0.6
20,100	@,L	Chiasma, Inc.	399,588	0.1
13,600	@	Clovis Oncology, Inc.	1,250,656	0.2
27,000	@	Coherus Biosciences, Inc.	541,080	0.1
17,900	@,L	ConforMIS, Inc.	323,274	0.1
164,300	@	Cross Country Healthcare, Inc.	2,236,123	0.3
50,700	@	Cynosure, Inc.	1,523,028	0.2
14,200	@	Dicerna Pharmaceuticals, Inc.	116,582	0.0
16,500	@	Dyax, Corp.	314,985	0.0
18,900		Dynavax Technologies Corp.	463,806	0.1
31,000	@,L	Esperion Therapeutics, Inc.	731,290	0.1
134,800	@,L	Exelixis, Inc.	756,228	0.1
10,000	@	FibroGen, Inc.	219,200	0.0
18,200	@,L	Flex Pharma, Inc.	218,582	0.0
9,600	@	Furiex Pharmaceuticals, Inc. - CVR	93,792	0.0
25,800	@	Global Blood Therapeutics, Inc.	1,087,728	0.2
66,200	@	Greatbatch, Inc.	3,735,004	0.5
114,222		Hanger Orthopedic Group, Inc.	1,557,988	0.2
32,140	@	HealthEquity, Inc.	949,737	0.1
115,048		Healthsouth Corp.	4,414,392	0.6
7,700		ICU Medical, Inc.	843,150	0.1
97,864		Idexx Laboratories, Inc.	7,266,402	1.0
5,100	@,L	Immune Design Corp.	62,220	0.0
80,500		Infinity Pharmaceuticals, Inc.	680,225	0.1
35,600	@	Inogen, Inc.	1,728,380	0.3
32,600	@	Insulet Corp.	844,666	0.1
1,800	@,L	Karyopharm Therapeutics, Inc.	18,954	0.0
64,900		Kindred Healthcare, Inc.	1,022,175	0.2
22,800	@,L	Kite Pharma, Inc.	1,269,504	0.2
18,700	@	MacroGenics, Inc.	400,554	0.1
47,819	@	Magellan Health Services, Inc.	2,650,607	0.4
27,000	@	Medicines Co.	1,024,920	0.2
115,100		Merge Healthcare, Inc.	817,210	0.1
49,100		Molina Healthcare, Inc.	3,380,535	0.5
14,600	@,L	NantKwest, Inc.	167,316	0.0
13,500	@,L	Natera, Inc.	146,475	0.0
40,600	@	Nivalis Therapeutics, Inc.	526,582	0.1
27,800	@	NuVasive, Inc.	1,340,516	0.2
26,981	@	Omnicell, Inc.	839,109	0.1
137,100		Oncothyreon, Inc.	375,654	0.1
1,900	@	Ophthotech Corp.	76,988	0.0
23,850		Owens & Minor, Inc.	761,769	0.1
22,900	@	Pacira Pharmaceuticals, Inc./DE	941,190	0.1
2,700	@	Penumbra, Inc.	108,270	0.0
34,300	@	PharMerica Corp.	976,521	0.1
9,700	@	Puma Biotechnology, Inc.	730,992	0.1
13,100	@	Revance Therapeutics, Inc.	389,856	0.1
1,800	@	Sage Therapeutics, Inc.	76,176	0.0
3,500	@,L	Seres Therapeutics, Inc.	103,740	0.0
19,028	@	Sientra, Inc.	193,134	0.0
28,600	@	Surgical Care Affiliates, Inc.	934,934	0.1
83,000	L	Synergy Pharmaceuticals, Inc.	439,900	0.1
12,500	@,L	Teladoc Inc.	278,625	0.0
108,600		Threshold Pharmaceuticals, Inc.	442,002	0.1
19,100	@,L	Tokai Pharmaceuticals, Inc.	197,685	0.0
11,700	@	Ultragenyx Pharmaceutical, Inc.	1,126,827	0.2
57,500	@,L	Vitae Pharmaceuticals, Inc.	633,075	0.1
41,171	@	WellCare Health Plans, Inc.	3,548,117	0.5
101,019		West Pharmaceutical Services, Inc.	5,467,148	0.8
18,000	@	Xencor, Inc.	220,140	0.0
4,100	@	Zafgen, Inc.	130,995	0.0
2,500	@	ZS Pharma, Inc.	164,150	0.0
			86,605,094	12.4

		Industrials: 17.6%
38,300		AAR Corp.	726,551	0.1
79,500		ABM Industries, Inc.	2,171,145	0.3
338,100		ACCO Brands Corp.	2,390,367	0.3
32,400		Alaska Air Group, Inc.	2,574,180	0.4
120,072		Allison Transmission Holdings, Inc.	3,204,722	0.5
124,167		Altra Holdings, Inc.	2,870,741	0.4
1,300		Amerco, Inc.	511,511	0.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
51,500		American Woodmark Corp.	$3,340,805	0.5
65,600		Applied Industrial Technologies, Inc.	2,502,640	0.4
39,500	@	ARC Document Solutions, Inc.	235,025	0.0
60,100		ArcBest Corp.	1,548,777	0.2
35,000		Argan, Inc.	1,213,800	0.2
26,725	@	Atlas Air Worldwide Holdings, Inc.	923,616	0.1
13,700		Barnes Group, Inc.	493,885	0.1
94,800		Barrett Business Services, Inc.	4,069,764	0.6
107,070		Brady Corp.	2,104,996	0.3
11,400		Columbus McKinnon Corp.	207,024	0.0
11,000	@	CRA International, Inc.	237,380	0.0
40,700		Cubic Corp.	1,706,958	0.3
3,100		Curtiss-Wright Corp.	193,502	0.0
133,362		Douglas Dynamics, Inc.	2,648,569	0.4
34,000		EMCOR Group, Inc.	1,504,500	0.2
17,000		EnerSys	910,860	0.1
30,200	@	Engility Holdings, Inc.	778,556	0.1
9,700		Essendant, Inc.	314,571	0.1
37,000		Federal Signal Corp.	507,270	0.1
52,878		Forward Air Corp.	2,193,908	0.3
114,954	L	Generac Holdings, Inc.	3,458,966	0.5
129,700		General Cable Corp.	1,543,430	0.2
21,925		Gibraltar Industries, Inc.	402,324	0.1
95,600		Global Brass & Copper Holdings, Inc.	1,960,756	0.3
12,200	L	Greenbrier Cos., Inc.	391,742	0.1
150,800	@	Hawaiian Holdings, Inc.	3,721,744	0.5
8,300		Heidrick & Struggles International, Inc.	161,435	0.0
152,139		Herman Miller, Inc.	4,387,689	0.6
4,800		Hurco Cos, Inc.	125,952	0.0
9,100		Hyster-Yale Materials Handling, Inc.	526,253	0.1
46,400		Insperity, Inc.	2,038,352	0.3
17,400		Kadant, Inc.	678,774	0.1
120,955		KAR Auction Services, Inc.	4,293,903	0.6
4,600		Kelly Services, Inc.	65,044	0.0
27,800		Kimball International, Inc.	262,988	0.0
134,231		Knight Transportation, Inc.	3,221,544	0.5
37,400		Landstar System, Inc.	2,373,778	0.3
55,400		Matson, Inc.	2,132,346	0.3
245,700		Meritor, Inc.	2,611,791	0.4
8,800		Park-Ohio Holdings Corp.	253,968	0.0
111,000		Quad/Graphics, Inc.	1,343,100	0.2
84,714		RBC Bearings, Inc.	5,059,967	0.7
52,550		Regal-Beloit Corp.	2,966,448	0.4
165,315	@	Rexnord Corp.	2,807,049	0.4
28,400	@	RPX Corp.	389,648	0.1
2,300		Standex International Corp.	173,305	0.0
69,600		Steelcase, Inc.	1,281,336	0.2
104,800	@	Sunrun, Inc.	1,086,776	0.2
27,700	@	Swift Transportation Co.	416,054	0.1
113,123		Toro Co.	7,979,696	1.1
22,700		Trimas Corp.	371,145	0.1
61,100		TrueBlue, Inc.	1,372,917	0.2
30,400		Tutor Perini Corp.	500,384	0.1
6,100		Universal Truckload Services, Inc.	94,977	0.0
34,394		US Ecology, Inc.	1,501,298	0.2
131,762	@	Vectrus, Inc.	2,904,034	0.4
9,000		Viad Corp.	260,910	0.0
5,400		VSE Corp.	216,378	0.0
43,300		Wabash National Corp.	458,547	0.1
229,575		Waste Connections, Inc.	11,152,754	1.6
25,805		Watsco, Inc.	3,057,376	0.4
36,200		West Corp.	810,880	0.1
12,600		YRC Worldwide, Inc.	167,076	0.0
			123,070,457	17.6

		Information Technology: 13.0%
28,400	@	Advanced Energy Industries, Inc.	746,920	0.1
85,600	@,L	Aerohive Networks, Inc.	511,888	0.1
37,400		Alliance Fiber Optic Products, Inc.	639,166	0.1
18,100	@	Alpha & Omega Semiconductor Ltd.	140,999	0.0
93,000	@	Amkor Technology, Inc.	417,570	0.1
19,680		Anixter International, Inc.	1,137,110	0.2
41,100	@,L	Apigee Corp.	433,605	0.1
148,200	@	AVG Technologies	3,223,350	0.5
79,543		Benchmark Electronics, Inc.	1,730,856	0.2
4,400	@	Blackhawk Network Holdings, Inc.	186,516	0.0
99,800		Blucora, Inc.	1,374,246	0.2
16,200		Brooks Automation, Inc.	189,702	0.0
21,800	@	Carbonite, Inc.	242,634	0.0
108,848		CoreLogic, Inc.	4,052,411	0.6
43,500	@	Cornerstone OnDemand, Inc.	1,435,500	0.2
229,931		Cypress Semiconductor Corp.	1,959,012	0.3
80,700		EarthLink Holdings Corp.	627,846	0.1
224,850		Emcore Corp.	1,528,980	0.2
21,000	@	Euronet Worldwide, Inc.	1,555,890	0.2
214,000	@	Everi Holdings, Inc.	1,097,820	0.2
5,700		EVERTEC, Inc.	102,999	0.0
144,400		Extreme Networks, Inc.	485,184	0.1
17,600	@	Fabrinet	322,608	0.0
16,796		Factset Research Systems, Inc.	2,684,169	0.4
11,300		Fair Isaac Corp.	954,850	0.1
44,109		FEI Co.	3,221,721	0.5
33,800	@	First Solar, Inc.	1,444,950	0.2
73,500	@	Five9, Inc.	271,950	0.0
101,800	@	GrubHub, Inc.	2,477,812	0.4
55,265	@	Guidewire Software, Inc.	2,905,834	0.4
16,200		Heartland Payment Systems, Inc.	1,020,762	0.1
41,891	@	Imperva, Inc.	2,743,023	0.4
102,400		Insight Enterprises, Inc.	2,647,040	0.4

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
35,500		Integrated Silicon Solution, Inc.	$762,895	0.1
28,700		IXYS Corp.	320,292	0.0
66,875	@	Kimball Electronics, Inc.	797,819	0.1
5,900		Littelfuse, Inc.	537,785	0.1
4,400	@	LogMeIn, Inc.	299,904	0.0
19,700		Methode Electronics, Inc.	628,430	0.1
210,780		Monotype Imaging Holdings, Inc.	4,599,220	0.7
10,700	@	Nanometrics, Inc.	129,898	0.0
29,628	@,L	NetSuite, Inc.	2,485,789	0.4
26,400		Newport Corp.	363,000	0.0
38,600		Omnivision Technologies, Inc.	1,013,636	0.1
87,100		Pegasystems, Inc.	2,143,531	0.3
37,100		Progress Software Corp.	958,293	0.1
20,960		PTC, Inc.	665,270	0.1
145,102	@	Q2 Holdings, Inc.	3,586,921	0.5
46,300	@	QLIK Technologies, Inc.	1,687,635	0.2
9,900	@	Qorvo, Inc.	445,995	0.1
20,400	@,L	Rapid7, Inc.	464,100	0.1
219,100		Rovi Corp.	2,298,359	0.3
150,100		Sanmina Corp.	3,207,637	0.5
70,300		Science Applications International Corp.	2,826,763	0.4
24,844	@	Splunk, Inc.	1,375,115	0.2
50,600	@,L	SunEdison, Inc.	363,308	0.0
16,400		SYKES Enterprises, Inc.	418,200	0.1
17,200		Synaptics, Inc.	1,418,312	0.2
144,900		Take-Two Interactive Software, Inc.	4,162,977	0.6
148,800	@	TeleCommunication Systems, Inc.	511,872	0.1
11,900		Tyler Technologies, Inc.	1,776,789	0.2
187,500	@	Ultra Clean Holdings	1,076,250	0.1
108,320		Unisys Corp.	1,289,008	0.2
52,289	@	WebMD Health Corp.	2,083,194	0.3
70,600	@	Xactly Corp.	550,680	0.1
184,400		Xcerra Corp.	1,158,032	0.2
21,900	@	Zendesk, Inc.	431,649	0.1
			91,353,481	13.0

		Materials: 4.5%
32,800		A Schulman, Inc.	1,065,016	0.2
115,579		Aptargroup, Inc.	7,623,591	1.1
31,500	@	Boise Cascade Co.	794,430	0.1
72,000		Commercial Metals Co.	975,600	0.2
139,916		Crown Holdings, Inc.	6,401,157	0.9
47,500		FutureFuel Corp.	469,300	0.1
113,100		Graphic Packaging Holding Co.	1,446,549	0.2
2,700		Innospec, Inc.	125,577	0.0
29,700		Minerals Technologies, Inc.	1,430,352	0.2
33,500		Omnova Solutions, Inc.	185,590	0.0
40,000		Schnitzer Steel Industries, Inc.	541,600	0.1
125,168		Silgan Holdings, Inc.	6,513,742	0.9
37,600	@,L	Trinseo SA	949,400	0.1
32,500		WestRock Co.	1,671,800	0.3
35,650		Worthington Industries, Inc.	944,012	0.1
			31,137,716	4.5

		Telecommunication Services: 0.7%
68,200	@	8x8, Inc.	564,014	0.1
108,500		Inteliquent, Inc.	2,422,805	0.3
93,800	@,L	Ooma, Inc.	651,910	0.1
24,500		Premier Global Services, Inc.	336,630	0.0
60,500	@	RingCentral, Inc.	1,098,075	0.2
			5,073,434	0.7

		Utilities: 3.4%
1,178		AGL Resources, Inc.	71,905	0.0
10,500		American States Water Co.	434,700	0.1
224,900	@,L	Atlantic Power Corp.	418,314	0.1
3,900		Chesapeake Utilities Corp.	207,012	0.0
130,200	@	Dynegy, Inc.	2,691,234	0.4
3,300		El Paso Electric Co.	121,506	0.0
9,600		Empire District Electric Co.	211,488	0.0
15,500		Idacorp, Inc.	1,003,005	0.1
9,100		Laclede Group, Inc.	496,223	0.1
8,100		MGE Energy, Inc.	333,639	0.1
46,200		New Jersey Resources Corp.	1,387,386	0.2
98,853		NorthWestern Corp.	5,321,257	0.8
254,925		Portland General Electric Co.	9,424,577	1.3
7,600		Southwest Gas Corp.	443,232	0.1
25,300		Spark Energy, Inc.	418,715	0.1
1,400		UIL Holdings Corp.	70,378	0.0
5,500		Westar Energy, Inc.	211,420	0.0
4,800		WGL Holdings, Inc.	276,816	0.0
			23,542,807	3.4

	Total Common Stock (Cost $609,958,233)		680,446,962	97.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.9%
	Securities Lending Collateralcc: 3.4%
5,618,750	Daiwa Capital Markets, Repurchase Agreement dated 09/30/15, 0.20%, due 10/01/15 (Repurchase Amount $5,618,781, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $5,731,125, due 10/01/15-09/09/49)	5,618,750	0.8

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
4,647,691	HSBC Securities USA, Repurchase Agreement dated 09/30/15, 0.11%, due 10/01/15 (Repurchase Amount $4,647,705, collateralized by various U.S. Government Agency Obligations, 0.625%-6.500%, Market Value plus accrued interest $4,740,661, due 12/28/16-10/01/45)	$4,647,691	0.7
5,618,750	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/15, 0.15%, due 10/01/15 (Repurchase Amount $5,618,773, collateralized by various U.S. Government Securities, 1.500%-3.625%, Market Value plus accrued interest $5,731,125, due 11/30/19-02/15/44)	5,618,750	0.8
5,618,750	Nomura Securities, Repurchase Agreement dated 09/30/15, 0.14%, due 10/01/15 (Repurchase Amount $5,618,772, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $5,731,125, due 11/15/15-07/20/65)	5,618,750	0.8
2,153,895	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/15, 0.17%, due 10/01/15 (Repurchase Amount $2,153,905, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $2,197,822, due 01/15/17-02/15/42)	2,153,895	0.3
		23,657,836	3.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.5%
17,917,317	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%††
	(Cost $17,917,317)	$17,917,317	2.5

	Total Short-Term Investments (Cost $41,575,153)	41,575,153	5.9

	Total Investments in Securities (Cost $651,533,386)	$722,022,115	103.1
	Liabilities in Excess of Other Assets	(21,631,036)	(3.1)
	Net Assets	$700,391,079	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2015.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.

Cost for federal income tax purposes is $653,500,232.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$139,110,468
Gross Unrealized Depreciation	(70,588,585)

Net Unrealized Appreciation	$68,521,883

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$112,689,414	$–	$–	$112,689,414
Consumer Staples	24,626,907	–	–	24,626,907
Energy	21,082,605	–	–	21,082,605
Financials	161,265,047	–	–	161,265,047
Health Care	86,511,302	–	93,792	86,605,094
Industrials	123,070,457	–	–	123,070,457
Information Technology	91,353,481	–	–	91,353,481
Materials	31,137,716	–	–	31,137,716
Telecommunication Services	5,073,434	–	–	5,073,434
Utilities	23,542,807	–	–	23,542,807
Total Common Stock	680,353,170	–	93,792	680,446,962
Short-Term Investments	17,917,317	23,657,836	–	41,575,153
Total Investments, at fair value	$698,270,487	$23,657,836	$93,792	$722,022,115
Liabilities Table
Other Financial Instruments+
Futures	$(371,968)	$–	$–	$(371,968)
Total Liabilities	$(371,968)	$–	$–	$(371,968)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2015, the following futures contracts were outstanding for VY® JPMorgan Small Cap Core Equity Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	64	12/18/15	$7,013,760	$(371,968)
			$7,013,760	$(371,968)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for VY® JPMorgan Small Cap Core Equity Portfolio as of September 30, 2015 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$371,968
Total Liability Derivatives		$371,968

PORTFOLIO OF INVESTMENTS
VY® Morgan Stanley Global Franchise Portfolio	as of September 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.3%
	France: 6.3%
99,033	Pernod Ricard SA	$9,999,248	2.5
77,405	Publicis Groupe	5,290,100	1.3
107,993	Sanofi	10,280,999	2.5
		25,570,347	6.3

	Germany: 1.9%
118,875	SAP SE	7,701,203	1.9

	Italy: 0.8%
405,462	Davide Campari-Milano S.p.A.	3,229,402	0.8

	Japan: 2.1%
277,200	Japan Tobacco, Inc.	8,598,798	2.1

	Netherlands: 0.6%
139,538	Relx NV	2,279,642	0.6

	Switzerland: 9.7%
518,168	Nestle S.A.	38,969,182	9.7

	United Kingdom: 25.7%
652,873	British American Tobacco PLC	36,022,629	8.9
467,908	Experian PLC	7,511,424	1.9
332,052	Reckitt Benckiser Group PLC	30,112,308	7.5
127,989	Relx PLC	2,195,189	0.5
681,185	Unilever PLC	27,744,438	6.9
		103,585,988	25.7

	United States: 51.2%
51,055	3M Co.	7,238,067	1.8
199,564	Accenture PLC	19,609,159	4.9
355,233	Altria Group, Inc.	19,324,675	4.8
92,650	Automatic Data Processing, Inc.	7,445,354	1.8
52,560	Intuit, Inc.	4,664,700	1.2
22,820	Mead Johnson Nutrition Co.	1,606,528	0.4
627,481	Microsoft Corp.	27,772,309	6.9
445,063	Mondelez International, Inc.	18,634,788	4.6
42,373	Moody's Corp.	4,161,028	1.0
77,374	Nike, Inc.	9,514,681	2.4
170,088	Philip Morris International, Inc.	13,493,081	3.4
123,665	Procter & Gamble Co.	8,896,460	2.2
242,323	Time Warner, Inc.	16,659,706	4.1
227,920	Twenty-First Century Fox, Inc. - Class A	6,149,282	1.5
372,125	Twenty-First Century Fox, Inc. Class B	10,073,424	2.5
234,666	Visa, Inc.	16,346,833	4.1
141,454	Walt Disney Co.	14,456,599	3.6
		206,046,674	51.2

	Total Common Stock (Cost $336,633,086)	395,981,236	98.3

	Assets in Excess of Other Liabilities	6,651,867	1.7
	Net Assets	$402,633,103	100.0

Cost for federal income tax purposes is $337,053,980.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$68,624,545
Gross Unrealized Depreciation	(9,697,289)

Net Unrealized Appreciation	$58,927,256

Industry Diversification	Percentage of Net Assets
Food Products	21.6%
Agriculture	13.1
Software	10.0
Media	8.1
Household Products/Wares	7.5
Consumer Staples	6.9
Consumer Discretionary	6.0
IT Services	4.9
Diversified Financial Services	4.1
Industrials	3.7
Pharmaceuticals	2.5
Beverages	2.5
Apparel	2.4
Household Products	2.2
Information Technology	1.8
Financials	1.0
Assets in Excess of Other Liabilities	1.7
Net Assets	100.0%

VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock
France	$–	$25,570,347	$–	$25,570,347
Germany	–	7,701,203	–	7,701,203
Italy	–	3,229,402	–	3,229,402
Japan	–	8,598,798	–	8,598,798
Netherlands	–	2,279,642	–	2,279,642
Switzerland	–	38,969,182	–	38,969,182
United Kingdom	–	103,585,988	–	103,585,988
United States	206,046,674	–	–	206,046,674
Total Common Stock	206,046,674	189,934,562	–	395,981,236
Total Investments, at fair value	$206,046,674	$189,934,562	$–	$395,981,236

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 64.1%
		Consumer Discretionary: 6.6%
215,679		Autozone, Inc.	$156,114,931	2.8
1,722,476		Compass Group PLC	27,512,831	0.5
2,237,996		Johnson Controls, Inc.	92,563,514	1.7
233,100	@	Liberty Global PLC - Class A	10,009,314	0.2
484,300	@	Liberty Global PLC - Class C	19,865,986	0.4
72,955	@	Liberty Global PLC LILAC Group A	2,457,854	0.0
75,115	@	Liberty Global PLC LILAC Group C	2,571,938	0.0
676,500		Lowe's Cos, Inc.	46,624,380	0.9
26,808		O'Reilly Automotive, Inc.	6,702,000	0.1
			364,422,748	6.6

		Consumer Staples: 4.4%
609,800		Altria Group, Inc.	33,173,120	0.6
531,500		CVS Health Corp.	51,279,120	0.9
241,000		General Mills, Inc.	13,527,330	0.2
157,700		Kraft Heinz Co.	11,130,466	0.2
622,588		Mondelez International, Inc.	26,067,760	0.5
525,934		PepsiCo, Inc.	49,595,576	0.9
591,000		Philip Morris International, Inc.	46,884,030	0.9
170,658		SABMiller PLC	9,663,960	0.2
			241,321,362	4.4

		Energy: 1.3%
3,648,200	@	Canadian Natural Resources Ltd.	70,957,490	1.3

		Financials: 11.1%
165,100		Affiliated Managers Group, Inc.	28,230,449	0.5
1,264,000		American Tower Corp.	111,206,720	2.0
3,965,100		Bank of New York Mellon Corp.	155,233,665	2.8
91,300		Blackrock, Inc.	27,159,011	0.5
70,200		Crown Castle International Corp.	5,536,674	0.1
1,817,150		Iron Mountain, Inc.	56,367,993	1.0
4,240,300		Marsh & McLennan Cos., Inc.	221,428,466	4.1
78,900	@	Willis Group Holdings PLC	3,232,533	0.1
			608,395,511	11.1

		Health Care: 16.0%
1,580,200		Abbott Laboratories	63,555,644	1.2
709,800		Aetna, Inc.	77,659,218	1.4
460,350	@	Allergan plc	125,127,734	2.3
445,500		Anthem, Inc.	62,370,000	1.1
935,349		Becton Dickinson & Co.	124,083,398	2.3
326,500		Eli Lilly & Co.	27,324,785	0.5
52,500		Henry Schein, Inc.	6,967,800	0.1
1,206,800		PerkinElmer, Inc.	55,464,528	1.0
2,056,724		Pfizer, Inc.	64,601,701	1.2
1,229,868		Thermo Fisher Scientific, Inc.	150,388,259	2.7
629,224		UnitedHealth Group, Inc.	72,996,276	1.3
1,145,989		Zoetis, Inc.	47,191,827	0.9
			877,731,170	16.0

		Industrials: 10.2%
1,458,200		Ametek, Inc.	76,293,024	1.4
295,600		Boeing Co.	38,708,820	0.7
2,516,816		Danaher Corp.	214,457,891	3.9
437,100		IDEX Corp.	31,165,230	0.6
232,200	@	IHS, Inc.	26,935,200	0.5
756,800	@	Pentair PLC	38,627,072	0.7
303,900		Roper Technologies, Inc.	47,621,130	0.8
416,100	@	Sensata Technologies Holdings N.V.	18,449,874	0.3
2,087,200	@	Tyco International Plc	69,837,712	1.3
			562,095,953	10.2

		Information Technology: 8.8%
1,958,114		Fiserv, Inc.	169,592,254	3.1
21,900		Google, Inc. - Class A	13,980,303	0.3
75,619		Google, Inc. - Class C	46,008,112	0.8
2,138,800		Microsoft Corp.	94,663,288	1.7
1,468,820	@	Netscout Systems, Inc.	51,952,163	0.9
297,900		SS&C Technologies Holdings, Inc.	20,864,916	0.4
270,500	@	TE Connectivity Ltd.	16,200,245	0.3
331,923		Texas Instruments, Inc.	16,436,827	0.3
785,500		Visa, Inc.	54,717,930	1.0
			484,416,038	8.8

		Materials: 1.0%
712,900		Cytec Industries, Inc.	52,647,665	1.0

		Telecommunication Services: 0.5%
263,700	@	SBA Communications Corp.	27,619,938	0.5

		Utilities: 4.2%
1,961,500		FirstEnergy Corp.	61,414,565	1.1
2,330,537		Pacific Gas & Electric Co.	123,052,354	2.2
1,327,800		Xcel Energy, Inc.	47,017,398	0.9
			231,484,317	4.2

	Total Common Stock (Cost $3,204,438,507)		3,521,092,192	64.1

PREFERRED STOCK: 2.9%
		Financials: 1.0%
316,265		American Tower Corp.	31,033,503	0.6
250,000	@,P	Charles Schwab Corp.	6,292,500	0.1
165,000	L,P	State Street Corp.	4,166,250	0.1
205,000	P	US Bancorp Series F	5,397,650	0.1
166,000	P	US Bancorp Series G	4,767,520	0.1
			51,657,423	1.0

		Health Care: 1.2%
70,941		Allergan PLC	66,929,996	1.2

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
		Telecommunication Services: 0.2%
183,556		T-Mobile US, Inc.	$12,676,377	0.2

		Utilities: 0.5%
169,375	P	SCE Trust I	4,153,075	0.1
29,790	P	SCE Trust II	702,150	0.0
324,305	P	SCE Trust III	8,736,777	0.2
540,000	@,P	SCE Trust IV	13,905,000	0.2
			27,497,002	0.5

	Total Preferred Stock (Cost $158,522,852)		158,760,798	2.9

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 24.8%
			Basic Materials: 0.2%
	6,130,000		Cytec Industries, Inc., 3.950%, 05/01/25	6,044,799	0.1
	2,595,000		Valspar Corp./The, 3.950%, 01/15/26	2,656,193	0.1
				8,700,992	0.2

			Communications: 6.9%
	6,190,000		Amazon.com, Inc., 2.600%, 12/05/19	6,349,671	0.1
	3,575,000		Amazon.com, Inc., 3.800%, 12/05/24	3,667,814	0.1
	3,325,000		Cablevision Systems Corp., 7.750%, 04/15/18	3,325,000	0.1
	6,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 06/01/20	6,247,200	0.1
	2,725,000	#	CCO Safari II LLC, 3.579%, 07/23/20	2,707,486	0.0
	4,250,000	#	Cequel Communications Holdings I, LLC / Cequel Capital Corp., 6.375%, 09/15/20	4,026,875	0.1
	7,312,205		Cequel Communications LLC - TL B, 3.500%, 02/14/19	7,266,475	0.1
	3,967,864		Charter Communications Operating LLC, 3.000%, 01/31/21	3,923,578	0.1
	4,472,062		Charter Communications Operating LLC, 3.000%, 03/08/20	4,426,295	0.1
	925,000		DISH DBS Corp., 4.625%, 07/15/17	925,601	0.0
	13,500,000		DISH DBS Corp., 7.125%, 02/01/16	13,618,125	0.2
	66,119,466		Intelsat TL 4/2/18, 3.750%, 06/30/19	64,615,248	1.2
	1,725,000		Lamar Media Corp., 5.000%, 05/01/23	1,707,750	0.0
	1,825,000		Lamar Media Corp., 5.875%, 02/01/22	1,904,844	0.0
	8,825,000		MetroPCS Wireless, Inc., 6.625%, 11/15/20	8,990,469	0.2
	4,490,000	L	Priceline Group, Inc., 0.350%, 06/15/20	5,295,394	0.1
	5,870,000		SBA Communications Corp., 5.625%, 10/01/19	6,068,112	0.1
	14,900,000		SBA Communications Corp., 5.750%, 07/15/20	15,402,875	0.3
	6,370,000	#	Sprint Nextel Corp., 9.000%, 11/15/18	6,704,425	0.1
	9,537,246		Telesat Canada, 3.500%, 03/28/19	9,491,544	0.2
CAD	1,420,000		Telesat Canada, 4.400%, 03/27/17	1,064,069	0.0
CAD	7,820,000		Telesat Canada, 4.430%, 03/28/19	5,837,898	0.1
	5,215,000	#	Telesat Canada, 6.000%, 05/15/17	5,254,113	0.1
	17,900,000		T-Mobile USA, Inc., 6.542%, 04/28/20	18,235,625	0.3
	8,550,000	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.500%, 01/15/23	8,571,375	0.2
	7,775,000	#	Unitymedia KabelBW GmbH, 6.125%, 01/15/25	7,561,188	0.1
	496,070		Univision Communications, Inc., 4.000%, 03/01/20	492,418	0.0
	5,325,000	#	Univision Communications, Inc., 5.125%, 05/15/23	5,085,375	0.1
	26,160,000	#	Univision Communications, Inc., 6.750%, 09/15/22	27,173,700	0.5
	9,132,000	#	Univision Communications, Inc., 8.500%, 05/15/21	9,531,525	0.2
	29,450,000		UPC Financing Partnership, 3.250%, 06/30/21	29,042,441	0.5
EUR	4,150,000	#	UPC Holding BV, 6.375%, 09/15/22	4,955,186	0.1
	23,346,000	#	UPCB Finance V Ltd., 7.250%, 11/15/21	24,805,125	0.4
	35,977,500	#	UPCB Finance VI Ltd., 6.875%, 01/15/22	37,956,263	0.7
	6,200,000	#	Virgin Media Secured Finance PLC, 5.250%, 01/15/26	5,719,500	0.1
	8,527,500	#	Virgin Media Secured Finance PLC, 5.375%, 04/15/21	8,612,775	0.2
GBP	2,227,500	#	Virgin Media Secured Finance PLC, 6.000%, 04/15/21	3,418,937	0.1
				379,982,294	6.9

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer Discretionary: 0.1%
7,325,000		Hanesbrands, Inc., 6.375%, 12/15/20	$7,608,844	0.1

		Consumer, Cyclical: 3.9%
3,525,000		American Honda Finance Corp., 0.950%, 05/05/17	3,519,420	0.1
3,050,000		AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	3,141,500	0.1
1,375,000		AmeriGas Finance, LLC/AmeriGas Finance Corp., 6.750%, 05/20/20	1,399,062	0.0
1,175,000		AmeriGas Partners L.P./AmeriGas Finance Corp., 6.250%, 08/20/19	1,189,687	0.0
2,895,000		AutoZone, Inc., 2.500%, 04/15/21	2,871,811	0.0
3,300,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.250%, 03/15/21	3,357,750	0.1
3,511,587		Continental Airlines, Inc., 4.150%, 04/11/24	3,603,766	0.1
825,200		Continental Airlines, Inc., 6.250%, 10/11/21	861,302	0.0
1,484,483		Continental Airlines, Inc., 7.250%, 11/10/19	1,668,188	0.0
1,905,125		Continental Airlines, Inc., 9.000%, 01/08/18	2,004,211	0.0
7,500,000		CVS Health Corp., 3.875%, 07/20/25	7,749,713	0.1
1,138,835		Delta Air Lines, 5.300%, 04/15/19	1,208,589	0.0
1,265,560		Delta Air Lines, 7.750%, 06/17/21	1,444,320	0.0
8,450,000		Ford Motor Credit Co. LLC, 0.852%, 09/08/17	8,282,800	0.1
12,600,000		Ford Motor Credit Co. LLC, 0.902%, 12/06/17	12,454,218	0.2
13,175,000		Ford Motor Credit Co. LLC, 0.956%, 03/27/17	12,994,239	0.2
17,815,000	L	Ford Motor Credit Co. LLC, 1.461%, 03/27/17	17,719,957	0.3
6,615,000		Ford Motor Credit Co. LLC, 1.561%, 05/09/16	6,636,836	0.1
4,250,000		Ford Motor Credit Co. LLC, 1.724%, 12/06/17	4,223,773	0.1
3,855,000		Ford Motor Credit Co. LLC, 2.145%, 01/09/18	3,843,990	0.1
8,650,000		Ford Motor Credit Co. LLC, 2.375%, 03/12/19	8,589,069	0.2
2,400,000		Ford Motor Credit Co. LLC, 2.500%, 01/15/16	2,411,441	0.0
6,350,000		Ford Motor Credit Co. LLC, 2.597%, 11/04/19	6,291,351	0.1
3,100,000		Ford Motor Credit Co. LLC, 4.250%, 02/03/17	3,204,420	0.1
3,750,000		Ford Motor Credit Co. LLC, 5.000%, 05/15/18	3,990,863	0.1
3,850,000		Ford Motor Credit Co. LLC, 6.625%, 08/15/17	4,158,135	0.1
3,757,000		Group 1 Automotive, Inc., 5.000%, 06/01/22	3,719,430	0.1
1,197,000		Hanesbrands, Inc. - TL B 1L, 3.250%, 04/15/22	1,205,478	0.0
8,365,461		Hilton Worldwide Finance LLC - TL B 1L, 3.500%, 09/23/20	8,368,949	0.2
9,725,000		Hilton Worldwide Holdings, Inc., 5.625%, 10/15/21	10,089,688	0.2
1,068,750		Kasima LLC - Term Loan B, 3.250%, 05/17/21	1,067,636	0.0
3,325,000		Levi Strauss & Co., 6.875%, 05/01/22	3,582,688	0.1
8,975,000		L Brands, Inc., 5.625%, 10/15/23	9,580,813	0.2
2,800,000		L Brands, Inc., 5.625%, 02/15/22	2,971,500	0.1
3,950,000		L Brands, Inc., 6.625%, 04/01/21	4,404,250	0.1
3,300,000		L Brands, Inc., 6.900%, 07/15/17	3,572,250	0.1
1,825,000		L Brands, Inc., 7.000%, 05/01/20	2,069,094	0.0
1,800,000		L Brands, Inc., 8.500%, 06/15/19	2,110,500	0.0
4,438,038		Peninsula Gaming, LLC - TL B, 4.250%, 11/20/17	4,443,008	0.1
2,525,000		Penske Automotive Group, Inc., 5.375%, 12/01/24	2,487,125	0.0
13,475,000		Rite Aid Corp., 9.250%, 03/15/20	14,350,875	0.3
400,000	#	Six Flags Entertainment Corp., 5.250%, 01/15/21	402,000	0.0
1,525,000		Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, 08/01/21	1,597,438	0.0
3,104,285		US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/24	3,465,158	0.1
491,663		US Airways 2010-1 Class B Pass Through Trust, 8.500%, 10/22/18	526,079	0.0
558,326		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 06/03/25	577,617	0.0
861,771		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 06/03/21	916,709	0.0
3,200,036		US Airways 2013-1 Class A Pass Through Trust, 3.950%, 05/15/27	3,216,196	0.1
991,079		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/23	1,024,527	0.0
			214,569,419	3.9

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Consumer, Non-cyclical: 4.2%
	3,075,000		B&G Foods, Inc., 4.625%, 06/01/21	$2,971,219	0.1
	5,525,000		Becton Dickinson and Co., 1.800%, 12/15/17	5,552,194	0.1
	3,805,000		Becton Dickinson and Co., 2.675%, 12/15/19	3,853,868	0.1
	3,900,000		Centene Corp., 5.750%, 06/01/17	4,080,375	0.1
	1,875,000		CHS/Community Health Systems, Inc., 5.125%, 08/01/21	1,912,500	0.0
	3,425,000		CHS/Community Health Systems, Inc., 5.125%, 08/15/18	3,510,625	0.1
	5,975,000		CHS/Community Health Systems, Inc., 7.125%, 07/15/20	6,228,937	0.1
	3,840,000		Danaher Corp., 3.350%, 09/15/25	3,923,635	0.1
	12,975,787		DaVita HealthCare Partners, Inc., 3.500%, 06/24/21	12,994,278	0.2
	26,750,000		DaVita HealthCare Partners, Inc., 5.125%, 07/15/24	26,318,656	0.5
	7,075,000		DaVita HealthCare Partners, Inc., 5.000%, 05/01/25	6,809,688	0.1
	24,775,000		DaVita, Inc., 5.750%, 08/15/22	25,858,906	0.5
EUR	4,250,000		DE Master Blenders, 3 month EURIBOR plus 350bps, 4.250%, 05/09/21	4,765,511	0.1
	18,250,000		DE Master Blenders, 4.250%, 05/09/21	18,289,931	0.3
	3,735,000		Eli Lilly & Co., 1.250%, 03/01/18	3,734,107	0.1
	6,593,000	#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	7,062,751	0.1
	3,175,000	#	Fresenius Medical Care US Finance II, Inc., 5.875%, 01/31/22	3,421,063	0.1
	33,893,366		HCA, Inc. - TL B5, 2.944%, 03/31/17	33,902,686	0.6
	3,250,000		HCA, Inc., 6.500%, 02/15/20	3,550,625	0.1
	4,300,000		HCA, Inc., 8.000%, 10/01/18	4,869,320	0.1
	1,330,000		Hershey Co., 3.200%, 08/21/25	1,355,126	0.0
	2,190,000		Johnson & Johnson, 1.125%, 11/21/17	2,204,785	0.0
	1,860,000		Johnson & Johnson, 3.375%, 12/05/23	1,971,059	0.0
	4,945,000		Medtronic, Inc., 1.500%, 03/15/18	4,927,262	0.1
	4,860,000		Medtronic, Inc., 2.500%, 03/15/20	4,928,895	0.1
	1,650,000		Novartis Capital Corp., 3.400%, 05/06/24	1,708,194	0.0
	2,150,000		Omnicare, Inc., 5.000%, 12/01/24	2,343,500	0.0
	1,640,000		PepsiCo, Inc., 1.250%, 04/30/18	1,639,337	0.0
	8,210,805		Pinnacle Foods Finance LLC - TL G 1L, 3.000%, 04/29/20	8,206,955	0.2
	7,374,500		Pinnacle Foods Finance LLC - TL H 1L, 3.000%, 04/29/20	7,368,165	0.1
	5,000,000	#	Roche Holdings, Inc., 3.350%, 09/30/24	5,130,095	0.1
	2,680,000		UnitedHealth Group, Inc., 1.400%, 12/15/17	2,678,111	0.1
	2,525,000		WellCare Health Plans, Inc., 5.750%, 11/15/20	2,635,469	0.0
				230,707,828	4.2

			Energy: 5.1%
	1,935,000		Canadian Natural Resources Ltd., 1.750%, 01/15/18	1,913,885	0.0
	2,375,000	L	Chesapeake Energy Corp., 3.250%, 03/15/16	2,342,344	0.0
	970,000		Chevron Corp., 0.499%, 03/02/18	964,692	0.0
	6,425,000		Chevron Corp., 1.365%, 03/02/18	6,432,395	0.1
	8,350,000		Concho Resources, Inc./Midland TX, 6.500%, 01/15/22	8,235,187	0.2
	20,050,000		Concho Resources, Inc./Midland TX, 7.000%, 01/15/21	20,451,000	0.4
	4,900,000		Concho Resources, Inc., 5.500%, 10/01/22	4,691,750	0.1
	12,000,000		Concho Resources, Inc., 5.500%, 04/01/23	11,460,000	0.2
	3,525,000		Diamondback Energy, Inc., 7.625%, 10/01/21	3,718,875	0.1
	3,825,000		Energy Transfer Partners L.P., 4.150%, 10/01/20	3,873,516	0.1
	4,950,000		Energy Transfer Partners L.P., 4.900%, 02/01/24	4,729,022	0.1
	18,800,000		EQT Corp., 4.875%, 11/15/21	19,168,894	0.4
	3,645,000		EQT Corp., 8.125%, 06/01/19	4,286,356	0.1
	3,745,000		Equitable Resources, Inc., 6.500%, 04/01/18	4,052,944	0.1
	27,264,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 4.500%, 07/15/23	25,156,493	0.5
	6,025,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 4.875%, 12/01/24	5,543,000	0.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Energy: (continued)
	23,520,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 5.500%, 02/15/23	$22,902,600	0.4
	1,145,000		ONEOK Partners L.P., 2.000%, 10/01/17	1,138,243	0.0
	300,000	#	Range Resources Corp., 4.875%, 05/15/25	268,125	0.0
	39,275,000	L	Range Resources Corp., 5.000%, 03/15/23	34,930,203	0.6
	19,850,000		Range Resources Corp., 5.750%, 06/01/21	18,807,875	0.3
	31,750,000	L	Range Resources Corp., 5.000%, 08/15/22	28,257,500	0.5
	10,335,000		Shell International Finance BV, 0.762%, 05/11/20	10,211,569	0.2
	2,400,000	#	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.125%, 11/15/19	2,166,000	0.0
	6,675,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.250%, 11/15/23	5,573,625	0.1
	10,275,000	#	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.000%, 01/15/18	9,838,313	0.2
	4,975,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.250%, 05/01/23	4,440,188	0.1
	8,000,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.875%, 02/01/21	7,780,000	0.1
	4,425,000		WPX Energy, Inc., 5.250%, 01/15/17	4,425,000	0.1
				277,759,594	5.1

			Financial: 1.6%
	1,860,000		American Tower Corp., 3.500%, 01/31/23	1,795,396	0.0
	3,085,000		American Tower Corp., 5.000%, 02/15/24	3,247,971	0.1
	6,255,000		Bank of New York Mellon Corp., 4.950%, 06/20/20	6,168,994	0.1
	1,800,000		CBRE Services, Inc., 5.000%, 03/15/23	1,811,864	0.0
	3,000,000		CNH Capital LLC, 3.875%, 11/01/15	3,000,000	0.1
	9,125,000		CNH Capital LLC, 6.250%, 11/01/16	9,341,719	0.2
	10,250,000		Crown Castle International Corp., 4.875%, 04/15/22	10,680,500	0.2
	14,375,000		Crown Castle International Corp., 5.250%, 01/15/23	15,258,344	0.3
	4,880,000		International Lease Finance Corp., 2.287%, 06/15/16	4,867,800	0.1
	3,925,000	#	Iron Mountain, Inc., 6.000%, 10/01/20	3,972,885	0.1
	2,050,000		Iron Mountain, Inc., 7.750%, 10/01/19	2,135,075	0.0
	15,110,000		JPMorgan Chase & Co., 5.300%, 12/29/49	14,883,350	0.3
	2,170,000		Marsh & McLennan Cos, Inc., 2.350%, 03/06/20	2,188,004	0.0
	1,615,000		Marsh & McLennan Cos, Inc., 3.750%, 03/14/26	1,628,064	0.0
	1,895,000		National Rural Utilities Cooperative Finance Corp., 0.950%, 04/24/17	1,892,082	0.0
	175,000		Regions Bank/Birmingham AL, 7.500%, 05/15/18	196,451	0.0
	6,640,000		State Street Corp., 5.250%, 12/29/49	6,673,200	0.1
	245,000		Synovus Financial Corp., 5.125%, 06/15/17	249,900	0.0
				89,991,599	1.6

			Industrial: 0.8%
	1,795,000		Amphenol Corp., 1.550%, 09/15/17	1,797,064	0.0
	525,000		Case New Holland, Inc., 7.875%, 12/01/17	556,500	0.0
	3,890,000		Caterpillar Financial Services Corp., 0.700%, 11/06/15	3,891,439	0.1
	2,190,000		Caterpillar Financial Services Corp., 2.250%, 12/01/19	2,199,553	0.0
	3,600,000		Caterpillar Financial Services Corp., 1.250%, 11/06/17	3,597,559	0.1
	9,950,000		CNH Capital LLC, 3.625%, 04/15/18	9,719,956	0.2
	5,575,000		CNH Industrial Capital LLC, 3.250%, 02/01/17	5,498,344	0.1
	1,765,000		Harris Corp., 1.999%, 04/27/18	1,755,337	0.0
	1,250,000	#	Moog, Inc., 5.250%, 12/01/22	1,253,125	0.0
EUR	3,000,000		Rexam PLC, 6.750%, 06/29/67	3,352,218	0.1
	2,100,000		SBA Communications Corp., 4.875%, 07/15/22	2,068,500	0.0

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
3,845,000		Tyco International Finance SA, 3.900%, 02/14/26	$3,903,163	0.1
2,625,000		Xylem, Inc./NY, 3.550%, 09/20/16	2,680,422	0.1
850,000		Xylem, Inc./NY, 4.875%, 10/01/21	932,855	0.0
			43,206,035	0.8

		Technology: 1.6%
1,750,000		First Data Corp., 3.696%, 03/24/18	1,737,559	0.1
500,000		First Data Corp., 3.696%, 09/24/18	496,614	0.0
6,840,000		Fiserv, Inc., 2.700%, 06/01/20	6,901,758	0.1
1,450,000	#	IMS Health, Inc., 6.000%, 11/01/20	1,489,875	0.0
6,185,744		Kronos, Inc., 4.500%, 10/30/19	6,181,878	0.1
7,019,495		Kronos, Inc., 9.750%, 04/30/20	7,208,144	0.1
3,975,000	#	NXP BV / NXP Funding LLC, 3.500%, 09/15/16	4,004,813	0.1
26,138,000	#	NXP BV / NXP Funding LLC, 3.750%, 06/01/18	26,268,690	0.5
10,150,000	#	NXP BV / NXP Funding LLC, 5.750%, 02/15/21	10,594,063	0.2
14,475,000	#	NXP BV / NXP Funding LLC, 5.750%, 03/15/23	15,090,188	0.3
5,375,000	#	SS&C Technologies Holdings, Inc., 5.875%, 07/15/23	5,482,500	0.1
			85,456,082	1.6

		Utilities: 0.4%
4,270,000		Berkshire Hathaway Energy Co., 2.400%, 02/01/20	4,289,851	0.1
4,305,000		Berkshire Hathaway Energy Co., 3.500%, 02/01/25	4,339,246	0.1
2,080,000		CMS Energy Corp., 6.550%, 07/17/17	2,258,693	0.0
970,000		CMS Energy Corp., 8.750%, 06/15/19	1,193,801	0.0
2,440,000		Otter Tail Corp., 9.000%, 12/15/16	2,651,768	0.1
4,000,000		Southern California Gas Co., 3.200%, 06/15/25	4,084,740	0.1
2,031,683		Texas Competitive Electric Holdings Co. LLC, 3.750%, 05/05/16	2,032,319	0.0
			20,850,418	0.4

	Total Corporate Bonds/Notes (Cost $1,384,608,322)		1,358,833,105	24.8

ASSET-BACKED SECURITIES: 0.1%
		Other Asset-Backed Securities: 0.1%
2,701,425	#	DB Master Finance LLC 2015-1 A2I, 3.262%, 02/20/45	2,724,418	0.0
4,015,000	#	Wendys Funding LLC 2015-1A A2I, 3.371%, 06/15/45	4,045,621	0.1

	Total Asset-Backed Securities (Cost $6,716,425)		6,770,039	0.1

FOREIGN GOVERNMENT BONDS: 0.2%
10,634,000		KFW, 0.500%, 04/19/16	10,639,583	0.2

	Total Foreign Government Bonds (Cost $10,599,865)		10,639,583	0.2

	Total Long-Term Investments (Cost $4,764,885,971)		5,056,095,717	92.1

SHORT-TERM INVESTMENTS: 8.4%
		Securities Lending Collateralcc: 0.4%
4,358,891		Citigroup, Inc., Repurchase Agreement dated 09/30/15, 0.12%, due 10/01/15 (Repurchase Amount $4,358,905, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $4,446,069, due 05/15/18-10/01/45)	4,358,891	0.1
5,269,571		Daiwa Capital Markets, Repurchase Agreement dated 09/30/15, 0.20%, due 10/01/15 (Repurchase Amount $5,269,600, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $5,374,963, due 10/01/15-09/09/49)	5,269,571	0.1
5,269,571		HSBC Securities USA, Repurchase Agreement dated 09/30/15, 0.11%, due 10/01/15 (Repurchase Amount $5,269,587, collateralized by various U.S. Government Agency Obligations, 0.625%-6.500%, Market Value plus accrued interest $5,374,980, due 12/28/16-10/01/45)	5,269,571	0.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
5,269,571	Nomura Securities, Repurchase Agreement dated 09/30/15, 0.14%, due 10/01/15 (Repurchase Amount $5,269,591, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $5,374,962, due 11/15/15-07/20/65)	$5,269,571	0.1
2,020,008	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/15, 0.17%, due 10/01/15 (Repurchase Amount $2,020,017, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $2,061,205, due 01/15/17-02/15/42)	2,020,008	0.0
		22,187,612	0.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 8.0%
440,634,320	T. Rowe Price Reserve Investment Fund, 0.100%††
	(Cost $440,634,320)	440,634,320	8.0

	Total Short-Term Investments (Cost $462,821,932)	462,821,932	8.4

	Total Investments in Securities (Cost $5,227,707,903)	$5,518,917,649	100.5
	Liabilities in Excess of Other Assets	(30,011,732)	(0.5)
	Net Assets	$5,488,905,917	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
P	Preferred Stock may be called prior to convertible date.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.

CAD	Canadian Dollar
EUR	EU Euro
GBP	British Pound

Cost for federal income tax purposes is $5,230,831,341.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$464,887,794
Gross Unrealized Depreciation	(176,801,486)

Net Unrealized Appreciation	$288,086,308

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$336,909,917	$27,512,831	$–	$364,422,748
Consumer Staples	231,657,402	9,663,960	–	241,321,362
Energy	70,957,490	–	–	70,957,490
Financials	608,395,511	–	–	608,395,511
Health Care	877,731,170	–	–	877,731,170
Industrials	562,095,953	–	–	562,095,953
Information Technology	484,416,038	–	–	484,416,038
Materials	52,647,665	–	–	52,647,665
Telecommunication Services	27,619,938	–	–	27,619,938
Utilities	231,484,317	–	–	231,484,317
Total Common Stock	3,483,915,401	37,176,791	–	3,521,092,192
Preferred Stock	96,992,843	61,767,955	–	158,760,798
Corporate Bonds/Notes	–	1,358,833,105	–	1,358,833,105
Short-Term Investments	440,634,320	22,187,612	–	462,821,932
Asset-Backed Securities	–	6,770,039	–	6,770,039
Foreign Government Bonds	–	10,639,583	–	10,639,583
Total Investments, at fair value	$4,021,542,564	$1,497,375,085	$–	$5,518,917,649
Liabilities Table
Other Financial Instruments+
Written Options	$(2,136,530)	$(14,897,700)	$–	$(17,034,230)
Total Liabilities	$(2,136,530)	$(14,897,700)	$–	$(17,034,230)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2015, the following exchange-traded written options were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

Description	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Fair Value
Google Inc. - Class A	590.00	01/15/16	109	$295,811	$(744,470)
Google Inc. - Class C	590.00	01/15/16	159	402,767	(753,660)
Visa Inc.	280.00	01/15/16	1,344	442,859	(443,520)
Visa Inc.	300.00	01/15/16	1,344	247,588	(194,880)
				$1,389,025	$(2,136,530)

At September 30, 2015, the following over-the-counter written options were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Securities
3,349	Citigroup, Inc.	Altria Group, Inc.	55.000	USD	01/15/16	$417,757	$(683,196)
900	Bank of America	American Tower Corp.	105.000	USD	01/15/16	283,709	(24,750)
1,071	Bank of America	American Tower Corp.	110.000	USD	01/15/16	213,050	(16,065)
556	Citigroup, Inc.	American Tower Corp.	115.000	USD	01/15/16	149,215	(25,020)
117	Citigroup, Inc.	Boeing Co.	140.000	USD	01/15/16	54,021	(35,100)
702	Bank of America	Crown Castle International Corp.	90.000	USD	01/15/16	170,740	(19,305)
1,401	Citigroup, Inc.	CVS Health Corp.	110.000	USD	01/15/16	338,944	(100,872)
419	Morgan Stanley	CVS Health Corp.	115.000	USD	01/15/16	115,405	(11,313)
418	Morgan Stanley	CVS Health Corp.	120.000	USD	01/15/16	56,915	(6,270)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
1,058	Morgan Stanley	CVS Health Corp.	90.000	USD	01/15/16	$267,494	$(932,098)
1,058	Morgan Stanley	CVS Health Corp.	95.000	USD	01/15/16	161,853	(624,220)
483	Bank of America	Google Inc. - Class C	700.000	USD	01/15/16	918,369	(367,080)
1,502	Bank of America	Liberty Global PLC- Class A	60.000	USD	01/15/16	521,194	(105,140)
2,645	Morgan Stanley	Lowe's Companies Inc.	60.000	USD	01/15/16	520,589	(2,618,550)
914	Morgan Stanley	Lowe's Companies Inc.	75.000	USD	01/15/16	112,459	(104,196)
1,489	Citigroup, Inc.	Mondelez International, Inc.	45.000	USD	01/15/16	126,997	(192,081)
160	Citigroup, Inc.	Pentair PLC	70.000	USD	11/20/15	39,680	(2,400)
1,562	Morgan Stanley	PepsiCo Inc.	100.000	USD	01/15/16	392,174	(179,630)
909	Morgan Stanley	PepsiCo Inc.	105.000	USD	01/15/16	186,227	(31,815)
1,492	Morgan Stanley	PepsiCo Inc.	110.000	USD	01/15/16	248,903	(11,190)
1,094	Citigroup, Inc.	Thermo Fisher Scientific Inc.	150.000	USD	01/15/16	372,483	(15,316)
431	Bank of America	United Health Group Inc.	120.000	USD	01/15/16	154,199	(224,120)
1,106	Bank of America	United Health Group Inc.	90.000	USD	01/15/16	754,842	(3,058,090)
1,105	Bank of America	United Health Group Inc.	95.000	USD	01/15/16	540,085	(2,508,350)
831	Citigroup, Inc.	United Health Group Inc.	100.000	USD	01/15/16	384,708	(1,522,808)
830	Citigroup, Inc.	United Health Group Inc.	105.000	USD	01/15/16	263,029	(1,176,110)
2,087	Citigroup, Inc.	Visa, Inc.	75.000	USD	01/15/16	402,666	(302,615)
		Total Written OTC Options				$8,167,707	$(14,897,700)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2015 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Written options	$17,034,230
Total Liability Derivatives		$17,034,230

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2015:

	Bank of America	Citigroup, Inc.	Morgan Stanley	Totals
Liabilities:
Written options	$6,322,900	$4,055,518	$4,519,282	$14,897,700
Total Liabilities	$6,322,900	$4,055,518	$4,519,282	$14,897,700

Net OTC derivative instruments by counterparty, at fair value	$(6,322,900)	$(4,055,518)	$(4,519,282)	$(14,897,700)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-

Net Exposure(1)	$(6,322,900)	$(4,055,518)	$(4,519,282)	$(14,897,700)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

PORTFOLIO OF INVESTMENTS
VY® T. Rowe Price Equity Income Portfolio	as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.8%
		Consumer Discretionary: 11.8%
266,200		Cablevision Systems Corp.	$8,643,514	0.9
172,100	@	Carnival Corp.	8,553,370	0.8
84,900		Coach, Inc.	2,456,157	0.2
121,200		Comcast Corp. – Class A	6,893,856	0.7
369,400		Ford Motor Co.	5,012,758	0.5
210,509		General Motors Co.	6,319,480	0.6
83,700		Genuine Parts Co.	6,937,893	0.7
190,200		Johnson Controls, Inc.	7,866,672	0.8
188,500		Kohl's Corp.	8,729,435	0.9
158,000		Las Vegas Sands Corp.	5,999,260	0.6
148,900		Macy's, Inc.	7,641,548	0.8
491,000		Mattel, Inc.	10,340,460	1.0
192,400		New York Times Co.	2,272,244	0.2
276,400		News Corp - Class A	3,488,168	0.3
619,200		Staples, Inc.	7,263,216	0.7
68,866		Time Warner, Inc.	4,734,538	0.5
79,000		Twenty-First Century Fox, Inc. - Class A	2,131,420	0.2
154,700		Twenty-First Century Fox, Inc. Class B	4,187,729	0.4
59,700		Viacom, Inc. Class B	2,576,055	0.3
68,900		Walt Disney Co.	7,041,580	0.7
			119,089,353	11.8

		Consumer Staples: 5.3%
274,700		Archer-Daniels-Midland Co.	11,386,315	1.1
457,000		Avon Products, Inc.	1,485,250	0.1
113,500		Campbell Soup Co.	5,752,180	0.6
74,400		Clorox Co.	8,595,432	0.9
75,500		Kellogg Co.	5,024,525	0.5
70,400		McCormick & Co., Inc.	5,785,472	0.6
108,400		PepsiCo, Inc.	10,222,120	1.0
85,400		Wal-Mart Stores, Inc.	5,537,336	0.5
			53,788,630	5.3

		Energy: 10.8%
94,500		Anadarko Petroleum Corp.	5,706,855	0.6
317,400		Apache Corp.	12,429,384	1.2
126,924	@	BP PLC ADR	3,878,798	0.4
317,800	@	Canadian Natural Resources Ltd.	6,181,210	0.6
210,290		Chevron Corp.	16,587,675	1.6
378,300		Columbia Pipeline Group, Inc.	6,919,107	0.7
35,500		ConocoPhillips	1,702,580	0.2
269,800	L	Consol Energy, Inc.	2,644,040	0.3
163,200		Diamond Offshore Drilling	2,823,360	0.3
248,924		Exxon Mobil Corp.	18,507,499	1.8
231,700		Hess Corp.	11,598,902	1.1
119,900		Occidental Petroleum Corp.	7,931,385	0.8
252,900	@	Royal Dutch Shell PLC - Class A ADR	11,984,931	1.2
			108,895,726	10.8

		Financial: 23.0%
169,500		American Express Co.	12,565,035	1.3
1,290,119		Bank of America Corp.	20,100,054	2.0
113,200		Bank of New York Mellon Corp.	4,431,780	0.4
54,100		Chubb Corp.	6,635,365	0.7
98,000		Digital Realty Trust, Inc.	6,401,360	0.6
542,944		JPMorgan Chase & Co.	33,103,296	3.3
315,100		Loews Corp.	11,387,714	1.1
311,300		Marsh & McLennan Cos., Inc.	16,256,086	1.6
253,000		Metlife, Inc.	11,928,950	1.2
192,900		Northern Trust Corp.	13,148,064	1.3
161,500		PNC Financial Services Group, Inc.	14,405,800	1.4
204,200		Rayonier, Inc.	4,506,694	0.5
1,007,804		Royal Bank of Scotland Group PLC	4,808,317	0.5
118,300		State Street Corp.	7,950,943	0.8
144,100	@	Sun Life Financial, Inc.	4,648,666	0.5
212,300		SunTrust Bank	8,118,352	0.8
453,200		US Bancorp	18,585,732	1.9
420,100		Wells Fargo & Co.	21,572,135	2.1
300,651		Weyerhaeuser Co.	8,219,798	0.8
53,800	@	Willis Group Holdings PLC	2,204,186	0.2
			230,978,327	23.0

		Health Care: 7.2%
8,100		Becton Dickinson & Co.	1,074,546	0.1
243,800		Bristol-Myers Squibb Co.	14,432,960	1.4
304,761		GlaxoSmithKline PLC	5,849,533	0.6
205,800		Johnson & Johnson	19,211,430	1.9
290,700		Merck & Co., Inc.	14,357,673	1.4
557,276		Pfizer, Inc.	17,504,039	1.8
			72,430,181	7.2

		Industrials: 12.9%
111,900		Boeing Co.	14,653,305	1.5
110,300		Deere & Co.	8,162,200	0.8
95,881		Eaton Corp. PLC	4,918,695	0.5
221,000		Emerson Electric Co.	9,761,570	1.0
88,500		Flowserve Corp.	3,640,890	0.4
1,370,200		General Electric Co.	34,556,444	3.4
68,800		Honeywell International, Inc.	6,514,672	0.7
164,500		Illinois Tool Works, Inc.	13,539,995	1.3
143,800	L	Joy Global, Inc.	2,146,934	0.2
146,500		Masco Corp.	3,688,870	0.4
24,630		Stanley Black & Decker, Inc.	2,388,618	0.2
122,300	@	Tyco International Plc	4,092,158	0.4
135,200		United Parcel Service, Inc. - Class B	13,342,888	1.3
14,800		United Technologies Corp.	1,317,052	0.1
168,300		USG Corp.	4,480,146	0.4
76,800		Xylem, Inc.	2,522,880	0.3
			129,727,317	12.9

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: 10.4%
144,100		Analog Devices, Inc.	$8,128,681	0.8
555,800		Applied Materials, Inc.	8,164,702	0.8
116,900		CA, Inc.	3,191,370	0.3
386,600		Cisco Systems, Inc.	10,148,250	1.0
61,900		Computer Sciences Corp.	3,799,422	0.4
527,800		Corning, Inc.	9,035,936	0.9
212,100		EMC Corp.	5,124,336	0.5
158,900		Harris Corp.	11,623,535	1.2
64,100		International Business Machines Corp.	9,292,577	0.9
281,000		Microsoft Corp.	12,437,060	1.2
200,400		Qualcomm, Inc.	10,767,492	1.1
199,400		Texas Instruments, Inc.	9,874,288	1.0
185,800		Western Union Co.	3,411,288	0.3
			104,998,937	10.4

		Materials: 5.2%
211,200		Du Pont E I de Nemours & Co.	10,179,840	1.0
290,993		International Paper Co.	10,996,625	1.1
261,400		Newmont Mining Corp.	4,200,698	0.4
217,500		Nucor Corp.	8,167,125	0.8
161,400	@	Potash Corp. of Saskatchewan	3,316,770	0.4
115,000		Vulcan Materials Co.	10,258,000	1.0
100,842		WestRock Co.	5,187,313	0.5
			52,306,371	5.2

		Telecommunication Services: 4.1%
501,603		AT&T, Inc.	16,342,226	1.6
192,710		CenturyLink, Inc.	4,840,875	0.5
427,347		Telefonica S.A.	5,184,596	0.5
281,258		Verizon Communications, Inc.	12,237,536	1.2
852,192		Vodafone Group PLC	2,687,877	0.3
			41,293,110	4.1

		Utilities: 7.1%
336,700		AES Corp.	3,296,293	0.3
182,072		Duke Energy Corp.	13,098,260	1.3
18,900		Edison International	1,192,023	0.1
171,900		Entergy Corp.	11,190,690	1.1
241,900		Exelon Corp.	7,184,430	0.7
338,700		FirstEnergy Corp.	10,604,697	1.1
482,400		NiSource, Inc.	8,948,520	0.9
123,400		Pacific Gas & Electric Co.	6,515,520	0.7
258,000		Xcel Energy, Inc.	9,135,780	0.9
			71,166,213	7.1

	Total Common Stock (Cost $833,099,683)		984,674,165	97.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
	Securities Lending Collateralcc: 0.1%
830,709	Nomura Securities, Repurchase Agreement dated 09/30/15, 0.14%, due 10/01/15 (Repurchase Amount $830,712, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $847,323, due 11/15/15-07/20/65)
	(Cost $830,709)	$830,709	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
14,795,484	T. Rowe Price Reserve Investment Fund, 0.100%††
	(Cost $14,795,484)	14,795,484	1.5

	Total Short-Term Investments (Cost $15,626,193)	15,626,193	1.6

	Total Investments in Securities (Cost $848,725,876)	$1,000,300,358	99.4
	Assets in Excess of Other Liabilities	6,415,954	0.6
	Net Assets	$1,006,716,312	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.

Cost for federal income tax purposes is $862,905,380.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$249,842,593
Gross Unrealized Depreciation	(112,447,615)

Net Unrealized Appreciation	$137,394,978

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$119,089,353	$–	$–	$119,089,353
Consumer Staples	53,788,630	–	–	53,788,630
Energy	108,895,726	–	–	108,895,726
Financials	226,170,010	4,808,317	–	230,978,327
Health Care	66,580,648	5,849,533	–	72,430,181
Industrials	129,727,317	–	–	129,727,317
Information Technology	104,998,937	–	–	104,998,937
Materials	52,306,371	–	–	52,306,371
Telecommunication Services	33,420,637	7,872,473	–	41,293,110
Utilities	71,166,213	–	–	71,166,213
Total Common Stock	966,143,842	18,530,323	–	984,674,165
Short-Term Investments	14,795,484	830,709	–	15,626,193
Total Investments, at fair value	$980,939,326	$19,361,032	$–	$1,000,300,358

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.3%
		Australia: 2.4%
170,309		Amcor Ltd.	$1,583,854	0.7
184,040		Brambles Ltd.	1,264,263	0.6
24,476		CSL Ltd.	1,540,358	0.7
1,023,911	@	South32 Ltd. - AUD	989,707	0.4
			5,378,182	2.4

		Brazil: 1.2%
254,900		BR Malls Participacoes S.A.	675,104	0.3
224,100		Lojas Renner SA	1,048,005	0.5
106,500	@,L	Tim Participacoes SA ADR	1,006,425	0.4
			2,729,534	1.2

		Canada: 3.6%
87,900	@	Canadian Natural Resources Ltd.	1,711,893	0.8
10,400	@	Canadian Pacific Railway Ltd.	1,492,706	0.7
72,900	@	Toronto Dominion Bank	2,873,390	1.3
10,700	@	Valeant Pharmaceuticals International, Inc. - CAD	1,909,884	0.8
516	@	Valeant Pharmaceuticals International, Inc. - USD	92,044	0.0
			8,079,917	3.6

		China: 5.4%
19,121	@	Alibaba Group Holding Ltd. ADR	1,127,565	0.5
11,800	@	Baidu, Inc. ADR	1,621,438	0.7
305,000		China Mengniu Diary Co., Ltd.	1,075,515	0.5
750,000		China Overseas Land & Investment Ltd.	2,280,285	1.0
20,000	@	Ctrip.com International Ltd. ADR	1,263,600	0.6
156,200		Tencent Holdings Ltd.	2,632,999	1.2
72,500	@	Vipshop Holdings Ltd. ADR	1,218,000	0.5
977,000		Want Want China Holdings Ltd.	804,757	0.4
			12,024,159	5.4

		Denmark: 1.1%
136,922		GN Store Nord	2,459,769	1.1

		France: 4.6%
11,474		Air Liquide SA	1,360,275	0.6
36,816		AXA S.A.	893,859	0.4
48,837		BNP Paribas	2,875,250	1.3
26,807		Eutelsat Communications	822,204	0.4
7,989		Iliad SA	1,616,122	0.7
45,572		Schneider Electric SE	2,552,003	1.2
			10,119,713	4.6

		Germany: 4.1%
15,741		Bayer AG	2,019,556	0.9
30,772		Brenntag AG	1,660,275	0.8
39,377		Fresenius SE & Co. KGaA	2,643,306	1.2
6,322		Linde AG	1,026,854	0.5
34,123		Wirecard AG	1,633,891	0.7
			8,983,882	4.1

		Hong Kong: 4.6%
822,000		AIA Group Ltd.	4,275,017	1.9
160,740		Cheung Kong Property Holdings Ltd.	1,177,633	0.5
198,240		CK Hutchison Holdings Ltd.	2,578,634	1.2
45,100		Jardine Matheson Holdings Ltd.	2,135,530	1.0
			10,166,814	4.6

		India: 5.2%
10,859		Axis Bank Ltd.	82,352	0.1
47,401	@	Axis Bank Ltd. GDR	1,791,984	0.8
143,797		Housing Development Finance Corp.	2,664,201	1.2
85,005		Infosys Ltd.	1,508,005	0.7
843,595		NTPC Ltd.	1,591,484	0.7
645,530		Power Grid Corp. of India Ltd.	1,305,482	0.6
63,597		Tata Consultancy Services Ltd.	2,513,948	1.1
			11,457,456	5.2

		Indonesia: 1.2%
1,638,600		Bank Central Asia Tbk PT	1,375,730	0.6
4,754,100		Sarana Menara Nusantara Tbk PT	1,294,803	0.6
			2,670,533	1.2

		Ireland: 0.6%
106,703		James Hardie Industries SE	1,288,024	0.6

		Italy: 1.2%
176,671		Mediolanum S.p.A	1,261,956	0.6
74,308		Moncler S.p.A.	1,330,688	0.6
			2,592,644	1.2

		Japan: 13.7%
76,000		Air Water, Inc.	1,141,588	0.5
169,700		Astellas Pharma, Inc.	2,196,611	1.0
18,000		Calbee, Inc.	582,480	0.3
38,800		Denso Corp.	1,643,524	0.8
39,500		FamilyMart Co., Ltd.	1,800,917	0.8
131,900		Inpex Corp.	1,179,283	0.5
86,500		Japan Tobacco, Inc.	2,683,247	1.2
35,600		Koito Manufacturing Co., Ltd.	1,163,280	0.5
196,000		Mitsubishi Electric Corp.	1,795,466	0.8
48,300		Nabtesco Corp.	882,445	0.4
83,300		Nippon Telegraph & Telephone Corp.	2,934,129	1.3
65,600		Olympus Corp.	2,046,609	0.9
49,300		SoftBank Group Corp.	2,279,623	1.0
41,200		Start Today Co. Ltd.	1,363,730	0.6

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
243,100		Sumitomo Corp.	$2,350,877	1.1
68,400		Tokio Marine Holdings, Inc.	2,555,424	1.2
431,700		Yahoo! Japan Corp.	1,643,477	0.8
			30,242,710	13.7

		Malaysia: 0.5%
1,662,100		Astro Malaysia Holdings Bhd	1,065,607	0.5

		Mexico: 0.5%
165,500	@	Grupo Financiero Santander Mexico SAB de CV ADR	1,214,770	0.5

		Netherlands: 4.5%
53,896	@	Altice NV - A	1,127,689	0.5
18,187	@	Altice NV - B	405,734	0.2
23,839		ASML Holding NV	2,095,529	0.9
44,100		Airbus Group SE	2,611,618	1.2
21,600	@	NXP Semiconductor NV - NXPI - US	1,880,712	0.8
82,056		Royal Dutch Shell PLC - Class B	1,940,229	0.9
			10,061,511	4.5

		Russia: 0.7%
16,355	@	Magnit PJSC GDR	782,356	0.4
133,779	@	Sberbank of Russia ADR	658,193	0.3
			1,440,549	0.7

		South Africa: 0.5%
55,008		Aspen Pharmacare Holdings Ltd.	1,170,435	0.5

		South Korea: 1.6%
3,277		LG Household & Health Care Ltd.	2,371,530	1.1
2,754		NAVER Corp.	1,193,682	0.5
			3,565,212	1.6

		Spain: 2.5%
48,744		Amadeus IT Holding S.A.	2,088,456	0.9
209,257		Banco Bilbao Vizcaya Argentaria S.A.	1,769,452	0.8
58,000	@	Grifols SA ADR	1,763,200	0.8
			5,621,108	2.5

		Sweden: 4.4%
120,066		Assa Abloy AB	2,153,477	1.0
81,955		Hexagon AB	2,503,854	1.1
96,998		Svenska Cellulosa AB SCA	2,714,211	1.2
160,033		Svenska Handelsbanken AB	2,295,651	1.1
			9,667,193	4.4

		Switzerland: 9.2%
32,827		Cie Financiere Richemont SA	2,554,301	1.2
92,435		Credit Suisse Group AG	2,221,845	1.0
8,353		Dufry Group	978,074	0.4
65,847		GAM Holding Ltd.	1,159,010	0.5
26,793		LafargeHolcim Ltd	1,404,491	0.6
40,116		Julius Baer Group Ltd.	1,821,748	0.8
52,198		Nestle S.A.	3,925,586	1.8
22,810		Novartis AG	2,096,510	1.0
9,137		Roche Holding AG	2,425,614	1.1
520		SGS S.A.	908,645	0.4
2,856		Syngenta AG	915,093	0.4
			20,410,917	9.2

		Taiwan: 1.6%
879,000		Taiwan Semiconductor Manufacturing Co., Ltd.	3,522,748	1.6

		Thailand: 0.4%
711,300		CP ALL PCL	939,466	0.4

		Turkey: 0.5%
1		BIM Birlesik Magazalar AS	18	0.0
522,993		Turkiye Garanti Bankasi A/S	1,217,103	0.5
			1,217,121	0.5

		United Arab Emirates: 1.0%
103,691		DP World Ltd.	2,205,127	1.0

		United Kingdom: 14.9%
123,854		ARM Holdings PLC	1,779,433	0.8
390,791		Aviva PLC	2,672,834	1.2
710,735		Barclays PLC	2,630,273	1.2
93,266		BG Group PLC	1,345,440	0.6
137,534		Sky PLC	2,175,924	1.0
57,198		Burberry Group PLC	1,185,634	0.5
224,967		Capita Group PLC	4,085,837	1.9
126,664		Compass Group PLC	2,023,184	0.9
51,324		easyJet PLC	1,385,439	0.6
109,883		Experian PLC	1,763,974	0.8
22,735	@	Liberty Global PLC LILAC Group C	778,446	0.4
114,003		Rolls-Royce Holdings PLC	1,169,459	0.5
334,150		Royal Bank of Scotland Group PLC	1,594,258	0.7
37,853		SABMiller PLC	2,143,526	1.0
28,860		Shire PLC	1,972,920	0.9
77,027		Standard Chartered PLC	747,540	0.3
118,757		Standard Life PLC	697,477	0.3
132,338		WPP PLC	2,755,139	1.3
			32,906,737	14.9

		United States: 5.6%
12,790		Anheuser-Busch InBev Worldwide, Inc.	1,360,294	0.6
31,500		Las Vegas Sands Corp.	1,196,055	0.6
31,400	@	Liberty Global PLC - Class A	1,348,316	0.6
49,800	@	Liberty Global PLC - Class C	2,042,796	0.9
14,800		Philip Morris International, Inc.	1,174,084	0.5

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
3,280	Priceline.com, Inc.	$4,056,901	1.8
394,500	Samsonite International SA	1,289,178	0.6
		12,467,624	5.6

	Total Common Stock (Cost $220,431,200)	215,669,462	97.3

PREFERRED STOCK: 0.5%
	Brazil: 0.5%
165,076	Itau Unibanco Holding S.A.	1,096,343	0.5

	United States: 0.0%
3,895	@ Peixe Urbano, Inc. - Series A	78	0.0
17,165	@ Peixe Urbano, Inc. - Series C	7,381	0.0
		7,459	0.0

	Total Preferred Stock (Cost $2,497,427)	1,103,802	0.5

	Total Long-Term Investments (Cost $222,928,627)	216,773,264	97.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.5%
	Securities Lending Collateralcc: 0.5%
28,033	Daiwa Capital Markets, Repurchase Agreement dated 09/30/15, 0.21%, due 10/01/15 (Repurchase Amount $28,033, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $28,594, due 10/01/15-09/09/49)	28,033	0.0
1,000,000	Nomura Securities, Repurchase Agreement dated 09/30/15, 0.14%, due 10/01/15 (Repurchase Amount $1,000,004, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,020,000, due 11/15/15-07/20/65)	1,000,000	0.5
		1,028,033	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
1,000	T. Rowe Price Reserve Investment Fund, 0.100%††
	(Cost $1,000)	$1,000	0.0

	Total Short-Term Investments (Cost $1,029,033)	1,029,033	0.5

	Total Investments in Securities (Cost $223,957,660)	$217,802,297	98.3
	Assets in Excess of Other Liabilities	3,753,920	1.7
	Net Assets	$221,556,217	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.

Cost for federal income tax purposes is $225,883,139.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$19,394,193
Gross Unrealized Depreciation	(27,475,035)

Net Unrealized Depreciation	$(8,080,842)

Sector Diversification	Percentage of Net Assets
Financials	20.9%
Industrials	16.3
Consumer Discretionary	15.9
Information Technology	11.2
Health Care	10.9
Consumer Staples	10.2
Materials	4.3
Telecommunication Services	4.0
Energy	2.8
Utilities	1.3
Short-Term Investments	0.5
Assets in Excess of Other Liabilities	1.7
Net Assets	100.0%

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$5,378,182	$–	$5,378,182
Brazil	2,729,534	–	–	2,729,534
Canada	8,079,917	–	–	8,079,917
China	5,230,603	6,793,556	–	12,024,159
Denmark	–	2,459,769	–	2,459,769
France	–	10,119,713	–	10,119,713
Germany	–	8,983,882	–	8,983,882
Hong Kong	–	10,166,814	–	10,166,814
India	–	11,457,456	–	11,457,456
Indonesia	1,294,803	1,375,730	–	2,670,533
Ireland	–	1,288,024	–	1,288,024
Italy	–	2,592,644	–	2,592,644
Japan	–	30,242,710	–	30,242,710
Malaysia	–	1,065,607	–	1,065,607
Mexico	1,214,770	–	–	1,214,770
Netherlands	3,414,135	6,647,376	–	10,061,511
Russia	658,193	782,356	–	1,440,549
South Africa	–	1,170,435	–	1,170,435
South Korea	–	3,565,212	–	3,565,212
Spain	1,763,200	3,857,908	–	5,621,108
Sweden	–	9,667,193	–	9,667,193
Switzerland	–	20,410,917	–	20,410,917
Taiwan	–	3,522,748	–	3,522,748
Thailand	–	939,466	–	939,466
Turkey	18	1,217,103	–	1,217,121
United Arab Emirates	–	2,205,127	–	2,205,127
United Kingdom	778,446	32,128,291	–	32,906,737
United States	9,818,152	2,649,472	–	12,467,624
Total Common Stock	34,981,771	180,687,691	–	215,669,462
Preferred Stock	1,096,343	–	7,459	1,103,802
Short-Term Investments	1,000	1,028,033	–	1,029,033
Total Investments, at fair value	$36,079,114	$181,715,724	$7,459	$217,802,297

(1)	For the period ended September 30, 2015, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At September 30, 2015, securities valued at $8,486,293 and $21 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
VY® Templeton Global Growth Portfolio	as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Brazil: 0.5%
269,331	@	Petroleo Brasileiro SA ADR	$991,138	0.5

		Canada: 0.2%
14,400	@	Suncor Energy, Inc.	385,115	0.2

		China: 1.5%
74,000		China Mobile Ltd.	885,762	0.4
11,144	@	China Telecom Corp., Ltd. ADR	541,153	0.3
2,372,100		Kunlun Energy Co. Ltd.	1,704,427	0.8
			3,131,342	1.5

		Denmark: 0.5%
32,270	L	FLSmidth & Co. A/S	1,071,021	0.5

		France: 9.7%
132,302		AXA S.A.	3,212,173	1.5
59,400		BNP Paribas	3,497,140	1.7
23,745		Cie Generale des Etablissements Michelin	2,172,547	1.1
220,710		Credit Agricole SA	2,540,986	1.2
35,430		Sanofi	3,372,957	1.6
42,750		Technip S.A.	2,023,097	1.0
73,690		Total S.A.	3,314,806	1.6
			20,133,706	9.7

		Germany: 5.0%
222,940		Deutsche Lufthansa AG	3,103,516	1.5
25,280		Merck KGaA	2,238,210	1.1
80,110		Metro AG	2,216,489	1.1
14,080		SAP SE	912,159	0.4
21,680		Siemens AG	1,936,836	0.9
			10,407,210	5.0

		Ireland: 1.5%
47,430		Medtronic PLC	3,174,964	1.5

		Israel: 2.1%
77,198	@	Teva Pharmaceutical Industries Ltd. ADR	4,358,599	2.1

		Italy: 2.2%
115,691		ENI S.p.A.	1,819,869	0.9
450,808		UniCredit SpA	2,810,441	1.3
			4,630,310	2.2

		Japan: 3.7%
170,000		Konica Minolta Holdings, Inc.	1,790,909	0.9
309,600		Nissan Motor Co., Ltd.	2,846,648	1.4
52,500		SoftBank Group Corp.	2,427,590	1.2
212,000		Toshiba Corp.	534,083	0.2
			7,599,230	3.7

		Netherlands: 3.1%
243,789		Aegon NV	1,397,928	0.7
31,270		Akzo Nobel NV	2,033,789	1.0
52,100		Qiagen NV	1,343,934	0.6
72,372		Royal Dutch Shell PLC - Class B	1,711,249	0.8
			6,486,900	3.1

		Portugal: 1.0%
199,860		Galp Energia SGPS SA	1,972,191	1.0

		Russia: 1.0%
141,743	@	MMC Norilsk Nickel PJSC ADR	2,036,847	1.0

		Singapore: 2.9%
139,980		DBS Group Holdings Ltd.	1,597,780	0.8
179,730	@	Flextronics International Ltd.	1,894,354	0.9
966,500		Singapore Telecommunications Ltd.	2,446,323	1.2
			5,938,457	2.9

		South Korea: 6.9%
29,705		Hyundai Motor Co.	4,127,813	2.0
76,364		KB Financial Group, Inc.	2,269,899	1.1
11,662		POSCO	1,648,949	0.8
6,657		Samsung Electronics Co., Ltd.	6,387,084	3.0
			14,433,745	6.9

		Spain: 1.3%
228,268		Telefonica S.A.	2,769,359	1.3

		Sweden: 1.3%
122,730		Getinge AB	2,739,282	1.3

		Switzerland: 4.7%
134,449		Credit Suisse Group AG	3,231,729	1.5
550,440		Glencore PLC	764,044	0.4
13,790		Roche Holding AG	3,660,853	1.7
25,730		Swiss Re Ltd.	2,207,560	1.1
			9,864,186	4.7

		Thailand: 0.6%
276,600	L	Bangkok Bank PCL	1,221,927	0.6

		Turkey: 0.9%
214,182	@	Turkcell Iletisim Hizmet AS ADR	1,859,100	0.9

		United Kingdom: 12.4%
242,780		BAE Systems PLC	1,645,703	0.8
48,520		BG Group PLC	699,942	0.3
437,089		BP PLC	2,217,508	1.1
146,836		Sky PLC	2,323,090	1.1
131,970		CRH PLC - London	3,483,458	1.7
166,017		GlaxoSmithKline PLC	3,186,504	1.5
350,710		HSBC Holdings PLC	2,633,470	1.3
609,376		Kingfisher PLC	3,310,265	1.6
651,074		Serco Group PLC	1,006,037	0.5
184,520		Standard Chartered PLC	1,790,750	0.9
713,059		Tesco PLC	1,980,583	0.9

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
492,605		Vodafone Group PLC	$1,553,713	0.7
			25,831,023	12.4

		United States: 35.6%
77,810		American International Group, Inc.	4,421,164	2.1
7,841	@	Allergan plc	2,131,262	1.0
30,610		Amgen, Inc.	4,233,975	2.0
51,650		Apache Corp.	2,022,614	1.0
41,950		Baker Hughes, Inc.	2,183,078	1.1
27,670		Capital One Financial Corp.	2,006,628	1.0
241,830	L	Chesapeake Energy Corp.	1,772,614	0.9
28,760		Chevron Corp.	2,268,589	1.1
106,710		Cisco Systems, Inc.	2,801,137	1.3
97,220		Citigroup, Inc.	4,823,084	2.3
61,120		Comcast Corp. – Class A	3,476,506	1.7
17,175		CVS Health Corp.	1,657,044	0.8
29,980		Eli Lilly & Co.	2,509,026	1.2
15,270		Gilead Sciences, Inc.	1,499,361	0.7
3,340		Google, Inc. - Class A	2,132,156	1.0
44,030		Halliburton Co.	1,556,461	0.7
93,170		Hewlett-Packard Co.	2,386,084	1.1
53,490		JPMorgan Chase & Co.	3,261,285	1.6
44,320	@	Michael Kors Holdings Ltd.	1,872,077	0.9
130,920		Microsoft Corp.	5,794,519	2.8
56,280		Morgan Stanley	1,772,820	0.9
195,600	L	Navistar International Corp.	2,488,032	1.2
94,190		News Corp - Class A	1,188,678	0.6
29,370		Oracle Corp.	1,060,844	0.5
120,450		Pfizer, Inc.	3,783,335	1.8
62,340		SunTrust Bank	2,383,882	1.1
22,290		Target Corp.	1,753,331	0.8
86,570		Twenty-First Century Fox, Inc. - Class A	2,335,659	1.1
27,130		United Parcel Service, Inc. - Class B	2,677,460	1.3
			74,252,705	35.6

	Total Common Stock (Cost $207,531,011)		205,288,357	98.6

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.0%
		U.S. Government Agency Obligations: 0.5%
1,000,000	Z	Farmer Mac, 0.070%, 10/01/15
		(Cost $1,000,000)	1,000,000	0.5

		Securities Lending Collateralcc: 2.5%
1,265,122		Citigroup, Inc., Repurchase Agreement dated 09/30/15, 0.12%, due 10/01/15 (Repurchase Amount $1,265,126, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,290,424, due 05/15/18-10/01/45)	1,265,122	0.6
1,265,122		Daiwa Capital Markets, Repurchase Agreement dated 09/30/15, 0.20%, due 10/01/15 (Repurchase Amount $1,265,129, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,290,424, due 10/01/15-09/09/49)	1,265,122	0.6
1,265,122		HSBC Securities USA, Repurchase Agreement dated 09/30/15, 0.10%, due 10/01/15 (Repurchase Amount $1,265,125, collateralized by various U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $1,290,425, due 11/15/15-07/15/37)	1,265,122	0.6
1,265,122		Nomura Securities, Repurchase Agreement dated 09/30/15, 0.14%, due 10/01/15 (Repurchase Amount $1,265,127, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,290,424, due 11/15/15-07/20/65)	1,265,122	0.6

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
266,652	Royal Bank of Scotland PLC, Repurchase Agreement dated 09/30/15, 0.09%, due 10/01/15 (Repurchase Amount $266,653, collateralized by various U.S. Government Securities, 0.094%-3.625%, Market Value plus accrued interest $271,986, due 01/31/16-02/15/44)	$266,652	0.1
		5,327,140	2.5

	Total Short-Term Investments (Cost $6,327,140)	6,327,140	3.0

	Total Investments in Securities (Cost $213,858,151)	$211,615,497	101.6
	Liabilities in Excess of Other Assets	(3,286,472)	(1.6)
	Net Assets	$208,329,025	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is $216,015,221.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$33,545,060
Gross Unrealized Depreciation	(37,944,784)

Net Unrealized Depreciation	$(4,399,724)

Sector Diversification	Percentage of Net Assets
Financials	22.7%
Health Care	18.1
Energy	13.0
Consumer Discretionary	12.3
Information Technology	11.9
Industrials	6.4
Telecommunication Services	6.0
Materials	5.4
Consumer Staples	2.8
U.S. Government Agency Obligations	0.5
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(1.6)
Net Assets	100.0%

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock
Brazil	$991,138	$–	$–	$991,138
Canada	385,115	–	–	385,115
China	541,153	2,590,189	–	3,131,342
Denmark	–	1,071,021	–	1,071,021
France	–	20,133,706	–	20,133,706
Germany	–	10,407,210	–	10,407,210
Ireland	3,174,964	–	–	3,174,964
Israel	4,358,599	–	–	4,358,599
Italy	–	4,630,310	–	4,630,310
Japan	–	7,599,230	–	7,599,230
Netherlands	–	6,486,900	–	6,486,900
Portugal	–	1,972,191	–	1,972,191
Russia	2,036,847	–	–	2,036,847
Singapore	1,894,354	4,044,103	–	5,938,457
South Korea	–	14,433,745	–	14,433,745
Spain	–	2,769,359	–	2,769,359
Sweden	–	2,739,282	–	2,739,282
Switzerland	–	9,864,186	–	9,864,186
Thailand	–	1,221,927	–	1,221,927
Turkey	1,859,100	–	–	1,859,100
United Kingdom	–	25,831,023	–	25,831,023
United States	74,252,705	–	–	74,252,705
Total Common Stock	89,493,975	115,794,382	–	205,288,357
Short-Term Investments	–	6,327,140	–	6,327,140
Total Investments, at fair value	$89,493,975	$122,121,522	$–	$211,615,497

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Investors Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 25, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 25, 2015